UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Knights of Columbus Limited Duration Fund	Knights of Columbus Core Bond Fund

Knights of Columbus Long/Short Equity Fund	Knights of Columbus Large Cap Value Fund

Knights of Columbus Large Cap Growth Fund	Knights of Columbus Small Cap Fund

Knights of Columbus U.S. All Cap Index Fund	Knights Of Columbus Real Estate Fund

Knights of Columbus International Equity Fund

Semi Annual Report | April 30, 2021

The Advisors’ Inner Circle Fund III

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
APRIL 30, 2021

TABLE OF CONTENTS

Letter to Shareholders	1

Schedules of Investments	4

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-523-8637; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
APRIL 30, 2021

LETTER TO SHAREHOLDERS (Unaudited)

Dear Fellow Shareholders:

It certainly has been an eventful year as we have moved through the Covid environment and the impact of political elections, societal issues, and no lack of items to discuss in the capital markets. The U.S. appears to be emerging from the depths of Covid into a further state of reopening. As I pen this on May 17th, the gym I visit every morning offered optional masks for the first time since their reopening. It felt a little strange, but liberating, nonetheless. Since we left our office about 14 months ago, I am happy to report that we have worked effectively and efficiently in our home environments. Knights of Columbus and KoCAA are both looking forward to a return to the office that should commence after Labor Day.

When Covid first hit last March, the U.S. economy was performing relatively well with low unemployment and underemployment, strong business and consumer confidence, low interest rates and inflation and wage growth that was benefitting a very broad swath of the population, particularly low wage earners. And then everything changed. Once the search for toilet paper ended, we were heading towards election season and we saw the election of a new President, an equal senate (although on 50/50 votes, the Democrats maintain the tie break with the vote of the Vice President) and a narrower Democratic margin in the House of Representatives. Many are already looking forward to the mid-term elections to see if there is a switch back.

At present, we have a renewed migrant crisis on our southern border, Israelis and Palestinians are battling, nascent seeds of inflation might be taking root, and we have product shortages given kinks and breaks in the supply chain. I am not sure when “just in time” inventory became a thing, but I do know that it is often attributed to Toyota. The theory is that companies maintain very lean inventory, ordering what they need so as not to have too much working capital tied up in inventory which, theoretically, can maximize both efficiency and profitability. This all works predicated on an efficient and smooth supply chain. With the breaks in Covid, we are now seeing the hoarding of certain raw materials which is pressuring an already stressed supply chain and causing pricing pressures. The more skeptical among us, believe that the relaxation of the mask mandate may be to create a diversion from the troubles of the day.

As of the end of the first quarter, Gross Domestic Product (“GDP”) grew by 6.4% for the last three months and 0.4% over the trailing four quarters, erasing the -9.0% annual GDP growth rate ending June 2020. Of course, the big story of the day is inflation and we saw the headline rate grow to a 4.2% annual rate and a 0.3% growth rate factoring out food and energy. The key is that annual consumer prices bottomed at 0.1% in May 2020. We are more acutely watching the inflation rate as compared to July and August of last year when the economy began to open. The evaluation is whether this is transitory inflation or if we are starting an inflationary cycle.

It is somewhat difficult to look at inflation relative to the bond market because the Federal Reserve (“Fed”) continues with the purchase of $120 billion per month in Treasury securities. By keeping up this technical demand for Treasuries, interest rates have remained constrained versus where they would have likely been without the Fed purchases. We are looking at employment and wages as two other insights as to the direction of interest rates.

As Covid realities set in in April 2020, we saw the unemployment rate increase from 4.4% in March 2020 to 14.8% in April 2020. The unemployment rate has steadily declined to an April 2021 level of 6.1%. Over the same period, we have seen underemployment decline from 22.9% last April to 10.4% at the end of April 2021. While this appears to be robust improvement, we are also looking at the participation rate, which was 63.3% at year-end 2019, declined to 60.2% at the end of April 2020 and has improved to 61.7% as of April 2021. We still have 1.6 percentage points of people that were in the labor force sitting out of the job market. We believe, part of this is due to the enhanced unemployment benefits and a part of the working population that left the labor force to care for children. A robust job market could kindle further wage growth and be inflationary. As certain benefits are expiring, we are seeing wage growth of 1.2% year over year and this is declining from 4-5% wage growth from the various stimulus packages.

Industrial Production is growing at 16.5% year over year as some of the weak months roll off and we have had a string of positive months in this index, including the most recent index release in April. Capacity Utilization is 74.9% versus 77.2% at year-end 2019 and factory usage is well off the low of 64.2% in April 2020. Factory Orders and Durable Goods also continue to show positive momentum.

As mentioned earlier, we are starting to see inflation in raw materials while the combination of shortages, demand for finished goods and a high demand for labor, particularly in several specialized areas, may cause inflation. There has been considerable coverage in the financial press that the rise in consumer savings leaves a lot of dry powder in the hands of consumers and could cause significant demand led inflation. With that said, we are trying to discern whether the excess savings is being viewed as wealth or excess savings. If these savings are viewed as wealth, it is likely that it will be spent more slowly because wealth is not viewed as transactional. If the excess savings are viewed as savings, this could be the source of the consumer led demand. These items represent a few of the factors we are considering as the worker continues to emerge from Covid.

During the last six months, Knights of Columbus Core Bond Fund, I Shares, returned -0.17% versus -1.52% for the Bloomberg Barclays U.S. Aggregate Bond Index and -0.36% for the Lipper Core Bond classification. In general, an underweight position in Treasuries and strong issue selection in corporate and mortgage-backed securities benefitted performance.

During the last six months, Knights of Columbus Limited Duration Fund, I Shares, returned 0.67% versus 0.23% for the Bloomberg Barclays 1-3 Year Government/Credit Index and 1.28% for the Lipper Short Investment Grade Debt classification. In general, overweight positions in and strong issue selection in corporate and mortgage-backed securities benefitted performance relative to the benchmark. Relative to the Lipper fund classification, our focus on investment grade securities hurt as high yield securities performed better as the impact of Covid began to wane on the economy.

During the last six months, Knights of Columbus Large Cap Growth Fund, I Shares, returned 21.37% versus 24.31% for the Russell 1000 Growth Index and 25.84% for the Lipper Multi-Cap Growth Classification. In general, issue selection in technology and not owning Amazon hurt performance.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
APRIL 30, 2021

During the last six months, Knights of Columbus Large Cap Value Fund, I Shares, returned 37.67% versus 36.30% for the Russell 1000 Value Index and 39.70% for the Lipper Multi-Cap Value Classification. In general, being overweight economically sensitive, cyclical sectors like Financials, Industrials and Energy benefitted performance relative to the benchmark. A slight overweight to Consumer Staples and a small allocation to cash hurt as the benchmark was up strongly.

During the last six months, Knights of Columbus Small Cap Fund, I Shares, returned 45.22% versus 48.06% for the Russell 2000 Index and 50.48% for the Lipper Small Cap Core Classification. In general, being underweight economically defensive sectors like Utilities and Consumer Staples benefitted performance relative to the benchmark. Poor stock selection in the Information Technology sector, specifically the Software & Services industry group, detracted from relative value.

During this period the Knights of Columbus International Equity Fund, I Shares, returned 32.58% versus 27.98% for the FTSE All World Ex-U.S. Index and 28.20% for the Lipper International Multi-Cap Core Classification. Stock selection was very strong, especially in the Industrials and Technology sectors. Our exposure to the value factor was also very beneficial. Our beta versus the benchmark, which was slightly lower, subtracted some performance, as did the higher profitability exposure in our portfolio versus the benchmark.

During the last six months, Knights of Columbus Real Estate Fund, I Shares, returned 26.39% versus 34.78% for the FTSE NAREIT Equity REITS Index and 30.71% for the Lipper Real Estate Classification. The portfolio’s overweights to Data Centers, a Specialty property type, and the industrial/Logistics sector benefitted performance relative to the benchmark. Stock selection in the Office sector and the portfolio’s overweight to Cold Storage Warehouses, a Specialty property type, were detractors to relative returns.

We believe that our laser-focus on building a diversified, risk-aware portfolio of higher-growth, high-quality real estate companies has helped position the Fund to participate in the sustained recovery as the spread of Covid-19 recedes and investor attention turns back to operating fundamentals.

During this period, Knights of Columbus Long/Short Equity Fund, I Shares, returned 11.61% versus 5.77% for the HFRX Equity Market Neutral Index and 17.59% for the Lipper Alternative Long/Short Equity Classification. Performance was positively impacted by the strong returns in profitable firms trading at reasonable prices on the long side and negatively impacted by the continued rise of expensive, loss making firms on the short side.

During the last six months, Knights of Columbus U.S. All Cap Index Fund, I Shares, returned 32.61% versus 33.04% for the Knights of Columbus U.S. All Cap Index and 30.01% for the Lipper Multi-Cap Core Classification. Performance was consistent with the underlying index.

We continue to add shareholders and look forward to a successful fiscal year 2021. As always, we appreciate your confidence in our team, and we look forward to serving you in the future.

Sincerely,

Anthony V. Minopoli

President & Chief Investment Officer

Knights of Columbus Asset Advisors

The information provided herein represents the opinion of the manager at a specific point in time and is not intended to be a forecast of future events, a guarantee of future results nor investment advice.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-844-KC-FUNDS or visit www.kofcassetadvisors.org.

Mutual fund investing involves risk. Some mutual funds have more risk than others. The investment return and principal value will fluctuate and shares when sold may be worth more or less than the original cost. Fixed income investments are subject to interest rate risk, and their value will decline as interest rates rise. Asset allocation and diversification do not assure a profit or protect against loss in declining markets. There is no guarantee a fund’s objectives will be achieved. The risks associated with each fund are explained more fully in each fund’s respective prospectus. Investors should consult with their attorney, accountant, and/or tax professional for advice concerning their particular situation.

[1].	Gross Domestics Product – The total value of goods produced and services provided in a country in one year.
2.	https://www.bea.gov/data/gdp/gross-domestic-product
3.	https://www.bea.gov/sites/default/files/2021-04/gdp1q21_adv.pdf (page 13)

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
APRIL 30, 2021

Definitions of Comparative Indices

Bloomberg Barclays US Aggregate Bond Index

The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Provided the necessary inclusion rules are met, US Aggregate eligible securities also contribute to the multi-currency Global Aggregate Index and the US Universal Index, which includes high yield and emerging markets debt. The US Aggregate Bond Index was created in 1986.

Bloomberg Barclays 1-3 Year US Government/Credit Index

The Bloomberg Barclays US Government/Credit Index is the non-securitized component of the US Aggregate Index and was the first macro index launched by Barclays Capital. The US Government/Credit Index includes Treasuries (i.e., public obligations of the US Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates. The US Government/Credit Index was launched on January 1, 1979 and is a subset of the US Aggregate Index. The 1-3 year index includes all medium and larger issues of US government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between 1 and 3 years and are publicly issued.

Russell 1000 Growth Index

The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the US equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The Russell 1000 Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

Russell 1000 Value Index

The Russell 1000 Value Index measures the performance of the large-cap value segment of the US equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Russell 1000 Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

Russell 2000 Index

The Russell 2000 Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

FTSE All-World ex-US Index

The FTSE All-World ex-US Index is one of a number of indexes designed to help investors benchmark their international investments. The index comprises Large and Mid-cap stocks providing coverage of Developed and Emerging Markets excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

S&P 500 Index

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic stock market through changes in the aggregate market value of 500 stocks representing all major industries.

FTSE Nareit Equity REITs Index

FTSE Nareit Equity REITs Index contains all Equity REITs not designated as Timber REITs or Infrastructure REITs. Prior to December 2010, the index included Timber REITs and Infrastructure REITs.

Knights of Columbus U.S. All Cap Index

Adheres to the United States Conference of Catholic Bishops’ Socially Responsible Investment Guidelines. Consists of all common stocks and real estate investment trusts in the Solactive US Broad Market Index excluding companies that are determined by Institutional Shareholder.

HFRX Equity Market Neutral Index

The HFRX Equity Market Neutral Index employs sophisticated quantitative techniques of analyzing price data to ascertain information about future price movement and relationships between securities, select securities for purchase and sale. These can include both Factor-based and Statistical Arbitrage/Trading Strategies.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 51.7%

	Face Amount	Value
COMMUNICATION SERVICES — 3.2%
AT&T
3.550%, 06/01/24	$680,000	$731,697
Bell Canada
0.750%, 03/17/24	610,000	609,320
Charter Communications Operating
4.464%, 07/23/22	480,000	499,378
Cox Communications
2.950%, 06/30/23(A)	562,000	587,493
Discovery Communications
3.500%, 06/15/22(A)	180,000	185,007
NTT Finance
0.583%, 03/01/24(A)	1,260,000	1,258,259
Verizon Communications
2.946%, 03/15/22	250,000	255,657

		4,126,811

CONSUMER DISCRETIONARY — 0.4%
General Motors Financial
4.250%, 05/15/23	555,000	592,204

CONSUMER STAPLES — 6.7%
7-Eleven
0.800%, 02/10/24(A)	1,230,000	1,228,247
Bunge Finance
3.000%, 09/25/22	540,000	556,121
Campbell Soup
8.875%, 05/01/21	72,000	72,000
Coca-Cola European Partners
0.800%, 05/03/24(A)	850,000	849,812
Conagra Brands
4.300%, 05/01/24	480,000	529,371

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
Constellation Brands
4.750%, 11/15/24	$460,000	$519,750
Diageo Capital
2.125%, 10/24/24	1,210,000	1,265,057
General Mills
1.200%, VAR ICE LIBOR USD 3 Month+1.010%, 10/17/23	490,000	498,065
Kellogg
2.750%, 03/01/23	300,000	310,422
Keurig Dr Pepper
4.057%, 05/25/23	246,000	263,177
Molson Coors Beverage
3.500%, 05/01/22	520,000	535,591
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21(A)	500,000	503,371
Nestle Holdings
0.375%, 01/15/24(A)	590,000	588,318
Suntory Holdings
2.550%, 06/28/22(A)	500,000	510,752
Tyson Foods
2.250%, 08/23/21	360,000	361,577

		8,591,631

ENERGY — 4.2%
Chevron USA
7.250%, 10/15/23	500,000	582,067
Diamondback Energy
2.875%, 12/01/24	600,000	636,057
Energen
4.625%, 09/01/21	500,000	501,352
Gray Oak Pipeline
2.000%, 09/15/23(A)	575,000	586,257
Halliburton
3.500%, 08/01/23	26,000	27,553
MarkWest Energy Partners
4.500%, 07/15/23	575,000	611,204
NGPL PipeCo
4.375%, 08/15/22(A)	620,000	642,150
Ovintiv
3.900%, 11/15/21	416,000	420,001
Pioneer Natural Resources
0.750%, 01/15/24	615,000	615,237
Plains All American Pipeline
3.650%, 06/01/22	500,000	511,219
Southern Natural Gas
0.625%, 04/28/23(A)	340,000	339,945

		5,473,042

FINANCIALS — 17.5%
Ally Financial
4.625%, 05/19/22	240,000	250,104
3.875%, 05/21/24	890,000	965,208
Ansett Worldwide Aviation Services Leasing
4.870%, 07/17/21(A)(B)	659,854	666,860

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2021 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Ares Capital
3.625%, 01/19/22	$500,000	$509,320
Associated Bank
3.500%, 08/13/21	500,000	503,034
Bank of America MTN
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/24	560,000	589,869
Bank of Nova Scotia
2.000%, 11/15/22	500,000	513,085
BBVA USA
2.500%, 08/27/24	500,000	526,208
BlackRock TCP Capital
4.125%, 08/11/22	465,000	483,513
Canadian Imperial Bank of Commerce
2.606%, VAR ICE LIBOR USD 3 Month+0.785%, 07/22/23	750,000	770,042
Capital One
2.150%, 09/06/22	500,000	511,165
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%(C)	410,000	424,863
CIT Group
5.000%, 08/15/22	685,000	721,442
Citigroup
1.292%, VAR ICE LIBOR USD 3 Month+1.100%, 05/17/24	955,000	968,026
Citizens Bank
3.250%, 02/14/22	250,000	255,147
1.000%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/22	250,000	251,773
Discover Financial Services
3.850%, 11/21/22	475,000	499,134
E*TRADE Financial
2.950%, 08/24/22	725,000	747,304
First Horizon National
3.550%, 05/26/23	540,000	570,202
First Republic Bank
1.912%, VAR United States Secured Overnight Financing Rate+0.620%, 02/12/24	850,000	870,723
Goldman Sachs Group
0.801%, VAR United States Secured Overnight Financing Rate+0.790%, 12/09/26	570,000	568,896
0.627%, VAR United States Secured Overnight Financing Rate+0.538%, 11/17/23	600,000	600,752
KeyBank
1.250%, 03/10/23	550,000	558,161
Main Street Capital
4.500%, 12/01/22	415,000	434,033
Morgan Stanley MTN
4.100%, 05/22/23	760,000	813,185

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
National Bank of Canada MTN
0.550%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.400%, 11/15/24	$1,225,000	$1,220,898
New York Life Global Funding
1.100%, 05/05/23(A)	415,000	420,917
People’s United Financial
3.650%, 12/06/22	470,000	489,652
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678%(C)	420,000	424,200
Royal Bank of Canada MTN
0.854%, VAR ICE LIBOR USD 3 Month+0.660%, 10/05/23	500,000	505,768
0.500%, 10/26/23	655,000	656,246
Santander Holdings USA
3.700%, 03/28/22	250,000	256,437
3.400%, 01/18/23	510,000	531,893
Synchrony Financial
2.850%, 07/25/22	745,000	763,148
Synovus Bank
2.289%, VAR United States Secured Overnight Financing Rate+0.945%, 02/10/23	500,000	504,614
Synovus Financial
3.125%, 11/01/22	250,000	258,069
Toyota Motor Credit MTN
0.500%, 08/14/23	500,000	501,743
Trinity Acquisition
4.625%, 08/15/23	117,000	127,311
Truist Bank
2.800%, 05/17/22	500,000	512,513
Zions Bancorp
3.500%, 08/27/21	750,000	757,937

		22,503,395

INDUSTRIALS — 6.6%
AerCap Ireland Capital DAC
4.875%, 01/16/24	270,000	295,911
Air Lease MTN
0.700%, 02/15/24	615,000	610,177
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	342,382	330,470
CNH Industrial Capital
4.200%, 01/15/24	475,000	516,903
Cytec Industries
3.500%, 04/01/23	500,000	522,857
Delta Air Lines
4.500%, 10/20/25(A)	595,000	638,228
3.625%, 03/15/22	500,000	508,228
Georgia-Pacific
0.625%, 05/15/24(A)	600,000	598,448
Lennox International
3.000%, 11/15/23	600,000	632,151

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2021 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Penske Truck Leasing Lp
4.125%, 08/01/23(A)	$495,000	$531,457
Pentair Finance Sarl
3.150%, 09/15/22	830,000	843,958
Roper Technologies
0.450%, 08/15/22	570,000	570,744
Ryder System MTN
2.875%, 06/01/22	730,000	748,017
Teledyne Technologies
0.950%, 04/01/24	615,000	615,153
Westinghouse Air Brake Technologies
4.400%, 03/15/24	480,000	523,471

		8,486,173

INFORMATION TECHNOLOGY — 2.2%
Apple
0.750%, 05/11/23	440,000	444,270
Broadcom
3.625%, 10/15/24	575,000	625,189
Fidelity National Information Services
0.600%, 03/01/24	620,000	618,754
Infor
1.450%, 07/15/23(A)	540,000	547,171
Microchip Technology
0.972%, 02/15/24(A)	590,000	589,315

		2,824,699

MATERIALS — 2.9%
Anglo American Capital
3.625%, 09/11/24(A)	595,000	643,596
Berry Global
0.950%, 02/15/24(A)	600,000	598,476
Celanese US Holdings
3.500%, 05/08/24	815,000	875,949
Mosaic
3.250%, 11/15/22	500,000	519,707
NewMarket
4.100%, 12/15/22	480,000	504,790
Nutrition & Biosciences
0.697%, 09/15/22(A)	590,000	591,216

		3,733,734

REAL ESTATE — 2.8%
American Tower
0.600%, 01/15/24	925,000	924,799
CC Holdings GS V
3.849%, 04/15/23	530,000	563,671
Jones Lang LaSalle
4.400%, 11/15/22	450,000	471,161
Kimco Realty
3.125%, 06/01/23	192,000	200,989
Rayonier
3.750%, 04/01/22	820,000	837,669

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — continued
Vornado Realty
3.500%, 01/15/25	$575,000	$610,265

		3,608,554

UTILITIES — 5.2%
Alliant Energy Finance
3.750%, 06/15/23(A)	500,000	530,941
CenterPoint Energy Resources
0.700%, 03/02/23	605,000	605,367
Dominion Energy
3.071%, 08/15/24	565,000	602,431
DTE Energy
3.850%, 12/01/23	810,000	868,902
Duquesne Light Holdings
5.900%, 12/01/21(A)	254,000	261,259
Evergy
5.292%, 06/15/22	450,000	467,890
Exelon
3.497%, 06/01/22	720,000	741,796
FirstEnergy
4.750%, 03/15/23	510,000	540,881
LG&E & KU Energy
4.375%, 10/01/21	250,000	251,550
PPL Capital Funding
3.500%, 12/01/22	500,000	520,278
Southern
0.600%, 02/26/24	620,000	618,949
WEC Energy Group
0.800%, 03/15/24	630,000	631,070

		6,641,314

Total Corporate Obligations
(Cost $65,603,389)		66,581,557

U.S. TREASURY OBLIGATIONS — 27.9%
U.S. Treasury Notes
1.750%, 03/31/22	1,950,000	1,979,859
1.750%, 07/15/22	2,750,000	2,805,000
0.125%, 05/15/23	13,150,000	13,136,645
0.125%, 07/15/23	3,000,000	2,995,078
0.125%, 01/15/24	15,000,000	14,936,719

Total U.S. Treasury Obligations
(Cost $35,842,312)		35,853,301

ASSET-BACKED SECURITIES — 12.2%
Affirm Asset Securitization Trust, Ser 2021-A, Cl A
0.880%, 08/15/25	600,000	600,954
Amur Equipment Finance Receivables VII, Ser 2019-1A, Cl A2
2.630%, 06/20/24	317,583	322,597
Benefit Street Partners CLO II, Ser 2021-IIA, Cl A2R2
1.634%, VAR ICE LIBOR USD 3 Month+1.450%, 07/15/29	600,000	599,698

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2021 (UNAUDITED)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Capital Automotive REIT, Ser 2014-1A, Cl A
3.660%, 10/15/44	$146,874	$147,127
Carvana Auto Receivables Trust, Ser 2019-3A, Cl B
2.510%, 04/15/24	1,000,000	1,012,863
CoreVest American Finance Trust, Ser 2017-1, Cl D
4.358%, 10/15/49	258,000	263,417
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40	260,083	261,049
Drug Royalty III, Ser 2017-1A, Cl A1
2.741%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/27	15,026	15,026
Drug Royalty III, Ser 2018-1A, Cl A2
4.270%, 10/15/31	262,585	269,663
Ford Credit Auto Owner Trust, Ser 2021-A, Cl C
0.830%, 08/15/28	400,000	398,135
Ford Credit Floorplan Master Owner Trust A, Ser 2017-3, Cl B
2.650%, 09/15/24	330,000	339,629
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl B
1.560%, 07/22/24	380,000	387,267
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl AR
1.256%, VAR ICE LIBOR USD 3 Month+1.080%, 07/25/27	98,424	98,470
Honda Auto Receivables Owner Trust, Ser 2019-3, Cl A2
1.900%, 04/15/22	92,766	92,857
Honda Auto Receivables Owner Trust, Ser 2019-4, Cl A3
1.830%, 01/18/24	850,000	862,815
Invitation Homes, Ser 2018-SFR2, Cl A
1.015%, VAR ICE LIBOR USD 1 Month+0.900%, 06/17/37	42,785	42,825
Invitation Homes, Ser 2018-SFR3, Cl A
1.115%, VAR ICE LIBOR USD 1 Month+1.000%, 07/17/37	613,021	614,574
Magnetite XVIII, Ser 2018-18A, Cl AR
1.274%, VAR ICE LIBOR USD 3 Month+1.080%, 11/15/28	520,000	520,190
Marlette Funding Trust, Ser 2021-1A, Cl B
1.000%, 06/16/31	810,000	811,300
Master Credit Card Trust II, Ser 2018-1A, Cl C
3.737%, 07/21/24	675,000	704,217

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Mercury Financial Credit Card Master Trust, Ser 2021-1A, Cl A
1.540%, 03/20/26	$806,000	$808,133
MMAF Equipment Finance, Ser 2017-AA, Cl A5
2.680%, 07/16/27	230,000	235,746
Monroe Capital BSL CLO, Ser 2017-1A, Cl CR
2.632%, VAR ICE LIBOR USD 3 Month+2.450%, 05/22/27	615,000	614,373
Nassau, Ser 2017-IIA, Cl AF
3.380%, 01/15/30	535,000	536,807
New Residential Mortgage, Ser 2018-FNT2, Cl A
3.790%, 07/25/54	536,634	537,102
RIN II, Ser 2019-1A, Cl A
1.833%, VAR ICE LIBOR USD 3 Month+1.650%, 09/10/30	620,000	620,658
SCF Equipment Leasing, Ser 2019-1A, Cl B
3.490%, 01/20/26	900,000	902,860
Sierra Timeshare Receivables Funding, Ser 2016-3A, Cl A
2.430%, 10/20/33	121,121	121,840
SoFi Professional Loan Program, Ser 2015-C, Cl B
3.580%, 08/25/36	250,355	250,708
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/58 (D)	296,963	302,801
VCP CLO II, Ser 2021-2A, Cl A1
1.864%, VAR ICE LIBOR USD 3 Month+1.670%, 04/15/31	750,000	749,804
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/24	635,000	647,369
Wellfleet CLO, Ser 2016-2A, Cl A1R
1.328%, VAR ICE LIBOR USD 3 Month+1.140%, 10/20/28	479,997	480,326
Zais CLO 8, Ser 2018-1A, Cl A
1.134%, VAR ICE LIBOR USD 3 Month+0.950%, 04/15/29	461,284	460,787

Total Asset-Backed Securities
(Cost $15,452,061)		15,633,987

MORTGAGE-BACKED SECURITIES — 5.9%
BPR Trust, Ser 2021-KEN, Cl B
2.065%, VAR ICE LIBOR USD 1 Month+1.950%, 02/15/29	805,000	805,441
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl C
1.515%, VAR ICE LIBOR USD 1 Month+1.400%, 10/15/37	840,000	840,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2021 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl B
5.936%, 12/15/47 (D)	$220,000	$224,084
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A1
2.065%, 09/15/50	197,228	198,550
Cold Storage Trust, Ser 2020-ICE5, Cl C
1.765%, VAR ICE LIBOR USD 1 Month+1.650%, 11/15/37	909,266	910,724
COLT Mortgage Loan Trust, Ser 2020-1, Cl A1
2.488%, 02/25/50 (D)	423,519	427,618
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A2
1.106%, 07/27/54 (D)	512,447	511,409
COMM Mortgage Trust, Ser 2012-CR1, Cl ASB
3.053%, 05/15/45	51,208	51,667
COMM Mortgage Trust, Ser 2013-CR10, Cl ASB
3.795%, 08/10/46	437,831	454,350
FHLMC STACR REMIC Trust, Ser 2020-DNA3, Cl M2
3.106%, VAR ICE LIBOR USD 1 Month+3.000%, 06/25/50	406,014	410,111
FREMF Mortgage Trust, Ser 2015-K720, Cl C
3.510%, 07/25/22 (D)	510,000	524,066
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.471%, 07/25/44 (D)	104,858	109,353
JP Morgan Mortgage Trust, Ser 2016-2, Cl A1
2.498%, 06/25/46 (D)	154,166	154,665
JP Morgan Mortgage Trust, Ser 2016-5, Cl A1
2.560%, 12/25/46 (D)	279,449	282,738
JP Morgan Mortgage Trust, Ser 2017-1, Cl A3
3.500%, 01/25/47 (D)	36,002	36,039
Merit, Ser 2020-HILL, Cl C
1.815%, VAR ICE LIBOR USD 1 Month+1.700%, 08/15/37	880,000	885,483
Sequoia Mortgage Trust, Ser 2013-4, Cl B3
3.480%, 04/25/43 (D)	169,026	172,843
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/66 (D)	553,635	553,918

Total Mortgage-Backed Securities
(Cost $7,520,080)		7,553,059

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.0%

	Face Amount	Value
FHLMC
6.000%, 01/01/37	$947	$1,066
6.000%, 11/01/37	1,110	1,264
5.500%, 07/01/34	4,273	4,916
4.000%, 03/01/39	4,510	4,956
FHLMC, Ser 2004-2746, Cl BG
5.000%, 02/15/24	25,351	26,463
FNMA
6.000%, 05/01/36	409	486
6.000%, 08/01/36	497	581
6.000%, 11/01/37	1,150	1,302
5.500%, 07/01/38	2,970	3,422
GNMA
6.000%, 03/15/32	1,062	1,265
6.000%, 09/15/33	6,785	8,092
6.000%, 09/15/37	2,140	2,553
5.500%, 06/15/38	2,168	2,447
5.000%, 06/15/33	1,415	1,630

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $58,634)		60,443

Total Investments in Securities — 97.7%
(Cost $124,476,476)		$125,682,347

Percentages are based on Net Assets of $128,672,873.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2021 was $13,897,495 and represented 10.8% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Perpetual security with no stated maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Deferred Acquisition Costs

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

USD — U.S. Dollar

VAR— Variable Rate

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2021 (UNAUDITED)

The following is a list of the inputs used as of April 30, 2021, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$65,914,697	$666,860	$66,581,557
U.S. Treasury Obligations	—	35,853,301	—	35,853,301
Asset-Backed Securities	—	15,633,987	—	15,633,987
Mortgage-Backed Securities	—	7,553,059	—	7,553,059
U.S. Government Agency Mortgage-Backed Obligations	—	60,443	—	60,443

Total Investments in Securities	$—	$125,015,487	$666,860	$125,682,347

(1)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 43.8%

	Face Amount	Value
COMMUNICATION SERVICES — 3.2%
AT&T
3.900%, 03/11/24	$480,000	$520,123
Comcast
4.600%, 10/15/38	400,000	486,408
2.650%, 02/01/30	240,000	247,391
Crown Castle Towers
4.241%, 07/15/28(A)	400,000	449,229
3.222%, 05/15/22(A)	300,000	300,616
Discovery Communications
4.125%, 05/15/29	635,000	700,580
NBN MTN
2.625%, 05/05/31(A)	600,000	605,178
Verizon Communications
3.875%, 02/08/29	480,000	540,370

		3,849,895

CONSUMER DISCRETIONARY — 2.7%
7-Eleven
2.800%, 02/10/51(A)	1,160,000	1,050,073
General Motors Financial
4.000%, 10/06/26	550,000	606,894
Mars
2.375%, 07/16/40(A)	540,000	499,893
Tiffany
4.900%, 10/01/44	904,000	1,130,409

		3,287,269

CONSUMER STAPLES — 2.3%
Anheuser-Busch InBev Worldwide
4.750%, 01/23/29	300,000	352,067

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
Bacardi
5.150%, 05/15/38(A)	$390,000	$468,267
Bunge Finance
3.250%, 08/15/26	250,000	270,345
1.630%, 08/17/25	250,000	252,969
Conagra Brands
4.600%, 11/01/25	615,000	703,339
Mondelez International
1.500%, 02/04/31	535,000	495,551
Nestle Holdings
1.000%, 09/15/27(A)	210,000	203,429

		2,745,967

ENERGY — 3.2%
Boardwalk Pipelines
4.800%, 05/03/29	630,000	713,754
Chevron USA
8.000%, 04/01/27	250,000	343,095
Energy Transfer Operating
2.900%, 05/15/25	565,000	593,031
Gray Oak Pipeline
2.000%, 09/15/23(A)	515,000	525,083
MarkWest Energy Partners
4.875%, 06/01/25	375,000	422,305
Occidental Petroleum
3.500%, 08/15/29	475,000	453,625
Rockies Express Pipeline
3.600%, 05/15/25(A)	480,000	476,990
Western Midstream Operating
4.000%, 07/01/22	335,000	342,956

		3,870,839

FINANCIALS — 18.1%
Ally Financial
3.875%, 05/21/24	625,000	677,814
Ansett Worldwide Aviation Services Leasing
4.870%, 07/17/21(A)(B)	515,136	520,606
Ares Capital
4.250%, 03/01/25	570,000	617,245
Ares Finance II
3.250%, 06/15/30(A)	520,000	538,002
Bain Capital Specialty Finance
2.950%, 03/10/26	600,000	603,902
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month+2.931%(C)	705,000	795,029
Bank of Montreal
3.803%, VAR USD Swap Semi 30/360 5 Yr Curr+1.432%, 12/15/32	565,000	622,833
BBVA USA
3.875%, 04/10/25	800,000	875,179
BlackRock TCP Capital
3.900%, 08/23/24	55,000	58,581

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2021 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Brookfield Finance
4.250%, 06/02/26	$495,000	$556,566
Business Development Corp of America
3.250%, 03/30/26(A)	587,000	586,500
Carlyle Finance Subsidiary
3.500%, 09/19/29(A)	400,000	421,590
Charles Schwab
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+3.079%(C)	560,000	567,252
CI Financial
3.200%, 12/17/30	840,000	855,919
CIT Group
4.750%, 02/16/24	655,000	712,313
Citigroup
3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.417%(C)	585,000	585,731
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/28	415,000	441,975
E*TRADE Financial
3.800%, 08/24/27	435,000	481,979
First Republic Bank
4.375%, 08/01/46	435,000	519,456
Goldman Sachs Group
0.801%, VAR United States Secured Overnight Financing Rate+0.790%, 12/09/26	520,000	518,993
Huntington Bancshares
5.700%, VAR ICE LIBOR USD 3 Month+2.880%(C)	600,000	619,500
JPMorgan Chase
3.625%, 12/01/27	420,000	460,474
Legg Mason
5.625%, 01/15/44	420,000	568,829
M&T Bank
6.450%, VAR ICE LIBOR USD 3 Month+3.610%(C)	507,000	555,799
Main Street Capital
5.200%, 05/01/24	555,000	601,569
Neuberger Berman Group
4.500%, 03/15/27(A)	370,000	412,635
Nuveen Finance
4.125%, 11/01/24(A)	400,000	443,516
Owl Rock Capital
3.750%, 07/22/25	490,000	519,084
Owl Rock Technology Finance
3.750%, 06/17/26(A)	555,000	580,720
Prospect Capital
6.375%, 01/15/24	200,000	218,988
5.875%, 03/15/23	380,000	405,212

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Raymond James Financial
3.750%, 04/01/51	$575,000	$613,626
Santander Holdings USA
3.400%, 01/18/23	500,000	521,464
Sixth Street Specialty Lending
4.500%, 01/22/23	370,000	387,360
3.875%, 11/01/24	115,000	121,556
Stifel Financial
4.250%, 07/18/24	445,000	491,886
Synchrony Financial
4.250%, 08/15/24	425,000	464,126
Synovus Financial
5.900%, VAR USD Swap Semi 30/360 5 Yr Curr+3.379%, 02/07/29	430,000	462,746
Texas Capital Bancshares
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.150%, 05/06/31	600,000	604,500
Truist Financial
5.050%, VAR ICE LIBOR USD 3 Month+3.102%(C)	590,000	611,221
Willis North America
3.600%, 05/15/24	415,000	447,318

		21,669,594

INDUSTRIALS — 4.1%
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	308,916	298,168
Aviation Capital Group
4.375%, 01/30/24(A)	390,000	415,285
Delta Air Lines
4.500%, 10/20/25(A)	540,000	579,232
2.900%, 10/28/24	455,000	459,021
Masco
6.500%, 08/15/32	317,000	412,833
Northern Group Housing
5.605%, 08/15/33(A)	564,458	623,210
Parker-Hannifin
4.000%, 06/14/49	425,000	481,651
Roper Technologies
2.950%, 09/15/29	420,000	441,148
Teledyne Technologies
2.250%, 04/01/28	590,000	592,924
Westinghouse Air Brake Technologies
3.200%, 06/15/25	530,000	565,351

		4,868,823

INFORMATION TECHNOLOGY — 2.0%
Infor
1.750%, 07/15/25(A)	335,000	340,978

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2021 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Microsoft
2.921%, 03/17/52	$450,000	$449,678
NXP BV
5.550%, 12/01/28(A)	390,000	473,403
Oracle
2.875%, 03/25/31	600,000	609,978
Vontier
1.800%, 04/01/26(A)	590,000	588,448

		2,462,485

MATERIALS — 2.8%
Anglo American Capital
4.500%, 03/15/28(A)	525,000	596,109
CF Industries
4.500%, 12/01/26(A)	520,000	589,587
Nutrition & Biosciences
3.468%, 12/01/50(A)	540,000	531,302
Silgan Holdings
1.400%, 04/01/26(A)	585,000	578,062
Vulcan Materials
4.500%, 04/01/25	400,000	448,535
WRKCo
4.650%, 03/15/26	515,000	588,029

		3,331,624

REAL ESTATE — 2.3%
Public Storage
0.875%, 02/15/26	1,150,000	1,135,332
STORE Capital
4.500%, 03/15/28	380,000	423,525
UDR
3.000%, 08/15/31	560,000	575,961
Vornado Realty
3.500%, 01/15/25	565,000	599,652

		2,734,470

UTILITIES — 3.1%
DPL
4.350%, 04/15/29	425,000	460,879
Duquesne Light Holdings
2.532%, 10/01/30(A)	540,000	525,070
Eastern Energy Gas Holdings
3.000%, 11/15/29	560,000	586,778
Emera US Finance
4.750%, 06/15/46	410,000	468,707
IPALCO Enterprises
3.700%, 09/01/24	435,000	469,555
Monongahela Power
3.550%, 05/15/27(A)	550,000	600,416
NiSource
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.843%(C)	385,000	402,325

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Spire
3.543%, 02/27/24	$250,000	$259,964

		3,773,694

Total Corporate Obligations
(Cost $50,209,530)		52,594,660

U.S. TREASURY OBLIGATIONS — 16.2%
U.S. Treasury Bonds
3.750%, 08/15/41	1,500,000	1,900,605
3.000%, 05/15/45	1,725,000	1,963,737
2.250%, 08/15/46	4,100,000	4,071,332
1.250%, 05/15/50	1,350,000	1,047,463
U.S. Treasury Notes
2.250%, 08/15/27	2,940,000	3,134,660
1.875%, 01/31/22	2,000,000	2,027,188
1.375%, 01/31/22	1,650,000	1,666,242
0.625%, 05/15/30	2,500,000	2,300,000
0.250%, 09/30/25	1,400,000	1,371,891

Total U.S. Treasury Obligations
(Cost $19,425,189)		19,483,118

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 13.4%

FHLMC
4.500%, 12/01/48	248,035	271,628
4.000%, 02/01/47	487,060	528,156
4.000%, 11/01/47	496,708	537,471
4.000%, 11/01/48	227,273	244,180
3.500%, 11/01/44	405,516	439,318
3.500%, 04/01/46	276,417	298,582
3.500%, 07/01/47	622,863	666,584
3.500%, 12/01/48	367,783	392,896
3.000%, 02/01/45	401,431	424,996
3.000%, 08/01/45	201,490	212,830
3.000%, 02/01/48	266,962	280,384
2.500%, 02/01/30	261,078	273,742
2.000%, 08/01/50	1,407,960	1,422,766
FHLMC, Ser 2016-4563, Cl VB
3.000%, 05/15/39	500,000	515,559
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A
3.697%, 02/25/43(D)	108,707	117,804
FNMA
4.500%, 02/01/41	565,475	634,121
4.500%, 03/01/48	539,640	589,691
4.000%, 03/01/35	156,035	169,410
4.000%, 01/01/42	400,014	443,323
4.000%, 05/01/49	458,671	494,687
3.500%, 02/01/47	405,043	438,074
3.500%, 12/01/47	251,488	268,861
3.500%, 08/01/48	284,511	303,373
3.500%, 03/01/49	446,172	482,642
3.500%, 06/01/49	742,552	808,918

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2021 (UNAUDITED)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
3.000%, 10/01/48	$500,010	$509,303
3.000%, 02/01/50	650,414	682,612
2.500%, 12/01/49	564,312	586,018
2.500%, 09/01/50	994,459	1,032,866
2.000%, 10/01/50	1,071,501	1,082,770
GNMA
4.000%, 07/20/48	230,670	248,067
3.500%, 06/20/48	593,966	635,814

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $15,603,874)		16,037,446

ASSET-BACKED SECURITIES — 11.6%
American Homes 4 Rent Trust, Ser 2014-SFR3, Cl B
4.201%, 12/17/36	285,000	304,166
Amur Equipment Finance Receivables IX, Ser 2021-1A, Cl C
1.750%, 06/21/27	500,000	500,285
ARL Second, Ser 2014-1A, Cl A2
3.970%, 06/15/44	100,000	99,932
Benefit Street Partners CLO II, Ser 2021-IIA, Cl A2R2
1.634%, VAR ICE LIBOR USD 3 Month+1.450%, 07/15/29	585,000	584,706
CARS-DB4, Ser 2020-1A, Cl A6
3.810%, 02/15/50	749,062	764,199
Cerberus Loan Funding XXVII, Ser 2019-2A, Cl A2
3.500%, 01/15/32	590,000	595,900
CF Hippolyta, Ser 2020-1, Cl A1
1.690%, 07/15/60	606,031	614,426
CoreVest American Finance Trust, Ser 2018-1, Cl A
3.804%, 06/15/51	211,367	220,790
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40	52,017	52,210
Drug Royalty III, Ser 2017-1A, Cl A1
2.741%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/27	12,444	12,444
ExteNet, Ser 2019-1A, Cl A2
3.204%, 07/26/49	720,000	744,301
Ford Credit Auto Owner Trust, Ser 2021-1, Cl C
1.910%, 10/17/33	495,000	496,516
Golub Capital Partners CLO XLVII, Ser 2020-47A, Cl A2B
3.008%, 05/05/32	800,000	807,800
MONROE CAPITAL BSL CLO, Ser 2017-1A, Cl CR
2.632%, VAR ICE LIBOR USD 3 Month+2.450%, 05/22/27	590,000	589,399

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
New Residential Mortgage, Ser 2018-FNT2, Cl A
3.790%, 07/25/54	$482,546	$482,992
Progress Residential Trust, Ser 2019-SFR2, Cl C
3.545%, 05/17/36	769,000	784,021
RIN II, Ser 2019-1A, Cl A
1.833%, VAR ICE LIBOR USD 3 Month+1.650%, 09/10/30	600,000	600,637
SBA Tower Trust, Ser 2014-2A, Cl C
3.869%, 10/15/49	850,000	902,217
SCF Equipment Leasing, Ser 2019-1A, Cl C
3.920%, 11/20/26	575,000	577,981
Stack Infrastructure Issuer, Ser 2021-1A, Cl A2
1.877%, 03/26/46	655,000	650,890
Taco Bell Funding, Ser 2018-1A, Cl A2I
4.318%, 11/25/48	391,000	391,942
Tricon American Homes Trust, Ser 2020-SFR2, Cl C
2.032%, 11/17/39	800,000	787,689
TRIP Rail Master Funding, Ser 2017-1A, Cl A2
3.736%, 08/15/47	280,000	290,306
Vantage Data Centers, Ser 2019-1A, Cl A2
3.188%, 07/15/44	649,000	673,845
VCP CLO II, Ser 2021-2A, Cl B1
2.444%, VAR ICE LIBOR USD 3 Month+2.250%, 04/15/31	650,000	649,662
Willis Engine Structured Trust V, Ser 2020-A, Cl A
3.228%, 03/15/45	745,667	740,591

Total Asset-Backed Securities
(Cost $13,772,835)		13,919,847

MORTGAGE-BACKED SECURITIES — 9.1%

Agate Bay Mortgage Trust, Ser 2014-1, Cl B1
3.823%, 07/25/44 (D)	353,625	360,167
BX Commercial Mortgage Trust, Ser 2019-XL, Cl C
1.365%, VAR ICE LIBOR USD 1 Month+1.250%, 10/15/36	710,086	710,086
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl C
1.515%, VAR ICE LIBOR USD 1 Month+1.400%, 10/15/37	315,000	315,000
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3
4.095%, 09/10/46	220,166	235,161

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2021 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
CSMC Trust, Ser 2013-IVR3, Cl A2
3.000%, 05/25/43 (D)	$257,444	$261,691
CSMC Trust, Ser 2015-2, Cl A18
3.500%, 02/25/45 (D)	315,243	321,284
FHLMC
3.000%, 04/01/50	974,848	1,023,788
FHLMC STACR REMIC Trust, Ser 2020-DNA3, Cl M2
3.106%, VAR ICE LIBOR USD 1 Month+3.000%, 06/25/50	382,329	386,188
First Republic Mortgage Trust, Ser 2020-1, Cl A5
2.882%, 04/25/50 (D)	605,956	610,513
FNMA
2.000%, 02/01/51	790,869	799,194
FREMF Mortgage Trust, Ser 2012-K21, Cl B
4.068%, 07/25/45 (D)	280,000	289,896
FREMF Mortgage Trust, Ser 2015-K720, Cl C
3.510%, 07/25/22 (D)	475,000	488,101
FREMF Mortgage Trust, Ser 2016-K723, Cl C
3.704%, 11/25/23 (D)	470,000	489,815
FREMF Mortgage Trust, Ser 2017-K65, Cl C
4.214%, 07/25/50 (D)	725,000	775,514
FREMF Mortgage Trust, Ser 2017-K66, Cl C
4.173%, 07/25/27 (D)	175,000	188,888
FREMF Mortgage Trust, Ser 2017-K725, Cl C
4.012%, 02/25/50 (D)	280,000	294,768
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (B)	236,054	299,540
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/48	423,599	449,069
JPMorgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.471%, 07/25/44 (D)	86,580	90,292
JPMorgan Mortgage Trust, Ser 2016-2, Cl A1
2.498%, 06/25/46 (D)	154,166	154,665
JPMorgan Mortgage Trust, Ser 2016-5, Cl B3
2.543%, 12/25/46 (D)	405,189	407,265
Merit, Ser 2020-HILL, Cl C
1.815%, VAR ICE LIBOR USD 1 Month+1.700%, 08/15/37	795,000	799,953
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	726,957	800,107
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45 (D)	61,172	62,457

MORTGAGE-BACKED SECURITIES — continued

	Face Amount/ Shares	Value
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45 (D)	$90,902	$92,735
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30 (D)	127,008	130,170
Sequoia Mortgage Trust, Ser 2017-5, Cl A4
3.500%, 08/25/47 (D)	17,638	17,656
Sequoia Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 02/25/48 (D)	40,523	40,587

Total Mortgage-Backed Securities
(Cost $10,681,283)		10,894,550

MUNICIPAL BONDS — 4.0%
California State, City of Riverside, Ser A, RB
3.857%, 06/01/45	780,000	834,911
Camp Pendleton & Quantico Housing, RB
6.165%, 10/01/50 (A)	400,000	493,143
Denver City & County Housing Authority, Ser 2021-B, RB
3.104%, 02/01/39	300,000	297,097
Grand Parkway Transportation, Ser B, RB
3.216%, 10/01/49	640,000	649,837
Massachusetts State, Housing Finance Agency, Ser B, RB
3.350%, 12/01/40	435,000	436,479
New York City Housing Development, Ser D, RB
3.083%, 11/01/46	900,000	905,538
Rhode Island State, Housing and Mortgage Finance, Ser 1-T, RB
2.993%, 10/01/38	540,000	546,247
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	152,508	162,198
Virginia Housing Development Authority, Ser C, RB
2.829%, 04/01/41	500,000	502,507

Total Municipal Bonds
(Cost $4,736,054)		4,827,957

PREFERRED STOCK — 0.5%
FINANCIALS — 0.5%
Signature Bank NY, 5.000%

Total Preferred Stock
(Cost $555,000)	22,200	569,430

Total Investments in Securities — 98.6%
(Cost $114,983,765)		$118,327,008

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2021 (UNAUDITED)

Percentages are based on Net Assets of $119,947,890.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2021 was $15,016,572 and represented 12.5% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Perpetual security with no stated maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

VAR— Variable Rate

The following is a list of the inputs used as of April 30, 2021, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$52,074,054	$520,606	$52,594,660
U.S. Treasury Obligations	—	19,483,118	—	19,483,118
U.S. Government Agency Mortgage-Backed Obligations	—	16,037,446	—	16,037,446
Asset-Backed Securities	—	13,919,847	—	13,919,847
Mortgage-Backed Securities	—	10,595,010	299,540	10,894,550
Municipal Bonds	—	4,827,957	—	4,827,957
Preferred Stock	—	569,430	—	569,430

Total Investments in Securities	$—	$117,506,862	$820,146	$118,327,008

(1)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
APRIL 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS†

	Long	Short	Net
Information Technology	27.3%	(6.0)%	21.3%
Financials	14.1	(0.3)	13.8
Industrials	7.7	(0.7)	7.0
Health Care	7.8	(3.7)	4.1
Consumer Discretionary	5.7	(2.4)	3.3
Materials	1.7	(0.1)	1.6
Consumer Staples	1.4	(0.3)	1.1
Communication Services	3.5	(2.7)	0.8
Energy	0.6	(0.0)	0.6
Utilities	0.0	(2.6)	(2.6)
Exchange Traded Funds	0.0	(19.5)	(19.5)

Total Investments			31.5

Other Assets and Liabilities, Net			68.5

			100.0%

†	As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 69.8%#

	Shares	Value
COMMUNICATION SERVICES — 3.5%
Alphabet, Cl A * (A)	42	$98,847
Altice USA, Cl A * (A)	7,172	260,415
Electronic Arts (A)	1,558	221,361
Fox	1,767	66,121
Interpublic Group of Companies (A)	8,208	260,604

		907,348

CONSUMER DISCRETIONARY — 5.7%
Best Buy (A)	3,964	460,894
eBay (A)	3,039	169,546
Lowe’s (A)	977	191,736
PulteGroup	896	52,971
Target (A)	553	114,615
Tractor Supply	265	49,979
Whirlpool (A)	1,516	358,458
Williams-Sonoma	451	77,008

		1,475,207

CONSUMER STAPLES — 1.4%
Sysco (A)	4,374	370,609

ENERGY — 0.6%
ConocoPhillips	2,187	111,843
HollyFrontier (A)	1,333	46,655

		158,498

FINANCIALS — 14.1%
Ameriprise Financial (A)	2,057	531,529
Bank of America (A)	13,809	559,679
Berkshire Hathaway, Cl B *	481	132,251
Charles Schwab (A)	6,018	423,667
Discover Financial Services (A)	1,792	204,288
Goldman Sachs Group	185	64,463

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
JPMorgan Chase (A)	3,432	$527,876
M&T Bank (A)	2,943	464,082
Morgan Stanley (A)	6,102	503,720
Synchrony Financial (A)	6,012	262,965

		3,674,520

HEALTH CARE — 7.8%
Alexion Pharmaceuticals * (A)	1,130	190,608
Amgen (A)	1,530	366,649
Biogen * (A)	579	154,784
Bristol-Myers Squibb (A)	952	59,424
DaVita * (A)	3,607	420,324
Gilead Sciences (A)	3,491	221,574
Humana (A)	297	132,236
Molina Healthcare * (A)	1,847	471,170

		2,016,769

INDUSTRIALS — 7.7%
AGCO	467	68,145
Carrier Global (A)	2,769	120,673
Caterpillar (A)	1,279	291,753
CNH Industrial (A)	17,502	259,730
Cummins (A)	878	221,291
Deere (A)	1,095	406,081
Masco	1,345	85,919
PACCAR	620	55,726
Rockwell Automation (A)	565	149,307
United Rentals * (A)	1,108	354,505

		2,013,130

INFORMATION TECHNOLOGY — 27.3%
Akamai Technologies * (A)	4,349	472,736
Apple (A)	5,443	715,537
Applied Materials (A)	1,356	179,955
Cisco Systems (A)	8,976	456,968
Citrix Systems (A)	608	75,301
Dell Technologies, Cl C * (A)	3,539	347,990
F5 Networks * (A)	470	87,777
GoDaddy, Cl A * (A)	1,610	139,780
Intel (A)	7,854	451,841
KLA (A)	1,129	356,030
Lam Research (A)	235	145,806
Maxim Integrated Products (A)	4,676	439,544
Micron Technology * (A)	1,346	115,850
Microsoft (A)	2,924	737,374
NetApp (A)	6,891	514,689
Oracle (A)	6,642	503,397
QUALCOMM (A)	1,044	144,907
Seagate Technology PLC (A)	7,516	697,785
Skyworks Solutions (A)	580	105,171
Teradyne (A)	1,261	157,726
Xilinx (A)	1,847	236,342

		7,082,506

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
MATERIALS — 1.7%
Celanese, Cl A (A)	544	$85,217
LyondellBasell Industries, Cl A (A)	2,968	307,900
Nucor	561	46,148

		439,265

Total Common Stock (Cost $13,346,450)		18,137,852

Total Investments in Securities— 69.8% (Cost $13,346,450)		$18,137,852

SECURITIES SOLD SHORT

COMMON STOCK — (18.8)%

	Shares	Value
COMMUNICATION SERVICES — (2.7)%
Liberty Broadband, Cl C *	(2,161)	$(351,638)
Roku, Cl A *	(179)	(61,392)
Spotify Technology *	(617)	(155,558)
Warner Music Group, Cl A	(3,587)	(136,163)

		(704,751)

CONSUMER DISCRETIONARY — (2.4)%
Carnival *	(2,606)	(72,864)
Carvana, Cl A *	(1,255)	(358,001)
Lululemon Athletica *	(607)	(203,509)

		(634,374)

CONSUMER STAPLES — (0.3)%
Beyond Meat *	(598)	(78,745)

ENERGY — (0.0)%
ConocoPhillips	—	(12)

FINANCIALS — (0.3)%
Tradeweb Markets, Cl A	(1,056)	(85,832)

HEALTH CARE — (3.7)%
Alcon	(2,561)	(193,176)
Becton Dickinson and	(245)	(60,958)
Cooper	(169)	(69,440)
Guardant Health *	(809)	(128,615)
Penumbra *	(901)	(275,697)
Teladoc Health *	(598)	(103,065)
Teleflex	(299)	(126,321)

		(957,272)

INDUSTRIALS — (0.7)%
Axon Enterprise *	(349)	(52,912)
Lyft, Cl A *	(670)	(37,292)
Uber Technologies *	(1,628)	(89,166)

		(179,370)

INFORMATION TECHNOLOGY — (6.0)%
Appian, Cl A *	(517)	(62,650)
Black Knight *	(1,681)	(121,738)
Datadog, Cl A *	(244)	(20,928)
DocuSign, Cl A *	(570)	(127,076)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Dynatrace *	(2,547)	$(132,546)
Fastly, Cl A *	(554)	(35,384)
Fiserv *	(982)	(117,958)
Global Payments	(253)	(54,301)
RingCentral, Cl A *	(868)	(276,849)
salesforce.com *	(595)	(137,040)
Slack Technologies, Cl A *	(1,888)	(80,051)
Splunk *	(1,259)	(159,163)
Trade Desk, Cl A *	(51)	(37,195)
Twilio, Cl A *	(97)	(35,677)
Wix.com *	(383)	(121,748)
Zoom Video Communications, Cl A *	(120)	(38,348)

		(1,558,652)

MATERIALS — (0.1)%
Livent *	(840)	(15,137)

UTILITIES — (2.6)%
Avangrid	(6,415)	(326,523)
Essential Utilities	(7,385)	(348,055)

		(674,578)

Total Common Stock (Proceeds $4,413,332)		(4,888,723)

EXCHANGE TRADED FUNDS — (19.5)%
ARK Innovation ETF	(5,050)	(609,889)
First Trust Dow Jones Internet Index Fund	(1,155)	(264,310)
iShares Core S&P 500 ETF	(4,170)	(1,746,730)
iShares PHLX Semiconductor ETF	(2,782)	(1,174,087)
iShares S&P 100 ETF	(6,745)	(1,280,808)

Total Exchange Traded Funds (Proceeds $4,480,636)		(5,075,824)

Total Securities Sold Short— (38.3)% (Proceeds $8,893,968)		$(9,964,547)

PURCHASED OPTIONS (B) * — 0.4%

	Contracts	Value
Total Purchased Options (Cost $78,646)	149	$115,790

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
APRIL 30, 2021 (UNAUDITED)

A list of the open option contracts held by the Fund at April 30, 2021, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 0.4%
Put Options
Renaissance IPO ETF *	40	$249,280	$54.00	07/17/21	$3,520

Call Options
Energy Select Sector SPDR Fund *	109	538,351	40.00	01/22/22	112,270

TOTAL PURCHASED OPTIONS
(Cost $78,646)		$787,631			$115,790

Percentages are based on Net Assets of $25,973,989.

*	Non-income producing security.
#	More narrow industries are utilized for compliance purpose, whereas broad sectors are utilized for reporting purposes.
(A)	This security or a partial position of this security has been committed as collateral for securities sold short.
(B)	Refer to table below for details on Options Contracts.

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

SPDR— Standard & Poor’s Depositary Receipt

The following is a list of the inputs used as of April 30, 2021, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$18,137,852	$—	$—	$18,137,852

Total Investments in Securities	$18,137,852	$—	$—	$18,137,852

Securities Sold Short	Level 1	Level 2	Level 3	Total

Common Stock	$(4,888,723)	$—	$—	$(4,888,723)
Exchange Traded Funds	(5,075,824)	—	—	(5,075,824)

Total Securities Sold Short	$(9,964,547)	$—	$—	$(9,964,547)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Purchased Options	$115,790	$—	$—	$115,790

Total Other Financial Instruments	$115,790	$—	$—	$115,790

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
APRIL 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.9%

	Shares	Value
COMMUNICATION SERVICES — 7.6%
Alphabet, Cl A *	1,159	$2,727,707
AT&T	56,959	1,789,082
Discovery, Cl A *	13,754	517,976
Electronic Arts	11,012	1,564,585
Facebook, Cl A *	5,235	1,701,794

		8,301,144

CONSUMER DISCRETIONARY — 8.8%
Best Buy	11,566	1,344,779
Garmin	13,365	1,834,212
General Motors *	38,785	2,219,278
Lennar, Cl A	17,864	1,850,710
Target	11,274	2,336,649

		9,585,628

CONSUMER STAPLES — 5.8%
Colgate-Palmolive	16,301	1,315,491
Flowers Foods	26,267	629,357
General Mills	15,765	959,458
PepsiCo	10,539	1,519,302
Procter & Gamble	14,289	1,906,438

		6,330,046

ENERGY — 5.7%
Canadian Natural Resources	52,286	1,588,449
ConocoPhillips	35,526	1,816,800
Exxon Mobil	14,411	824,886
Pioneer Natural Resources	7,919	1,218,180
Valero Energy	10,068	744,629

		6,192,944

COMMON STOCK — continued

	Shares	Value
FINANCIALS — 22.5%
Allstate	14,433	$1,830,104
Ameriprise Financial	7,616	1,967,974
Bank of America	41,077	1,664,851
Berkshire Hathaway, Cl B *	12,734	3,501,213
Carlyle Group	14,565	621,343
Citigroup	30,324	2,160,282
Citizens Financial Group	34,820	1,611,470
Fifth Third Bancorp	42,171	1,709,612
First Horizon National	93,026	1,701,446
Hartford Financial Services Group	31,006	2,045,156
JPMorgan Chase	13,375	2,057,209
LPL Financial Holdings	13,112	2,054,650
Prudential Financial	16,378	1,643,696

		24,569,006

HEALTH CARE — 12.0%
Abbott Laboratories	18,689	2,244,175
Amedisys *,‡	5,521	1,489,842
DaVita *	13,701	1,596,578
Hill-Rom Holdings	15,282	1,684,382
ICON PLC *	6,597	1,431,219
Quest Diagnostics	14,135	1,864,124
Regeneron Pharmaceuticals *	2,040	981,852
Select Medical Holdings	47,746	1,800,979

		13,093,151

INDUSTRIALS — 12.5%
AECOM *	30,578	2,031,297
CSX	18,543	1,868,207
Cummins	6,778	1,708,327
ManpowerGroup	15,739	1,902,688
Oshkosh	15,823	1,968,856
Quanta Services	23,391	2,260,506
United Rentals *	6,011	1,923,219

		13,663,100

INFORMATION TECHNOLOGY — 7.9%
Accenture PLC, Cl A	5,305	1,538,291
Fiserv *	13,919	1,671,950
Intel	22,837	1,313,812
Lam Research	2,660	1,650,397
Microsoft	5,987	1,509,802
Visa, Cl A	4,285	1,000,805

		8,685,057

MATERIALS — 5.1%
Mosaic	45,982	1,617,647
Sealed Air	34,063	1,682,712
Steel Dynamics	41,970	2,275,613

		5,575,972

REAL ESTATE — 3.5%
Alexandria Real Estate Equities ‡	5,115	926,326
American Tower ‡	4,332	1,103,664
Lamar Advertising, Cl A ‡	17,922	1,774,995

		3,804,985

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UTILITIES — 5.5%
Entergy	14,180	$1,549,732
Exelon	22,036	990,298
FirstEnergy	30,428	1,153,830
Fortis	29,298	1,306,691
Vistra Energy	60,990	1,028,901

		6,029,452

Total Common Stock (Cost $78,771,232)		105,830,485

Total Investments in Securities — 96.9% (Cost $78,771,232)		$105,830,485

Percentages are based on Net Assets of $109,227,867.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

PLC — Public Limited Company

As of April 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
APRIL 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.6%#

	Shares	Value
COMMUNICATION SERVICES — 13.0%
Alphabet, Cl A *	1,940	$4,565,790
Alphabet, Cl C *	674	1,624,421
Electronic Arts	4,119	585,228
Facebook, Cl A *	16,922	5,501,004
Netflix *	3,195	1,640,537
Pinterest, Cl A *	9,754	647,373

		14,564,353

CONSUMER DISCRETIONARY — 15.1%
Alibaba Group Holding ADR *	6,264	1,446,671
Booking Holdings *	689	1,699,129
Darden Restaurants	9,840	1,443,725
Deckers Outdoor *	3,674	1,242,547
eBay	25,319	1,412,547
Lithia Motors, Cl A	2,956	1,136,227
Lowe’s	8,687	1,704,824
MercadoLibre *	937	1,472,008
NIKE, Cl B	10,352	1,372,882
Pool	1,721	727,157
RH *	1,656	1,139,361
Tesla *	3,124	2,216,290

		17,013,368

CONSUMER STAPLES — 2.7%
BJ’s Wholesale Club Holdings *	26,449	1,181,477
Monster Beverage *	19,579	1,900,142

		3,081,619

FINANCIALS — 1.1%
LPL Financial Holdings	7,719	1,209,567

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — 11.9%
Abbott Laboratories	13,659	$1,640,173
Amedisys *,‡	3,889	1,049,447
Bristol-Myers Squibb	22,842	1,425,798
Chemed	1,817	866,000
Eli Lilly	6,748	1,233,332
Exact Sciences *	7,381	972,963
Natera *	9,537	1,049,261
Oak Street Health *	19,679	1,212,817
Regeneron Pharmaceuticals *	2,103	1,012,174
Syneos Health, Cl A *	17,946	1,522,718
Zoetis, Cl A	7,656	1,324,718

		13,309,401

INDUSTRIALS — 4.3%
Caterpillar	2,991	682,277
Cintas	3,723	1,284,956
Quanta Services	14,324	1,384,271
Stanley Black & Decker	6,867	1,419,890

		4,771,394

INFORMATION TECHNOLOGY — 44.3%
Accenture PLC, Cl A	7,629	2,212,181
Adobe *	6,305	3,205,084
Apple	85,678	11,263,230
Broadcom	4,570	2,084,834
Dynatrace *	22,094	1,149,772
Euronet Worldwide *	3,822	548,189
LG Display ADR *	54,999	592,889
Mastercard, Cl A	7,787	2,975,101
Microchip Technology	8,187	1,230,424
Microsoft	41,012	10,342,406
NVIDIA	2,418	1,451,719
PayPal Holdings *	12,192	3,197,840
QUALCOMM	13,359	1,854,229
salesforce.com *	7,765	1,788,435
ServiceNow *	3,328	1,685,199
Telefonaktiebolaget LM Ericsson ADR	85,305	1,176,356
Texas Instruments	10,058	1,815,570
Zendesk *	8,397	1,227,221

		49,800,679

MATERIALS — 0.8%
Sherwin-Williams	3,177	870,085

REAL ESTATE — 1.4%
American Tower ‡	6,282	1,600,465

Total Common Stock (Cost $75,379,472)		106,220,931

Total Investments in Securities — 94.6% (Cost $75,379,472)		$106,220,931

Percentages are based on Net Assets of $112,339,457.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
APRIL 30, 2021 (UNAUDITED)

*	Non-income producing security.
#	More narrow industries are utilized for compliance purpose, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND
APRIL 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.5%

	Shares	Value
COMMUNICATION SERVICES — 2.0%
Cardlytics *	5,184	$712,956
Cars.com *	64,761	855,493
TechTarget *	9,997	766,770

		2,335,219

CONSUMER DISCRETIONARY — 14.9%
America’s Car-Mart *	5,729	864,105
Bloomin’ Brands	37,315	1,179,154
Boyd Gaming *	22,734	1,503,854
Brinker International *	11,398	765,148
Dana	40,800	1,032,240
Deckers Outdoor *	3,545	1,198,919
Helen of Troy *	7,429	1,569,079
Hibbett Sports *	14,186	1,127,078
KB Home	33,446	1,613,101
Lakeland Industries *	15,702	442,953
Lithia Motors, Cl A	3,022	1,161,596
OneWater Marine, Cl A *	14,338	734,536
Penn National Gaming *	9,299	828,727
RH *	1,715	1,179,954
Ruth’s Hospitality Group *	28,568	745,910
YETI Holdings *	10,869	928,430
Zumiez *	16,550	711,154

		17,585,938

CONSUMER STAPLES — 2.4%
BJ’s Wholesale Club Holdings *	26,330	1,176,161
Darling Ingredients *	14,853	1,031,541
MGP Ingredients	9,358	562,416

		2,770,118

COMMON STOCK — continued

	Shares	Value
ENERGY — 2.8%
Bonanza Creek Energy	28,615	$946,870
National Energy Services Reunited *	45,195	573,525
PDC Energy *	34,769	1,269,416
Solaris Oilfield Infrastructure, Cl A	41,529	454,327

		3,244,138

FINANCIALS — 17.1%
Aaron’s Holdings	14,065	716,471
Cathay General Bancorp	22,734	920,272
Cohen & Steers	9,096	618,710
ConnectOne Bancorp	44,226	1,200,736
Customers Bancorp *	31,677	1,093,490
Essent Group	16,853	886,131
First Internet Bancorp	14,671	503,949
Flagstar Bancorp	20,793	967,706
Focus Financial Partners, Cl A *	18,483	869,810
Hilltop Holdings	32,282	1,136,326
Home BancShares	43,680	1,215,614
Investors Bancorp	143,706	2,103,856
Merchants Bancorp	8,427	343,737
Meridian Bancorp	35,041	774,757
OFG Bancorp	38,447	910,809
Old Second Bancorp	76,478	1,010,274
PJT Partners	7,912	581,769
QCR Holdings	20,976	1,011,463
SiriusPoint *	61,474	650,395
Stewart Information Services	11,822	693,360
Stifel Financial	18,915	1,308,729
Wintrust Financial	8,458	652,112

		20,170,476

HEALTH CARE — 16.8%
Accolade *	20,808	1,043,521
Accuray *	102,589	482,168
Amicus Therapeutics *	38,498	378,820
Apellis Pharmaceuticals *	8,973	454,662
Axsome Therapeutics *	7,264	439,181
Castle Biosciences *	8,718	601,804
ChemoCentryx *	10,867	525,202
CONMED	8,079	1,138,735
Dicerna Pharmaceuticals *	22,871	713,346
Editas Medicine, Cl A *	11,235	415,807
Ensign Group	12,031	1,032,861
Fate Therapeutics *	8,787	767,896
FibroGen *	12,126	270,652
Heron Therapeutics *	32,368	565,793
Inovalon Holdings, Cl A *	31,445	949,953
Insmed *	18,747	632,336
Integer Holdings *	9,367	879,374
Invitae *	14,646	511,145
Kala Pharmaceuticals *	79,485	614,419
Karyopharm Therapeutics *	29,259	273,279
LHC Group *	5,841	1,216,505
Natera *	14,035	1,544,131

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Novavax *	1,303	$308,720
NuVasive *	11,450	818,103
PTC Therapeutics *	9,594	395,369
Surface Oncology *	45,525	332,788
TG Therapeutics *	15,141	676,954
Trillium Therapeutics *	31,704	301,505
Vericel *	24,417	1,524,109

		19,809,138

INDUSTRIALS — 15.4%
Advanced Drainage Systems	9,706	1,083,772
Altra Industrial Motion	15,187	896,185
ASGN *	19,861	2,088,980
Atkore International Group *	9,400	735,832
Builders FirstSource *	24,295	1,182,438
CSW Industrials	6,277	849,969
Great Lakes Dredge & Dock *	48,348	759,064
H&E Equipment Services	28,858	1,122,576
Herc Holdings *	5,868	619,661
Herman Miller	22,008	913,332
Maxar Technologies	15,399	597,635
McGrath RentCorp	8,155	668,547
MYR Group *	12,701	989,408
Plug Power *	8,306	236,804
Raven Industries	23,511	955,017
Schneider National, Cl B	37,257	902,737
Shyft Group	23,191	821,425
Stantec	18,541	868,275
Sterling Construction *	31,889	664,886
Sunrun *	6,268	307,132
Triton International	18,401	923,178

		18,186,853

INFORMATION TECHNOLOGY — 14.0%
Corsair Gaming *	17,928	594,851
Envestnet *	6,366	470,002
FormFactor *	23,046	902,251
Ichor Holdings *	36,267	2,022,611
Itron *	7,487	673,381
LivePerson *	17,989	983,099
MACOM Technology Solutions Holdings *	14,153	801,201
Mimecast *	15,701	681,737
Perficient *	15,035	986,446
Plantronics *	21,037	841,270
Q2 Holdings *	4,186	435,428
Rapid7 *	12,990	1,055,438
Repay Holdings, Cl A *	38,972	890,510
Sapiens International	26,301	851,100
Silicon Laboratories *	7,498	1,056,843
Sprout Social, Cl A *	11,334	751,331
SPS Commerce *	9,881	1,012,210
Viavi Solutions *	44,087	721,263
Xperi Holding	34,010	698,906

		16,429,878

COMMON STOCK — continued

	Shares	Value
MATERIALS — 4.8%
Allegheny Technologies *	44,165	$1,027,278
Commercial Metals	36,859	1,077,020
Greif, Cl A	15,338	928,102
Summit Materials, Cl A *	67,437	1,941,511
Tronox Holdings	31,081	658,917

		5,632,828

REAL ESTATE — 5.7%
Armada Hoffler Properties ‡	56,593	771,363
Corporate Office Properties Trust ‡	29,404	824,488
Gladstone Land ‡	28,341	594,878
National Storage Affiliates Trust ‡	19,976	907,709
New Senior Investment Group ‡	115,701	765,941
QTS Realty Trust, Cl A ‡	18,018	1,198,017
STAG Industrial ‡	23,219	847,726
UMH Properties ‡	37,921	816,439

		6,726,561

UTILITIES — 1.6%
Clearway Energy, Cl C	43,773	1,255,847
Southwest Gas Holdings	8,791	612,909

		1,868,756

Total Common Stock (Cost $79,718,346)		114,759,903

Total Investments in Securities — 97.5% (Cost $79,718,346)		$114,759,903

Percentages are based on Net Assets of $117,759,519.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

As of April 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 92.2%#

	Shares	Value
COMMUNICATION SERVICES — 10.7%
Activision Blizzard	443	$40,397
Alaska Communications Systems Group *	28	93
Alphabet, Cl A *	175	411,862
Alphabet, Cl C *	171	412,131
Altice USA, Cl A *	215	7,807
AMC Entertainment Holdings, Cl A	33	331
AMC Networks, Cl A *	22	1,106
ANGI Homeservices, Cl A *	38	608
Anterix *	9	426
AT&T	4,149	130,320
ATN International	6	273
Bandwidth, Cl A *	11	1,454
Boingo Wireless *	25	349
Boston Omaha, Cl A *	15	420
Cable One	3	5,370
Cardlytics *	15	2,063
Cargurus, Cl A *	47	1,160
Cars.com *	38	502
Charter Communications, Cl A *	82	55,223
Cincinnati Bell *	29	447
Cinemark Holdings *	57	1,208
Clear Channel Outdoor Holdings, Cl A *	269	675
Cogent Communications Holdings	25	1,888
Comcast, Cl A	2,635	147,955
comScore *	34	125
Consolidated Communications Holdings *	42	302
Cumulus Media, Cl A *	10	96
Daily Journal *	1	305

COMMON STOCK — continued

	Shares	Value
COMMUNICATION SERVICES — continued
DHI Group *	28	$82
Discovery, Cl A *	100	3,766
DISH Network, Cl A *	158	7,077
Electronic Arts	167	23,727
Entercom Communications, Cl A	66	319
Entravision Communications, Cl A	34	131
Eventbrite, Cl A *	37	872
EverQuote, Cl A *	7	237
EW Scripps, Cl A	33	713
Facebook, Cl A *	1,386	450,561
Fluent *	24	89
Fox	214	8,008
Gaia, Cl A *	7	74
Gannett *	74	336
Globalstar *	359	456
Gogo *	24	250
Gray Television	48	975
Hemisphere Media Group, Cl A *	10	122
IAC *	51	12,927
IDT, Cl B *	12	288
iHeartMedia *	36	689
Interpublic Group of Companies	251	7,969
Iridium Communications *	68	2,583
John Wiley & Sons, Cl A	25	1,424
Liberty Broadband, Cl C *	130	21,154
Liberty TripAdvisor Holdings, Cl A *	42	213
Live Nation Entertainment *	94	7,697
LiveXLive Media *	38	163
Loral Space & Communications	12	482
Lumen Technologies	701	8,994
Madison Square Garden Entertainment *	10	906
Madison Square Garden Sports C *	10	1,848
Marcus *	13	259
Match Group *	143	22,255
Meredith *	23	715
MSG Networks *	24	381
National CineMedia	45	192
Netflix *	252	129,394
New York Times, Cl A	91	4,132
News	249	6,523
Nexstar Media Group, Cl A	28	4,127
NII Holdings *	46	100
Omnicom Group	136	11,187
Ooma *	12	198
ORBCOMM *	43	493
Pinterest, Cl A *	258	17,123
QuinStreet *	28	568
Roku, Cl A *	62	21,264
Saga Communications, Cl A	3	68
Scholastic	15	455
Shenandoah Telecommunications	28	1,323
Sinclair Broadcast Group, Cl A	27	877

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
COMMUNICATION SERVICES — continued
Sirius XM Holdings	738	$4,502
Snap, Cl A *	534	33,012
Spok Holdings	11	113
Take-Two Interactive Software *	73	12,803
TechTarget *	14	1,074
TEGNA	127	2,548
Telephone & Data Systems	58	1,333
T-Mobile US *	306	40,432
Tribune Publishing	13	227
TripAdvisor *	54	2,545
TrueCar *	56	258
Twitter *	450	24,849
United States Cellular *	9	307
Verizon Communications	2,411	139,332
Vonage Holdings *	134	1,816
Walt Disney	1,051	195,507
WideOpenWest *	30	422
World Wrestling Entertainment, Cl A	27	1,488
Yelp, Cl A *	41	1,611
Zillow Group, Cl C *	92	11,971
Zynga, Cl A *	644	6,968

		2,494,780

CONSUMER DISCRETIONARY — 9.0%
1-800-Flowers.com, Cl A *	15	480
Abercrombie & Fitch, Cl A	35	1,312
Accel Entertainment, Cl A *	32	415
Acushnet Holdings	20	846
Adient *	54	2,502
Adtalem Global Education *	30	1,029
Advance Auto Parts	44	8,807
American Axle & Manufacturing Holdings *	64	594
American Eagle Outfitters	88	3,042
American Public Education *	8	244
America’s Car-Mart *	4	603
Aramark	162	6,297
Asbury Automotive Group *	11	2,185
Aspen Group *	11	52
At Home Group *	30	947
AutoNation *	49	5,022
AutoZone *	15	21,962
Bally’s	16	927
Barnes & Noble Education *	17	134
Bassett Furniture Industries	5	171
Beazer Homes USA *	17	379
Bed Bath & Beyond *	69	1,747
Best Buy	148	17,208
Big Lots	22	1,517
Biglari Holdings, Cl B *	1	133
BJ’s Restaurants *	13	793
Bloomin’ Brands	47	1,485
Bluegreen Vacations Holding, Cl A	7	130
Booking Holdings *	24	59,186

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY — continued
Boot Barn Holdings *	17	$1,199
BorgWarner	156	7,578
Boyd Gaming *	47	3,109
Bright Horizons Family Solutions *	39	5,648
Brinker International *	26	1,745
Brunswick	51	5,464
Buckle	17	713
Burlington Stores *	42	13,706
Caesars Entertainment *	123	12,034
Caleres	21	490
Callaway Golf	51	1,476
Camping World Holdings, Cl A	19	827
Capri Holdings *	96	5,288
CarMax *	105	13,990
Carnival *	351	9,814
Carriage Services, Cl A	9	335
Carrols Restaurant Group *	20	118
Carter’s	25	2,720
Carvana, Cl A *	43	12,266
Cato, Cl A *	12	161
Cavco Industries *	5	1,047
Century Casinos *	16	210
Century Communities *	17	1,257
Cheesecake Factory	24	1,502
Chegg *	77	6,955
Chico’s FAS *	65	195
Children’s Place *	8	627
Chipotle Mexican Grill, Cl A *	16	23,872
Choice Hotels International *	20	2,276
Churchill Downs	22	4,653
Chuy’s Holdings *	11	537
Citi Trends *	6	628
Clarus	13	242
Columbia Sportswear	17	1,853
Conn’s *	10	202
Cooper Tire & Rubber	29	1,653
Cooper-Standard Holdings *	10	290
Core-Mark Holding	26	1,107
Cracker Barrel Old Country Store	14	2,345
Crocs *	42	4,205
Culp	6	85
Dana	84	2,125
Darden Restaurants	84	12,324
Dave & Buster’s Entertainment *	25	1,141
Deckers Outdoor *	18	6,088
Del Taco Restaurants	19	217
Delta Apparel *	3	102
Denny’s *	36	682
Designer Brands, Cl A	36	637
Dick’s Sporting Goods	36	2,973
Dillard’s, Cl A	8	791
Dine Brands Global *	9	870
Dollar General	145	31,139

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY — continued
Dollar Tree *	150	$17,235
Domino’s Pizza	25	10,558
Dorman Products *	16	1,587
DR Horton	212	20,837
Drive Shack *	34	116
eBay	393	21,925
El Pollo Loco Holdings *	11	186
Escalade	5	110
Ethan Allen Interiors	12	345
Etsy *	77	15,307
Everi Holdings *	49	866
Expedia Group *	77	13,570
Fiesta Restaurant Group *	15	221
Five Below *	35	7,044
Flexsteel Industries	4	174
Floor & Decor Holdings, Cl A *	64	7,099
Foot Locker	63	3,716
Ford Motor *	2,273	26,230
Fossil Group *	25	322
Fox Factory Holding *	27	4,137
Franchise Group	15	578
frontdoor *	50	2,677
Funko, Cl A *	11	237
GameStop, Cl A *	30	5,208
Gap	132	4,369
Garmin	96	13,175
General Motors *	774	44,288
Genesco *	8	400
Gentex	159	5,594
Gentherm *	19	1,353
Genuine Parts	90	11,247
G-III Apparel Group *	25	812
Golden Entertainment *	11	379
Goodyear Tire & Rubber *	135	2,323
GoPro, Cl A *	74	831
Graham Holdings, Cl B	2	1,271
Grand Canyon Education *	30	3,249
Green Brick Partners *	28	723
Group 1 Automotive	10	1,642
Groupon, Cl A *	14	709
GrowGeneration *	21	916
GrubHub *	59	4,014
Guess?	22	595
H&R Block	112	2,493
Hamilton Beach Brands Holding, Cl A	4	78
Hanesbrands	216	4,549
Harley-Davidson	100	4,837
Hasbro	81	8,055
Haverty Furniture	9	418
Helen of Troy *	17	3,591
Hibbett Sports *	9	715
Hilton Grand Vacations *	49	2,183

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY — continued
Hilton Worldwide Holdings *	159	$20,463
Home Depot	627	202,941
Hooker Furniture	7	263
Houghton Mifflin Harcourt *	73	663
Hyatt Hotels, Cl A	22	1,811
Installed Building Products	14	1,885
International Game Technology	58	999
iRobot *	16	1,741
Jack in the Box	13	1,568
Johnson Outdoors, Cl A	5	709
KB Home	51	2,460
Kohl’s	100	5,866
Kontoor Brands	31	1,948
L Brands *	151	9,951
Lakeland Industries *	4	113
Lands’ End *	10	230
Las Vegas Sands *	216	13,232
Laureate Education, Cl A *	64	880
La-Z-Boy, Cl Z	26	1,156
LCI Industries	14	2,051
Lear	39	7,170
Legacy Housing *	3	54
Leggett & Platt	84	4,172
Lennar, Cl A	173	17,923
Levi Strauss, Cl A	35	1,010
LGI Homes *	13	2,155
Lifetime Brands	7	102
Lindblad Expeditions Holdings *	18	295
Liquidity Services *	15	269
Lithia Motors, Cl A	17	6,534
LKQ *	196	9,155
Lovesac *	6	440
Lowe’s	440	86,350
Lumber Liquidators Holdings *	16	384
M/I Homes *	16	1,116
Macy’s	179	2,968
Magnite *	59	2,363
Malibu Boats, Cl A *	12	1,000
Marine Products	6	104
MarineMax *	12	682
Marriott International, Cl A	159	23,615
Marriott Vacations Worldwide	26	4,618
MasterCraft Boat Holdings *	11	312
Mattel *	226	4,850
MDC Holdings	31	1,818
Meritage Homes *	21	2,234
MGM Resorts International	277	11,279
Modine Manufacturing *	29	472
Mohawk Industries *	38	7,809
Monarch Casino & Resort *	7	528
Monro	19	1,341
Motorcar Parts of America *	11	238
Movado Group	9	282

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY — continued
Murphy USA	16	$2,230
Nathan’s Famous	2	127
National Vision Holdings *	46	2,319
Nautilus *	17	285
NewAge *	55	120
NIKE, Cl B	708	93,895
Noodles, Cl A *	21	254
Nordstrom *	63	2,311
Norwegian Cruise Line Holdings *	176	5,465
NVR *	2	10,036
Office Depot	30	1,213
Ollie’s Bargain Outlet Holdings *	28	2,584
O’Reilly Automotive *	42	23,221
Overstock.com *	24	1,956
Oxford Industries	9	821
Papa John’s International	18	1,741
Peloton Interactive, Cl A *	157	15,441
Penn National Gaming *	95	8,466
Penske Automotive Group	18	1,578
Perdoceo Education *	39	455
PetMed Express	11	324
Planet Fitness, Cl A *	52	4,367
Playa Hotels & Resorts *	48	353
PlayAGS *	16	143
Polaris Industries	37	5,181
Pool	26	10,986
PulteGroup	171	10,110
Purple Innovation, Cl A *	21	716
PVH *	45	5,093
Quotient Technology *	43	703
Qurate Retail	7	732
Qurate Retail	250	2,975
Ralph Lauren, Cl A	27	3,599
RealReal *	33	817
Red Robin Gourmet Burgers *	9	327
Red Rock Resorts, Cl A	35	1,282
Regis *	20	259
Rent-A-Center, Cl A	31	1,784
Revolve Group, Cl A *	15	727
RH *	11	7,568
Rocky Brands	4	211
Ross Stores	203	26,581
Royal Caribbean Cruises	119	10,347
Ruth’s Hospitality Group *	19	496
Sally Beauty Holdings *	65	1,305
Scientific Games *	46	2,692
SeaWorld Entertainment *	45	2,464
Service International	111	5,932
Shake Shack, Cl A *	21	2,284
Shoe Carnival	5	300
Shutterstock	13	1,133
Signet Jewelers *	29	1,733
Six Flags Entertainment *	46	2,161

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY — continued
Skechers U.S.A., Cl A *	85	$4,122
Skyline Champion *	32	1,422
Sleep Number *	16	1,790
Sonic Automotive, Cl A	13	641
Sonos *	60	2,402
Sportsman’s Warehouse Holdings *	25	439
Stamps.com *	10	2,054
Standard Motor Products	11	471
Starbucks	680	77,853
Steven Madden	45	1,830
Stitch Fix, Cl A *	32	1,386
Stoneridge *	15	499
Strategic Education	14	1,051
Stride *	23	658
Superior Group of	5	126
Tapestry *	181	8,661
Target	291	60,313
Taylor Morrison Home, Cl A *	73	2,278
Tempur Sealy International	133	5,073
Tenneco, Cl A *	35	352
Terminix Global Holdings *	85	4,326
Tesla *	440	312,154
Texas Roadhouse, Cl A	42	4,495
Thor Industries	34	4,814
Tilly’s, Cl A *	13	157
TJX	698	49,558
Toll Brothers	74	4,640
TopBuild *	21	4,670
Tractor Supply	74	13,956
Travel + Leisure	55	3,549
TRI Pointe Group *	72	1,715
Tupperware Brands *	27	658
Turtle Beach *	8	222
Ulta Beauty *	34	11,198
Under Armour, Cl A *	109	2,650
Unifi *	10	270
Universal Electronics *	8	455
Universal Technical Institute *	17	96
Urban Outfitters *	33	1,185
Vail Resorts	25	8,129
Vera Bradley *	13	144
VF	210	18,409
Vista Outdoor *	33	1,076
Visteon *	16	1,949
Vivint Smart Home *	7	84
VOXX International, Cl A *	9	153
Vroom *	56	2,591
Waitr Holdings *	57	140
Wayfair, Cl A *	42	12,414
Wendy’s	120	2,708
Weyco Group	3	59
Whirlpool	39	9,222
Williams-Sonoma	50	8,538

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY — continued
Wingstop	17	$2,693
Winmark	2	385
Winnebago Industries	19	1,519
Wolverine World Wide	46	1,919
Workhorse Group *	59	731
WW International *	36	999
Wyndham Hotels & Resorts	59	4,313
XPEL *	9	577
YETI Holdings *	50	4,271
Yum! Brands	175	20,916
Zumiez *	12	516

		2,102,173

CONSUMER STAPLES — 4.9%
22nd Century Group *	80	374
Albertsons	44	817
Alico	2	60
Altria Group	1,082	51,665
Andersons	18	517
Archer-Daniels-Midland	354	22,348
B&G Foods	37	1,080
BellRing Brands, Cl A *	23	593
Beyond Meat *	21	2,765
BJ’s Wholesale Club Holdings *	87	3,886
Boston Beer, Cl A *	6	7,299
Brown-Forman, Cl B	194	14,798
Bunge	90	7,598
Calavo Growers	10	781
Cal-Maine Foods	21	785
Campbell Soup	130	6,207
Casey’s General Stores	23	5,110
Celsius Holdings *	16	917
Central Garden & Pet, Cl A *	23	1,133
Chefs’ Warehouse *	19	612
Clorox	81	14,782
Coca-Cola	2,487	134,248
Coca-Cola Consolidated	3	880
Colgate-Palmolive	498	40,189
Conagra Brands	313	11,609
Constellation Brands, Cl A	95	22,830
Coty, Cl A	168	1,682
Darling Ingredients *	103	7,153
Edgewell Personal Care	32	1,222
elf Beauty *	25	756
Energizer Holdings	34	1,676
Estee Lauder, Cl A	131	41,108
Flowers Foods	111	2,660
Fresh Del Monte Produce	20	564
Freshpet *	26	4,805
General Mills	355	21,605
Grocery Outlet Holding *	47	1,898
Hain Celestial Group *	57	2,338
Herbalife Nutrition *	75	3,433

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES — continued
Hershey	95	$15,609
HF Foods Group *	21	131
Hormel Foods	181	8,362
Hostess Brands, Cl A *	72	1,101
Ingles Markets, Cl A	8	490
Ingredion	43	4,017
Inter Parfums	10	736
J&J Snack Foods	8	1,317
JM Smucker	72	9,431
John B Sanfilippo & Son	5	440
Kellogg	219	13,670
Keurig Dr Pepper	278	9,966
Kimberly-Clark	198	26,397
Kraft Heinz	564	23,288
Lamb Weston Holdings	93	7,487
Lancaster Colony	10	1,847
Landec *	17	192
Lifevantage *	8	65
Limoneira	9	163
McCormick	158	14,277
Medifast	7	1,590
MGP Ingredients	8	481
Molson Coors Beverage, Cl B	112	6,154
Mondelez International, Cl A	831	50,533
Monster Beverage *	217	21,060
National Beverage	14	680
Natural Grocers by Vitamin Cottage	5	79
Nature’s Sunshine Products	9	187
Nu Skin Enterprises, Cl A	29	1,533
Oil-Dri Corp of America	3	105
PepsiCo	803	115,760
Performance Food Group *	84	4,931
Philip Morris International	906	86,070
Pilgrim’s Pride *	28	671
Post Holdings *	40	4,551
PriceSmart	13	1,093
Procter & Gamble	1,444	192,658
Reynolds Consumer Products	32	938
Sanderson Farms	12	1,974
Seneca Foods, Cl A *	4	184
Simply Good Foods *	49	1,693
SpartanNash	20	387
Spectrum Brands Holdings	23	2,027
Sprouts Farmers Market *	68	1,741
Sysco	296	25,080
Tootsie Roll Industries	10	316
TreeHouse Foods *	33	1,571
Turning Point Brands	7	342
Tyson Foods, Cl A	184	14,251
United Natural Foods *	32	1,180
Universal	14	787
US Foods Holding *	140	5,804
USANA Health Sciences *	7	630

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES — continued
Vector Group	74	$966
Village Super Market, Cl A	5	122
WD-40	8	1,990
Weis Markets	10	519

		1,134,407

ENERGY — 2.8%
Antero Midstream	177	1,529
Antero Resources *	131	1,182
APA	241	4,820
Arch Resources *	9	400
Archrock	75	700
Aspen Aerogels *	15	273
Baker Hughes, Cl A	426	8,554
Berry Petroleum	46	281
Bonanza Creek Energy	11	364
Brigham Minerals, Cl A	23	394
Bristow Group *	17	450
Cabot Oil & Gas	247	4,117
Cactus, Cl A	27	805
Callon Petroleum *	22	823
Centennial Resource Development, Cl A *	98	416
ChampionX *	116	2,437
Cheniere Energy *	159	12,326
Chevron	1,122	115,645
Cimarex Energy	64	4,237
Clean Energy Fuels *	83	913
CNX Resources *	128	1,718
Comstock Resources *	42	231
ConocoPhillips	786	40,196
CONSOL Energy *	15	132
Contango Oil & Gas *	54	202
Continental Resources	37	1,008
Core Laboratories	26	733
CVR Energy	59	1,256
Delek US Holdings	42	997
Devon Energy	379	8,861
DHT Holdings	83	490
Diamond S Shipping *	15	148
Diamondback Energy	107	8,745
DMC Global *	8	432
Dorian LPG *	24	319
Dril-Quip *	20	613
EOG Resources	374	27,541
Equities *	146	2,789
Equitrans Midstream	236	1,926
Exterran *	19	62
Exxon Mobil	2,461	140,868
Falcon Minerals	21	93
Frank’s International *	91	296
Geospace Technologies *	8	60
Goodrich Petroleum *	5	50
Green Plains *	20	596

COMMON STOCK — continued

	Shares	Value
ENERGY — continued
Halliburton	562	$10,993
Helix Energy Solutions Group *	82	352
Helmerich & Payne	61	1,563
Hess	176	13,114
HollyFrontier	104	3,640
International Seaways	16	283
Kinder Morgan	1,244	21,210
Laredo Petroleum *	5	203
Liberty Oilfield Services, Cl A *	25	293
Magnolia Oil & Gas, Cl A *	70	788
Marathon Oil	509	5,731
Marathon Petroleum	377	20,980
Matador Resources	64	1,684
Matrix Service *	15	198
Murphy Oil	84	1,422
Nabors Industries	4	323
National Energy Services Reunited *	36	457
Natural Gas Services Group *	7	63
Newpark Resources *	51	145
NexTier Oilfield Solutions *	98	352
Northern Oil and Gas	20	290
NOV	249	3,723
Occidental Petroleum	602	15,267
Oceaneering International *	57	613
Oil States International *	35	196
ONEOK	284	14,865
Overseas Shipholding Group, Cl A *	40	88
Ovintiv	167	3,996
Par Pacific Holdings *	31	471
Patterson-UTI Energy	107	723
PBF Energy, Cl A *	55	780
PDC Energy *	57	2,081
Peabody Energy *	56	207
Penn Virginia *	9	123
Phillips 66	281	22,736
Pioneer Natural Resources	128	19,690
Plains GP Holdings, Cl A	104	976
ProPetro Holding *	41	395
Range Resources *	146	1,434
Renewable Energy Group *	22	1,221
REX American Resources *	3	242
RPC *	34	165
Schlumberger	810	21,911
Select Energy Services, Cl A *	43	208
SM Energy	62	980
Solaris Oilfield Infrastructure, Cl A	17	186
Southwestern Energy *	373	1,593
Talos Energy *	10	112
Targa Resources	148	5,134
Tellurian *	118	261
Tidewater *	22	270
Transocean *	338	1,088
US Silica Holdings	41	437

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
ENERGY — continued
Valero Energy	262	$19,378
Viper Energy Partners	35	630
W&T Offshore *	54	178
Whiting Petroleum *	22	882
Williams	780	19,001
World Fuel Services	36	1,113

		648,466

FINANCIALS — 12.3%
1st Constitution Bancorp	5	96
1st Source	10	476
ACNB	5	137
Affiliated Managers Group	30	4,835
AGNC Investment ‡	351	6,293
Alerus Financial	8	230
Alleghany *	9	6,111
Allegiance Bancshares	11	436
Allstate	181	22,951
Ally Financial	240	12,348
Altabancorp	7	292
Amalgamated Financial	8	129
A-Mark Precious Metals	3	112
Ambac Financial Group *	26	446
Amerant Bancorp, Cl A *	12	227
American Equity Investment Life Holding	53	1,642
American Express	469	71,921
American Financial Group	50	6,143
American International Group	502	24,322
American National Bankshares	6	204
American National Group	11	1,247
Ameriprise Financial	77	19,897
Ameris Bancorp	38	2,055
AMERISAFE	11	683
Ames National	5	126
Annaly Capital Management ‡	906	8,226
Apollo Commercial Real Estate Finance ‡	81	1,232
Apollo Global Management, Cl A	132	7,309
Arbor Realty Trust ‡	62	1,096
Arch Capital Group *	253	10,047
Ares Commercial Real Estate ‡	18	266
Ares Management, Cl A	69	3,624
Argo Group International Holdings	20	1,044
Arlington Asset Investment, Cl A ‡	20	82
ARMOUR Residential ‡	37	460
Arrow Financial	9	318
Arthur J Gallagher	122	17,684
Artisan Partners Asset Management, Cl A	34	1,731
Assetmark Financial Holdings *	10	225
Associated Banc-Corp	88	1,926
Assurant	38	5,913
Assured Guaranty	46	2,339

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Athene Holding, Cl A *	86	$5,132
Atlantic Capital Bancshares *	12	321
Atlantic Union Bankshares	45	1,740
Atlanticus Holdings *	4	125
Auburn National Bancorporation	1	35
Axis Capital Holdings	44	2,455
Axos Financial *	31	1,400
B. Riley Financial	8	570
Banc of California	28	501
BancFirst	10	695
Bancorp *	29	644
BancorpSouth Bank	60	1,775
Bank First	4	289
Bank of America	5,036	204,109
Bank of Commerce Holdings	9	116
Bank of Hawaii	23	2,090
Bank of Marin Bancorp	7	248
Bank of New York Mellon	515	25,688
Bank OZK	79	3,238
BankFinancial	8	83
BankUnited	53	2,470
Bankwell Financial Group	3	81
Banner	20	1,137
Bar Harbor Bankshares	9	258
BCB Bancorp	9	124
Berkshire Hathaway, Cl B *	815	224,084
BGC Partners, Cl A	164	869
BlackRock, Cl A	83	68,002
Blackstone Group, Cl A	388	34,334
Blucora *	27	389
BOK Financial	18	1,583
Boston Private Financial Holdings	47	692
Bridgewater Bancshares *	13	220
Brighthouse Financial *	54	2,527
Brightsphere Investment Group	47	1,058
Broadmark Realty Capital ‡	70	755
Brookline Bancorp	45	724
Brown & Brown	151	8,030
BRP Group, Cl A *	16	464
Bryn Mawr Bank	11	506
Business First Bancshares	11	261
Byline Bancorp	14	318
C&F Financial	2	84
Cadence BanCorp, Cl A	71	1,580
California BanCorp *	4	70
Cambridge Bancorp	4	350
Camden National	8	382
Cannae Holdings *	50	1,985
Capital City Bank Group	8	202
Capital One Financial	263	39,208
Capitol Federal Financial	75	969
Capstar Financial Holdings	10	192
Capstead Mortgage ‡	55	356

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Carlyle Group	117	$4,991
Cathay General Bancorp	44	1,781
CB Financial Services	3	64
Cboe Global Markets	70	7,306
CBTX	10	313
Central Pacific Financial	16	431
Central Valley Community Bancorp	6	118
Century Bancorp, Cl A	1	114
Charles Schwab	969	68,218
Chemung Financial	2	85
Cherry Hill Mortgage Investment ‡	9	91
Chimera Investment ‡	133	1,748
ChoiceOne Financial Services	4	98
Chubb	261	44,785
Cincinnati Financial	95	10,705
CIT Group	64	3,411
Citigroup	1,212	86,343
Citizens, Cl A *	27	158
Citizens & Northern	9	222
City Holding	9	697
Civista Bancshares	9	208
CME Group, Cl A	206	41,610
CNA Financial	176	8,260
CNB Financial	9	229
Coastal Financial *	5	149
Codorus Valley Bancorp	5	92
Cohen & Steers	14	952
Colony Bankcorp	4	62
Colony Credit Real Estate ‡	48	417
Columbia Banking System	41	1,785
Columbia Financial *	29	530
Comerica	89	6,689
Commerce Bancshares	73	5,680
Community Bank System	31	2,407
Community Bankers Trust	13	109
Community Financial	3	108
Community Trust Bancorp	10	446
ConnectOne Bancorp	20	543
County Bancorp	3	71
Cowen, Cl A	14	553
Crawford, Cl A	9	94
Credit Acceptance *	8	3,158
CrossFirst Bankshares *	26	383
Cullen	37	4,442
Curo Group Holdings	10	143
Customers Bancorp *	17	587
Diamond Hill Investment Group	2	342
Dime Community Bancshares	21	696
Discover Financial Services	178	20,292
Donegal Group, Cl A	7	108
Donnelley Financial Solutions *	19	581
Dynex Capital ‡	13	263
Eagle Bancorp	18	961

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Eagle Bancorp Montana	4	$94
East West Bancorp	90	6,853
eHealth *	14	990
Ellington Financial ‡	24	431
Ellington Residential Mortgage REIT	5	62
Employers Holdings	17	688
Encore Capital Group *	17	669
Enova International *	20	685
Enterprise Bancorp	5	174
Enterprise Financial Services	14	688
Equitable Holdings	265	9,071
Equity Bancshares, Cl A *	8	234
Erie Indemnity, Cl A	17	3,638
Esquire Financial Holdings *	4	92
ESSA Bancorp	5	78
Essent Group	64	3,365
Evans Bancorp	3	111
Evercore, Cl A	22	3,083
Everest Re Group	25	6,924
EZCORP, Cl A *	29	163
FactSet Research Systems	24	8,069
Farmers & Merchants Bancorp	6	141
Farmers National Banc	15	249
FB Financial	19	797
FBL Financial Group, Cl A	6	340
Federal Agricultural Mortgage, Cl C	5	514
Federated Hermes, Cl B	55	1,584
FedNat Holding	6	31
Fidelity D&D Bancorp	2	113
Fidelity National Financial	175	7,983
Fifth Third Bancorp	457	18,527
Financial Institutions	9	287
First American Financial	69	4,450
First Bancorp	16	678
First Bancorp	6	170
First Bancshares	12	469
First Bank	11	140
First Busey	29	724
First Business Financial Services	5	132
First Capital	2	90
First Choice Bancorp	6	192
First Citizens BancShares, Cl A	3	2,602
First Commonwealth Financial	56	811
First Community	4	74
First Financial	7	310
First Financial Bancorp	56	1,373
First Financial Bankshares	83	4,074
First Foundation	22	524
First Guaranty Bancshares	3	52
First Hawaiian	75	2,059
First Horizon National	351	6,420
First Internet Bancorp	5	172
First Interstate BancSystem, Cl A	24	1,127

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
First Merchants	31	$1,433
First Mid Bancshares	8	348
First Midwest Bancorp	66	1,384
First Northwest Bancorp	5	84
First of Long Island	13	277
First Republic Bank	110	20,156
First Savings Financial Group	1	69
First United	4	68
First Western Financial *	4	103
FirstCash	23	1,657
Flagstar Bancorp	25	1,163
Flushing Financial	16	372
FNB	187	2,410
FNCB Bancorp	10	69
Focus Financial Partners, Cl A *	16	753
Franklin Financial Services	2	60
Franklin Resources	173	5,190
FS Bancorp	2	137
Fulton Financial	94	1,603
FVCBankcorp *	6	106
Genworth Financial, Cl A *	292	1,261
German American Bancorp	14	607
Glacier Bancorp	61	3,596
Globe Life	67	6,867
Goldman Sachs Group	193	67,251
Goosehead Insurance, Cl A	10	1,099
Granite Point Mortgage Trust ‡	32	424
Great Ajax ‡	12	147
Great Southern Bancorp	6	338
Great Western Bancorp	32	1,058
Green Dot, Cl A *	29	1,327
Greenhill	8	121
Greenlight Capital Re, Cl A *	15	138
Guaranty Bancshares	4	156
Hamilton Lane, Cl A	18	1,628
Hancock Whitney	50	2,312
Hanmi Financial	18	365
Hanover Insurance Group	22	3,043
HarborOne Bancorp	31	444
Hartford Financial Services Group	229	15,105
Hawthorn Bancshares	4	86
HBT Financial	5	91
HCI Group	4	294
Heartland Financial USA	20	1,005
Heritage Commerce	33	398
Heritage Financial	21	590
Heritage Insurance Holdings	14	128
Hilltop Holdings	40	1,408
Home Bancorp	4	152
Home BancShares	88	2,449
HomeStreet	12	490
HomeTrust Bancshares	9	247
Hope Bancorp	68	1,021

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Horace Mann Educators	24	$962
Houlihan Lokey, Cl A	30	1,988
Howard Bancorp *	7	118
Huntington Bancshares	652	9,989
Independence Holding	3	132
Independent Bank	19	1,556
Independent Bank	12	283
Independent Bank Group	21	1,586
Interactive Brokers Group, Cl A	47	3,361
Intercontinental Exchange	317	37,314
International Bancshares	31	1,469
Invesco	292	7,884
Invesco Mortgage Capital ‡	105	410
Investar Holding	6	133
Investors Bancorp	133	1,947
Investors Title	1	176
James River Group Holdings	17	801
Jefferies Financial Group	133	4,324
JPMorgan Chase	1,761	270,859
Kearny Financial	48	613
Kemper	36	2,810
KeyCorp	629	13,687
Kinsale Capital Group	12	2,088
KKR Real Estate Finance Trust ‡	17	359
Ladder Capital, Cl A ‡	62	737
Lakeland Bancorp	28	508
Lakeland Financial	14	913
Lazard, Cl A	64	2,879
LCNB	7	127
Lemonade *	13	1,175
LendingClub *	40	616
LendingTree *	5	1,032
Level One Bancorp	3	81
Lincoln National	116	7,439
Live Oak Bancshares	16	1,023
Loews	155	8,641
LPL Financial Holdings	51	7,992
Luther Burbank	17	189
M&T Bank	82	12,931
Macatawa Bank	15	144
Mackinac Financial	5	109
MainStreet Bancshares *	5	106
Malvern Bancorp *	4	73
Markel *	9	10,588
MarketAxess Holdings	23	11,235
Marsh & McLennan	295	40,032
MBIA *	30	301
Mercantile Bank	9	291
Merchants Bancorp	5	204
Mercury General	15	934
Meridian	3	79
Meridian Bancorp	27	597
Meta Financial Group	19	936

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Metrocity Bankshares	10	$160
MFA Financial ‡	218	959
MGIC Investment	194	2,957
Mid Penn Bancorp	4	108
Middlefield Banc	3	67
Midland States Bancorp	12	338
MidWestOne Financial Group	9	284
MMA Capital Holdings *	3	51
Moelis, Cl A	32	1,737
Moody’s	109	35,611
Morgan Stanley	835	68,929
Morningstar	15	3,975
Mortgage Investment Trust ‡	20	79
Mr Cooper Group *	43	1,483
MSCI, Cl A	47	22,831
MVB Financial	6	242
Nasdaq	74	11,954
National Bank Holdings, Cl A	17	678
National Bankshares	4	144
National Western Life Group, Cl A	2	459
Navient	111	1,868
NBT Bancorp	25	947
Nelnet, Cl A	10	742
New Residential Investment ‡	241	2,584
New York Community Bancorp	288	3,444
New York Mortgage Trust ‡	219	1,005
NI Holdings *	4	77
Nicolet Bankshares *	5	399
NMI Holdings, Cl A *	49	1,266
Northern Trust	131	14,908
Northfield Bancorp	28	453
Northrim BanCorp	4	171
Northwest Bancshares	70	983
Norwood Financial	4	102
OceanFirst Financial	34	777
Ocwen Financial	4	126
Ohio Valley Banc	2	45
Old National Bancorp	95	1,796
Old Republic International	186	4,579
Old Second Bancorp	16	211
OneMain Holdings, Cl A	56	3,185
OP Bancorp	7	76
Oportun Financial *	9	195
Oppenheimer Holdings, Cl A	5	256
Orchid Island Capital, Cl A ‡	40	220
Origin Bancorp	12	525
Orrstown Financial Services	6	142
Pacific Premier Bancorp	54	2,378
PacWest Bancorp	67	2,908
Palomar Holdings *	13	915
Park National	9	1,126
Parke Bancorp	6	127
PCB Bancorp	7	111

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
PCSB Financial	8	$140
Peapack Gladstone Financial	11	352
Penns Woods Bancorp	4	96
PennyMac Financial Services	34	2,047
PennyMac Mortgage Investment Trust ‡	57	1,143
Peoples Bancorp	11	368
Peoples Bancorp of North Carolina	3	70
Peoples Financial Services	4	171
People’s United Financial	273	4,949
Pinnacle Financial Partners	48	4,207
Pioneer Bancorp *	7	82
Piper Sandler	10	1,160
PJT Partners	13	956
Plumas Bancorp	2	53
PNC Financial Services Group	246	45,990
PRA Group *	26	980
Premier Financial	21	663
Premier Financial Bancorp	7	133
Primerica	25	3,994
Primis Financial	12	172
Principal Financial Group	177	11,305
ProAssurance	31	775
Professional Holding, Cl A *	7	121
Progressive	340	34,252
ProSight Global *	16	204
Prosperity Bancshares	57	4,182
Protective Insurance	5	115
Provident Financial Holdings	3	49
Provident Financial Services	41	966
Prudential Financial	230	23,083
Pzena Investment Management, Cl A	10	105
QCR Holdings	9	434
Radian Group	111	2,735
Raymond James Financial	78	10,201
RBB Bancorp	9	190
Ready Capital ‡	41	595
Red River Bancshares	3	167
Redwood Trust ‡	66	733
Regional Management	6	232
Regions Financial	620	13,516
Reinsurance Group of America, Cl A	43	5,613
Reliant Bancorp	8	221
Renasant	31	1,306
Republic Bancorp, Cl A	6	270
Republic First Bancorp *	28	112
Richmond Mutual Bancorporation	7	96
Riverview Bancorp	12	83
RLI	23	2,564
S&P Global	140	54,655
S&T Bancorp	22	725
Safeguard Scientifics *	11	68
Safety Insurance Group	8	656

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Salisbury Bancorp	1	$46
Sandy Spring Bancorp	27	1,225
Santander Consumer USA Holdings	41	1,392
SB Financial Group	4	71
Sculptor Capital Management, Cl A	10	227
Seacoast Banking Corp of Florida	30	1,091
SEI Investments	77	4,731
Select Bancorp *	9	106
Selective Insurance Group	34	2,589
Selectquote *	56	1,743
ServisFirst Bancshares	27	1,707
Shore Bancshares	7	118
Sierra Bancorp	8	217
Signature Bank NY	34	8,551
Silvercrest Asset Management Group, Cl A	5	70
Simmons First National, Cl A	63	1,796
SLM	241	4,738
SmartFinancial	8	190
South Plains Financial	6	137
South State	45	3,794
Southern First Bancshares *	4	206
Southern Missouri Bancorp	5	209
Southside Bancshares	18	723
Spirit MTA *,‡	23	18
Spirit of Texas Bancshares	8	185
Standard AVB Financial	2	66
Starwood Property Trust ‡	176	4,544
State Auto Financial	10	189
State Street	225	18,889
Sterling Bancorp	117	2,940
Stewart Information Services	15	880
Stifel Financial	63	4,359
Stock Yards Bancorp	12	614
StoneX Group *	9	572
Summit Financial Group	6	156
SVB Financial Group *	33	18,870
Synchrony Financial	375	16,402
Synovus Financial	94	4,405
T Rowe Price Group	130	23,296
TCF Financial	96	4,370
Territorial Bancorp	5	126
Texas Capital Bancshares *	29	1,990
TFS Financial	30	587
Timberland Bancorp	4	113
Tiptree	12	120
Tompkins Financial	8	625
TPG RE Finance Trust ‡	36	449
Tradeweb Markets, Cl A	57	4,633
Travelers	147	22,735
TriCo Bancshares	15	694
TriState Capital Holdings *	16	382
Triumph Bancorp *	13	1,152

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Truist Financial	783	$46,440
Trupanion *	17	1,379
TrustCo Bank NY	55	402
Trustmark	36	1,167
Two Harbors Investment ‡	158	1,232
UMB Financial	25	2,426
Umpqua Holdings	127	2,367
Union Bankshares	2	66
United Bankshares	82	3,220
United Community Banks	50	1,636
United Fire Group	12	363
United Insurance Holdings	12	67
United Security Bancshares	8	66
Unity Bancorp	4	88
Universal Insurance Holdings	17	237
Univest Financial	17	475
Unum Group	130	3,674
US Bancorp	876	51,991
Valley National Bancorp	253	3,484
Veritex Holdings	28	946
Victory Capital Holdings, Cl A	9	250
Virtu Financial, Cl A	58	1,719
Virtus Investment Partners	4	1,094
Voya Financial	81	5,493
Waddell & Reed Financial, Cl A	35	874
Walker & Dunlop	17	1,884
Washington Federal	44	1,432
Washington Trust Bancorp	10	511
Waterstone Financial	13	256
Webster Financial	58	3,069
Wells Fargo	2,651	119,428
WesBanco	38	1,379
West Bancorporation	9	236
Westamerica Bancorporation	15	951
Western Alliance Bancorp	60	6,304
Western Asset Mortgage Capital ‡	35	111
Western New England Bancorp	13	105
Westwood Holdings Group	4	72
White Mountains Insurance Group	2	2,331
Willis Towers Watson	82	21,227
Wintrust Financial	33	2,544
WisdomTree Investments	65	441
World Acceptance *	4	523
WR Berkley	87	6,936
WSFS Financial	29	1,482
Zions Bancorp	105	5,859

		2,878,271

HEALTH CARE — 6.5%
1Life Healthcare *	37	1,610
89bio *	9	237
Abbott Laboratories	1,023	122,842
Abeona Therapeutics *	41	73
ABIOMED *	29	9,301

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Acadia Healthcare *	57	$3,472
ACADIA Pharmaceuticals *	92	1,892
Accelerate Diagnostics *	17	124
Acceleron Pharma *	33	4,124
Accuray *	51	240
AcelRx Pharmaceuticals *	52	68
Adamas Pharmaceuticals *	13	73
AdaptHealth, Cl A *	14	407
Adaptive Biotechnologies *	84	3,494
Addus HomeCare *	9	952
ADMA Biologics *	46	90
Adverum Biotechnologies *	50	195
Aeglea BioTherapeutics *	22	171
Aerie Pharmaceuticals *	26	445
Agenus *	89	275
Agile Therapeutics *	46	85
Agios Pharmaceuticals *	36	2,009
Akebia Therapeutics *	81	258
Akero Therapeutics *	10	308
Albireo Pharma *	11	353
Aldeyra Therapeutics *	21	264
Alector *	33	643
Alexion Pharmaceuticals *	127	21,422
Align Technology *	42	25,012
Alkermes *	92	2,024
Allakos *	15	1,637
Allogene Therapeutics *	39	1,206
Allscripts Healthcare Solutions *	92	1,432
Alnylam Pharmaceuticals *	74	10,407
Alphatec Holdings *	31	496
Amedisys *,‡	21	5,667
AmerisourceBergen, Cl A	96	11,597
Amgen	341	81,717
Amicus Therapeutics *	148	1,456
AMN Healthcare Services *	27	2,141
AnaptysBio *	14	327
Anavex Life Sciences *	34	411
AngioDynamics *	21	510
ANI Pharmaceuticals *	6	200
Apellis Pharmaceuticals *	34	1,723
Apollo Medical Holdings *	11	327
Applied Genetic Technologies *	13	55
Applied Therapeutics *	8	148
Aptinyx, Cl A *	14	38
Apyx Medical *	17	172
Aquestive Therapeutics *	18	73
Arcturus Therapeutics Holdings *	11	403
Arcus Biosciences *	23	776
Arcutis Biotherapeutics *	13	435
Ardelyx *	38	278
Arena Pharmaceuticals *	34	2,333
Arrowhead Pharmaceuticals *	62	4,511
Arvinas *	15	1,034

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Aspira Women’s Health *	30	$172
Assembly Biosciences *	18	77
Atara Biotherapeutics *	41	576
Athenex *	43	172
Athersys *	103	172
Atreca, Cl A *	16	191
AtriCure *	25	1,927
Atrion	1	639
Avanos Medical *	27	1,167
Avid Bioservices *	33	706
Avrobio *	18	210
Axonics Modulation Technologies *	15	944
Axsome Therapeutics *	17	1,028
Aytu BioScience *	7	46
Beam Therapeutics *	18	1,476
Beyondspring *	8	86
BioCryst Pharmaceuticals *	101	1,175
BioDelivery Sciences International *	56	194
Biohaven Pharmaceutical Holding *	30	2,253
BioMarin Pharmaceutical *	115	8,961
BioSig Technologies *	13	44
Bioxcel Therapeutics *	7	238
Black Diamond Therapeutics *	13	346
Bluebird Bio *	38	1,140
Blueprint Medicines *	32	3,082
Boston Scientific *	912	39,763
BrainStorm Cell Therapeutics *	15	52
Bridgebio Pharma *	63	3,523
Bristol-Myers Squibb	1,313	81,957
Brookdale Senior Living *	105	687
Bruker	66	4,522
Calithera Biosciences *	39	85
Cantel Medical	20	1,758
Cara Therapeutics *	25	324
Cardiovascular Systems *	23	927
CareDx *	28	2,214
CASI Pharmaceuticals *	42	75
Castle Biosciences *	8	552
Castlight Health, Cl B *	54	103
Catalent *	106	11,922
Catalyst Biosciences *	12	60
Catalyst Pharmaceuticals *	56	256
CEL-SCI *	22	531
Cerner	196	14,710
Cerus *	95	579
Change Healthcare *	147	3,374
Checkpoint Therapeutics *	31	90
Chemed	10	4,766
ChemoCentryx *	31	1,498
Chiasma *	28	83
Chimerix *	27	235
ChromaDex *	22	195
Clovis Oncology *	50	297

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Codexis *	32	$742
Co-Diagnostics *	15	133
Coherus Biosciences *	39	577
Collegium Pharmaceutical *	19	424
Computer Programs & Systems	8	240
Concert Pharmaceuticals *	15	62
CONMED	16	2,255
Constellation Pharmaceuticals *	21	454
ContraFect *	14	62
CorMedix *	17	147
Cortexyme *	7	274
CorVel *	5	585
Covetrus *	51	1,461
Crinetics Pharmaceuticals *	14	242
Cross Country Healthcare *	20	266
CryoLife *	21	613
CryoPort *	22	1,245
Cue Biopharma *	15	182
Cutera *	10	300
Cyclerion Therapeutics *	17	37
Cymabay Therapeutics *	27	117
Cytokinetics *	38	967
CytomX Therapeutics *	26	243
CytoSorbents *	22	203
DaVita *	77	8,973
Deciphera Pharmaceuticals *	22	1,020
Denali Therapeutics *	39	2,357
DENTSPLY SIRONA	140	9,451
DermTech *	8	336
DexCom *	55	21,235
Dicerna Pharmaceuticals *	38	1,185
Durect *	115	218
Dyadic International *	11	50
Dynavax Technologies, Cl A *	57	569
Editas Medicine, Cl A *	36	1,332
Edwards Lifesciences *	359	34,292
Elanco Animal Health *	258	8,181
Eli Lilly	463	84,623
Emergent BioSolutions *	26	1,585
Enanta Pharmaceuticals *	10	507
Encompass Health	63	5,346
Ensign Group	30	2,575
Envista Holdings *	102	4,415
Enzo Biochem *	26	80
Epizyme *	51	398
Esperion Therapeutics *	16	431
Eton Pharmaceuticals *	10	87
Evelo Biosciences *	9	118
Evofem Biosciences *	46	68
Evolent Health, Cl A *	49	1,061
Evolus *	13	118
Exact Sciences *	98	12,918
Exagen *	3	51

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Exelixis *	196	$4,826
Exicure *	34	67
Fate Therapeutics *	52	4,544
FibroGen *	48	1,071
Flexion Therapeutics *	24	186
Fortress Biotech *	38	164
Frequency Therapeutics *	17	197
Fulcrum Therapeutics *	8	90
Fulgent Genetics *	7	539
G1 Therapeutics *	16	337
Galectin Therapeutics *	24	106
Gilead Sciences	730	46,333
Glaukos *	25	2,354
Global Blood Therapeutics *	35	1,427
GlycoMimetics *	22	53
Gossamer Bio *	33	285
Guardant Health *	52	8,267
Haemonetics *	29	1,951
Halozyme Therapeutics *	86	4,296
Hanger *	21	524
Harpoon Therapeutics *	9	204
Health Catalyst *	18	1,042
HealthEquity *	44	3,343
HealthStream *	15	362
Heron Therapeutics *	53	926
Heska *	5	913
Hill-Rom Holdings	43	4,739
Hologic *	168	11,012
Homology Medicines *	17	115
Hookipa Pharma *	7	95
Horizon Therapeutics *	134	12,679
iBio	100	137
Icad *	12	216
ICU Medical *	11	2,291
IDEXX Laboratories *	49	26,901
IGM Biosciences *	8	566
Immunic *	8	123
ImmunityBio *	20	355
ImmunoGen *	101	814
Immunovant *	21	329
Inari Medical *	10	1,143
Incyte *	138	11,782
InfuSystem Holdings *	11	249
Innoviva *	40	458
Inogen *	11	719
Inovalon Holdings, Cl A *	43	1,299
Inovio Pharmaceuticals *	95	647
Insmed *	57	1,923
Inspire Medical Systems *	17	4,026
Insulet *	42	12,399
Integer Holdings *	19	1,784
Integra LifeSciences Holdings *	42	3,111
Intellia Therapeutics *	29	2,226

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Intercept Pharmaceuticals *	16	$316
Intersect ENT *	18	393
Intra-Cellular Therapies *	40	1,377
IntriCon *	5	116
Intuitive Surgical *	68	58,820
Invacare	19	172
Invitae *	83	2,897
Ionis Pharmaceuticals *	85	3,640
Iovance Biotherapeutics *	80	2,515
iRadimed *	4	111
iRhythm Technologies *	17	1,324
Ironwood Pharmaceuticals, Cl A *	90	994
IVERIC bio *	44	308
Jazz Pharmaceuticals PLC *	34	5,590
Joint *	7	388
Jounce Therapeutics *	11	104
Kadmon Holdings *	95	386
Kala Pharmaceuticals *	28	216
Kaleido Biosciences *	7	55
KalVista Pharmaceuticals *	7	175
Karuna Therapeutics *	10	1,110
Kezar Life Sciences *	22	128
Kindred Biosciences *	22	110
Kiniksa Pharmaceuticals, Cl A *	16	263
Kodiak Sciences *	25	3,021
Krystal Biotech *	8	636
Kura Oncology *	30	808
Lannett *	17	74
Lantheus Holdings *	38	901
LeMaitre Vascular	10	525
LHC Group *	20	4,165
Liquidia Technologies *	13	37
LivaNova *	28	2,376
MacroGenics *	31	1,003
Madrigal Pharmaceuticals *	6	817
Magenta Therapeutics *	17	198
MannKind *	125	571
Marinus Pharmaceuticals *	16	235
Masimo *	33	7,678
MediciNova *	23	101
MEI Pharma *	58	212
MeiraGTx Holdings *	15	225
Meridian Bioscience *	25	490
Merit Medical Systems *	31	1,972
Mersana Therapeutics *	33	526
Mesa Laboratories	3	746
Mettler-Toledo International *	14	18,386
Minerva Neurosciences *	20	48
Mirati Therapeutics *	29	4,820
Mirum Pharmaceuticals *	6	117
Misonix *	7	130
Moderna *	188	33,618
ModivCare *	8	1,121

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Molecular Templates *	21	$197
Morphic Holding *	7	388
Mustang Bio *	24	78
Myovant Sciences *	19	397
Myriad Genetics *	42	1,269
NanoString Technologies *	25	1,992
Natera *	50	5,501
National HealthCare	7	492
National Research	8	410
Natus Medical *	19	485
Nektar Therapeutics, Cl A *	103	2,020
Neogen *	31	2,976
Neoleukin Therapeutics *	19	237
NeuBase Therapeutics *	10	60
NeuroBo Pharmaceuticals *	3	11
Neurocrine Biosciences *	60	5,669
Nevro *	19	3,283
NextCure *	10	88
NextGen Healthcare *	32	586
NGM Biopharmaceuticals *	10	275
Novavax *	40	9,477
Ocular Therapeutix *	38	698
Odonate Therapeutics *	21	70
Omeros *	34	600
Omnicell *	27	3,916
Oncocyte *	33	170
Ontrak *	4	131
OptimizeRx *	7	353
Optinose *	18	64
Option Care Health *	31	591
OraSure Technologies *	41	375
OrthoPediatrics *	8	468
Ovid therapeutics *	22	81
Owens & Minor	41	1,480
Oyster Point Pharma *	5	103
Pacific Biosciences of California *	95	2,836
Pacira BioSciences *	25	1,580
Palatin Technologies *	129	80
Paratek Pharmaceuticals *	23	176
Passage Bio *	13	244
Patterson	49	1,575
PAVmed *	23	105
PDL BioPharma *	64	158
Pennant Group *	15	606
Penumbra *	22	6,732
Personalis *	13	320
PetIQ, Cl A *	14	596
Phathom Pharmaceuticals *	8	308
Phibro Animal Health, Cl A	12	294
Phreesia *	18	932
Pieris Pharmaceuticals *	29	63
PRA Health Sciences *	41	6,842
Precision BioSciences *	25	232

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Premier, Cl A	70	$2,475
Prestige Consumer Healthcare *	29	1,263
Progyny *	20	1,138
Protagonist Therapeutics *	18	521
Protara Therapeutics *	5	56
Provention Bio *	26	187
PTC Therapeutics *	38	1,566
Pulse Biosciences *	8	154
Puma Biotechnology *	19	187
Quanterix *	13	795
Quest Diagnostics	86	11,342
Quidel *	25	2,620
R1 RCM *	66	1,800
Radius Health *	27	602
RadNet *	25	559
RAPT Therapeutics *	9	197
Reata Pharmaceuticals, Cl A *	16	1,622
Regeneron Pharmaceuticals *	59	28,397
REGENXBIO *	20	694
Relmada Therapeutics *	9	347
Replimune Group *	13	476
Repro-Med Systems *	23	87
ResMed	84	15,789
Revance Therapeutics *	35	1,019
REVOLUTION Medicines *	24	797
Rhythm Pharmaceuticals *	21	453
Rigel Pharmaceuticals *	96	357
Rocket Pharmaceuticals *	30	1,375
Rockwell Medical *	49	47
Royalty Pharma, Cl A	186	8,184
Rubius Therapeutics *	19	475
Sage Therapeutics *	29	2,284
Sangamo Therapeutics *	68	801
Sarepta Therapeutics *	49	3,471
Scholar Rock Holding *	12	388
Schrodinger *	31	2,363
scPharmaceuticals *	10	65
Seagen *	109	15,670
SeaSpine Holdings *	13	271
Select Medical Holdings *	62	2,339
Selecta Biosciences *	46	138
Seres Therapeutics *	34	708
Shockwave Medical *	16	2,615
SI-BONE *	14	497
Sientra *	25	172
SIGA Technologies *	27	194
Silk Road Medical *	18	1,101
Simulations Plus	9	568
Soleno Therapeutics *	31	38
Soliton *	6	107
Spectrum Pharmaceuticals *	83	258
Spero Therapeutics *	12	165
SpringWorks Therapeutics *	18	1,293

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
STAAR Surgical *	26	$3,562
Stereotaxis *	36	259
STERIS	54	11,395
Stoke Therapeutics *	9	291
Strongbridge Biopharma *	31	79
Supernus Pharmaceuticals *	29	883
Surmodics *	8	428
Sutro Biopharma *	14	287
Syndax Pharmaceuticals *	17	271
Syneos Health, Cl A *	44	3,733
Syros Pharmaceuticals *	23	139
Tabula Rasa HealthCare *	12	571
Tactile Systems Technology *	11	630
Tandem Diabetes Care *	38	3,492
TCR2 Therapeutics *	14	318
Teladoc Health *	54	9,307
Teleflex	30	12,674
TG Therapeutics *	74	3,309
Theravance Biopharma *	29	572
Tivity Health *	24	580
Translate Bio *	37	859
TransMedics Group *	13	373
Travere Therapeutics *	29	717
Tricida *	23	107
Turning Point Therapeutics *	21	1,601
Twist Bioscience *	19	2,550
Ultragenyx Pharmaceutical *	37	4,131
United Therapeutics *	28	5,644
UNITY Biotechnology *	16	80
US Physical Therapy	7	787
Vanda Pharmaceuticals *	31	515
Vapotherm *	11	242
Varex Imaging *	23	546
Vaxart *	63	679
Veeva Systems, Cl A *	79	22,314
Veracyte *	32	1,592
Verastem *	93	286
Verrica Pharmaceuticals *	7	92
Vertex Pharmaceuticals *	152	33,166
ViewRay *	61	293
Viking Therapeutics *	38	243
Vir Biotechnology *	27	1,289
Vocera Communications *	18	651
Voyager Therapeutics *	14	67
Waters *	40	11,995
West Pharmaceutical Services	48	15,769
X4 Pharmaceuticals *	8	67
Xencor *	33	1,404
Xeris Pharmaceuticals *	26	100
XOMA *	6	228
Y-mAbs Therapeutics *	14	421
Zentalis Pharmaceuticals *	18	1,068
Zimmer Biomet Holdings	121	21,436

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
ZIOPHARM Oncology *	117	$405
Zoetis, Cl A	277	47,929
Zogenix *	32	604
Zynerba Pharmaceuticals *	16	71
Zynex *	11	162

		1,528,174

INDUSTRIALS — 8.7%
3M	335	66,042
AAON	24	1,570
AAR	19	765
Acacia Research *	28	170
ACCO Brands	53	455
Acuity Brands	24	4,452
ADT	88	810
Advanced Drainage Systems	29	3,238
AECOM *	102	6,776
Aegion, Cl A *	17	512
AeroVironment *	13	1,435
AGCO	40	5,837
Air Lease, Cl A	68	3,176
Air Transport Services Group *	34	895
Alamo Group	7	1,101
Alaska Air Group	79	5,462
Albany International, Cl A	18	1,606
Allegiant Travel, Cl A *	8	1,886
Allegion	59	7,928
Allied Motion Technologies	4	208
Allison Transmission Holdings	65	2,696
Alta Equipment Group *	13	167
Altra Industrial Motion	37	2,183
AMERCO	6	3,580
Ameresco, Cl A *	13	686
American Airlines Group *	320	6,950
American Superconductor *	12	198
American Woodmark *	10	995
AMETEK	147	19,835
AO Smith	85	5,759
Apogee Enterprises	15	527
Applied Industrial Technologies	22	2,105
ArcBest	14	1,019
Arcosa	28	1,688
Argan	9	451
Armstrong World Industries	28	2,902
ASGN *	29	3,050
Astec Industries	13	975
Astronics *	13	226
Atkore International Group *	27	2,114
Atlas Air Worldwide Holdings *	15	1,019
Avis Budget Group *	40	3,584
Axon Enterprise *	40	6,064
AZEK, Cl A *	96	4,635
AZZ	15	790
Barnes Group	27	1,348

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Barrett Business Services	4	$293
Beacon Roofing Supply *	32	1,803
BGSF	6	84
Bloom Energy, Cl A *	55	1,428
Blue Bird *	7	189
Boise Cascade	22	1,468
Brady, Cl A	27	1,473
BrightView Holdings *	29	520
Brink’s	29	2,318
Builders FirstSource *	131	6,376
CAI International	9	383
Carlisle	34	6,516
Carrier Global	505	22,008
Casella Waste Systems, Cl A *	27	1,812
Caterpillar	315	71,855
CBIZ *	30	1,008
CECO Environmental *	18	131
CH Robinson Worldwide	85	8,252
Chart Industries *	21	3,373
Cintas	52	17,947
CIRCOR International *	12	412
Clean Harbors *	30	2,669
Colfax *	58	2,621
Columbus McKinnon	13	644
Comfort Systems USA	21	1,730
Concrete Pumping Holdings *	16	130
Construction Partners, Cl A *	17	539
Copart *	136	16,933
Cornerstone Building Brands *	25	351
CoStar Group *	23	19,652
Covanta Holding	76	1,143
Covenant Transportation Group, Cl A *	7	151
CRA International	4	321
Crane	29	2,728
CSW Industrials	8	1,083
CSX	445	44,834
Cubic	18	1,347
Cummins	84	21,171
Curtiss-Wright	24	3,070
Daseke *	24	182
Deere	182	67,495
Delta Air Lines *	409	19,190
Deluxe	24	1,056
Donaldson	81	5,093
Douglas Dynamics	13	581
Dover	92	13,725
Ducommun *	6	354
DXP Enterprises *	9	263
Dycom Industries *	18	1,689
Eagle Bulk Shipping	6	260
Eastern	3	85
Eaton	233	33,303

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Echo Global Logistics *	15	$490
EMCOR Group	34	4,073
Emerson Electric	346	31,310
Encore Wire	12	896
Energous *	22	69
Energy Recovery *	21	445
Enerpac Tool Group, Cl A	34	904
EnerSys	24	2,198
Eneti	4	80
Ennis	15	311
EnPro Industries	12	1,028
Equifax	78	17,880
ESCO Technologies	15	1,631
EVI Industries	2	53
Evoqua Water Technologies *	55	1,572
ExOne *	8	186
Expeditors International of Washington	106	11,645
Exponent	30	2,890
Fastenal	333	17,409
Federal Signal	35	1,450
FedEx	141	40,934
Flowserve	85	3,369
Fluor	73	1,678
Forrester Research *	6	261
Fortune Brands Home & Security	89	9,343
Forward Air	16	1,413
Franklin Covey *	7	214
Franklin Electric	22	1,788
FTI Consulting *	21	2,916
FuelCell Energy *	160	1,554
Gates Industrial *	26	448
GATX	20	1,954
Genco Shipping & Trading	21	322
Gencor Industries *	5	60
Generac Holdings *	40	12,958
General Finance *	8	152
Gibraltar Industries *	19	1,745
GMS *	24	1,049
Gorman-Rupp	10	345
GP Strategies *	9	142
Graco	107	8,218
GrafTech International	55	700
Graham	6	82
Granite Construction	27	1,029
Great Lakes Dredge & Dock *	37	581
Greenbrier	18	850
Griffon	31	841
H&E Equipment Services	18	700
Harsco *	45	807
Hawaiian Holdings	26	653
HC2 Holdings *	31	130
Healthcare Services Group	43	1,288
Heartland Express	28	521

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
HEICO	28	$3,942
Heidrick & Struggles International	11	465
Helios Technologies	17	1,229
Herc Holdings *	17	1,795
Heritage-Crystal Clean *	9	258
Herman Miller	34	1,411
Hexcel *	48	2,708
Hillenbrand	43	2,111
HNI	25	1,059
Honeywell International	407	90,777
Howmet Aerospace *	279	8,917
Hub Group, Cl A *	19	1,249
Hubbell, Cl B	34	6,528
Hurco	4	137
Huron Consulting Group *	13	731
Hyster-Yale Materials Handling	4	323
IAA *	87	5,464
ICF International	11	1,002
IDEX	48	10,762
IES Holdings *	12	633
IHS Markit	231	24,851
Illinois Tool Works	184	42,405
Ingersoll Rand *	240	11,858
Insperity	21	1,838
Insteel Industries	11	419
Interface, Cl A	33	424
ITT	55	5,187
Jacobs Engineering Group	83	11,090
JB Hunt Transport Services	54	9,218
JELD-WEN Holding *	39	1,138
JetBlue Airways *	175	3,563
John Bean Technologies	18	2,617
Johnson Controls International	432	26,931
Kadant	7	1,246
Kaman	16	854
Kansas City Southern	60	17,533
KAR Auction Services	75	1,124
Kelly Services, Cl A *	20	501
Kennametal	46	1,847
Kforce	11	616
Kimball International, Cl B	21	306
Kirby *	35	2,230
Knight-Swift Transportation Holdings, Cl A	100	4,712
Knoll	28	669
Korn Ferry	31	2,105
Landstar System	24	4,135
Lawson Products *	5	262
LB Foster, Cl A *	6	97
Lennox International	22	7,377
Lincoln Electric Holdings	37	4,738
Lindsay	6	995
LSI Industries	14	115

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Lydall *	10	$369
Lyft, Cl A *	155	8,627
Macquarie Infrastructure	51	1,699
Manitowoc *	20	458
ManpowerGroup	38	4,594
Marten Transport	34	568
Masco	167	10,668
MasTec *	37	3,861
Matson	25	1,633
Matthews International, Cl A	18	745
Maxar Technologies	35	1,358
McGrath RentCorp	14	1,148
Meritor *	40	1,081
Mesa Air Group *	18	203
Middleby *	36	6,528
Miller Industries	6	258
Moog, Cl A	17	1,471
MRC Global *	45	424
MSA Safety	21	3,376
MSC Industrial Direct, Cl A	26	2,344
Mueller Industries	32	1,436
Mueller Water Products, Cl A	90	1,292
MYR Group *	9	701
Navistar International *	48	2,124
Nielsen Holdings	227	5,823
NN *	24	175
Nordson	35	7,399
Norfolk Southern	148	41,328
Northwest Pipe *	6	200
NOW *	63	619
NV5 Global *	6	541
nVent Electric	98	2,984
Old Dominion Freight Line	68	17,531
Omega Flex	2	318
Orion Energy Systems *	15	90
Oshkosh	43	5,350
Otis Worldwide	278	21,648
Owens Corning	68	6,583
PACCAR	198	17,796
PAM Transportation Services *	1	58
Park Aerospace	11	148
Parker-Hannifin	75	23,536
Park-Ohio Holdings	7	254
Parsons *	59	2,615
Patrick Industries	13	1,165
Pentair	108	6,967
PGT Innovations *	33	869
Pitney Bowes	99	740
Plug Power *	261	7,441
Powell Industries	5	176
Primoris Services	26	849
Proto Labs *	15	1,681
Quad	19	68

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Quanex Building Products	19	$519
Quanta Services	89	8,601
Radiant Logistics *	21	140
Raven Industries	21	853
RBC Bearings *	14	2,792
Red Violet *	3	62
Regal Beloit	26	3,755
Republic Services, Cl A	185	19,666
Resideo Technologies *	72	2,161
Resources Connection	18	254
REV Group *	15	274
Rexnord	78	3,895
Robert Half International	71	6,220
Rockwell Automation	67	17,705
Rollins	137	5,107
Roper Technologies	61	27,233
RR Donnelley & Sons *	41	178
Rush Enterprises, Cl A	24	1,185
Ryder System	31	2,475
Saia *	17	3,987
Schneider National, Cl B	31	751
Sensata Technologies Holding *	99	5,716
Shyft Group	19	673
Simpson Manufacturing	25	2,818
SiteOne Landscape Supply *	28	5,023
SkyWest *	28	1,390
Snap-on	34	8,078
Southwest Airlines *	343	21,534
SP Plus *	13	446
Spirit AeroSystems Holdings, Cl A	68	3,107
Spirit Airlines *	57	2,042
SPX *	26	1,577
SPX FLOW	24	1,598
Standex International	7	664
Stanley Black & Decker	93	19,230
Steelcase, Cl A	49	676
Stericycle *	59	4,501
Sterling Construction *	16	334
Sunrun *	123	6,027
Systemax	8	342
Team *	17	168
Teledyne Technologies *	23	10,298
Tennant	11	868
Terex	38	1,786
Tetra Tech	34	4,339
Thermon Group Holdings *	19	363
Timken	43	3,606
Titan International	33	356
Titan Machinery *	11	287
Toro	69	7,907
TPI Composites *	18	957
Trane Technologies PLC	139	24,162
Transcat *	4	200

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
TransDigm Group *	30	$18,412
TransUnion	122	12,760
Trex *	74	7,991
TriMas *	25	796
TriNet Group *	24	1,889
Trinity Industries	65	1,797
Triumph Group	30	508
TrueBlue *	20	566
Tutor Perini *	25	403
Uber Technologies *	533	29,192
UFP Industries	35	2,941
UniFirst	9	2,018
Union Pacific	394	87,503
United Airlines Holdings *	186	10,118
United Parcel Service, Cl B	412	83,990
United Rentals *	46	14,718
Univar Solutions *	97	2,265
Universal Logistics Holdings	4	100
Upwork *	59	2,718
US Ecology *	18	764
US Xpress Enterprises, Cl A *	11	113
Valmont Industries	13	3,209
Verisk Analytics, Cl A	94	17,691
Veritiv *	7	293
Vertiv Holdings, Cl A	128	2,906
Viad	12	500
Vicor *	12	1,107
Vidler Water Resouces *	11	100
Virgin Galactic Holdings *	130	2,880
VSE	5	216
Wabash National	30	528
Waste Management	246	33,941
Watsco	21	6,150
Watts Water Technologies, Cl A	16	1,993
Welbilt *	82	1,832
Werner Enterprises	36	1,664
WESCO International *	26	2,385
Westinghouse Air Brake Technologies	116	9,520
Willdan Group *	6	229
WillScot Mobile Mini Holdings, Cl A *	96	2,810
Woodward	38	4,750
WW Grainger	30	13,006
XPO Logistics *	59	8,208
Xylem	115	12,725
Yellow *	27	248

		2,025,236

INFORMATION TECHNOLOGY — 27.9%
2U *	40	1,570
3D Systems *	68	1,465
8x8 *	58	1,908
A10 Networks *	36	312
Accenture PLC, Cl A	368	106,709

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
ACI Worldwide *	66	$2,493
ACM Research, Cl A *	7	553
Adobe *	278	141,319
ADTRAN	28	479
Advanced Energy Industries	22	2,427
Advanced Micro Devices *	664	54,196
Agilysys *	13	655
Airgain *	5	118
Akamai Technologies *	102	11,087
Akoustis Technologies *	19	213
Alarm.com Holdings *	26	2,334
Alliance Data Systems	30	3,535
Alpha & Omega Semiconductor *	12	373
Altair Engineering, Cl A *	24	1,560
Alteryx, Cl A *	31	2,534
Ambarella *	19	1,852
Amdocs	86	6,600
American Software, Cl A	17	352
Amkor Technology	43	869
Amphenol, Cl A	346	23,300
Analog Devices	215	32,929
Anaplan *	79	4,712
ANSYS *	50	18,283
Appfolio, Cl A *	8	1,157
Appian, Cl A *	22	2,666
Apple	9,901	1,301,585
Applied Materials	530	70,336
Applied Optoelectronics *	12	89
Arista Networks *	36	11,346
Arlo Technologies *	44	270
Arrow Electronics *	50	5,703
Aspen Technology *	43	5,626
Asure Software *	8	64
Atomera *	10	166
Autodesk *	127	37,073
Automatic Data Processing	249	46,561
Avalara *	51	7,227
Avaya Holdings *	47	1,352
Avid Technology *	23	523
Avnet	57	2,503
Axcelis Technologies *	19	789
AXT *	22	217
Badger Meter	17	1,588
Bel Fuse, Cl B	6	120
Belden	25	1,082
Benchmark Electronics	21	630
Benefitfocus *	14	189
Bill.com Holdings *	44	6,804
Black Knight *	97	7,025
Blackbaud *	28	1,991
Blackline *	32	3,714
Bottomline Technologies DE *	25	1,214
Box, Cl A *	88	1,874
Brightcove *	22	319

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Broadcom	230	$104,926
Broadridge Financial Solutions	74	11,739
Brooks Automation	47	4,763
Cadence Design Systems *	160	21,083
CalAmp *	20	275
Calix *	31	1,311
Cardtronics *	26	1,010
Casa Systems *	18	141
Cass Information Systems	8	367
CDK Global	78	4,180
CDW	91	16,228
Cerence *	21	2,025
Ceridian HCM Holding *	84	7,936
CEVA *	13	721
ChannelAdvisor *	16	338
Ciena *	98	4,946
Cirrus Logic *	34	2,530
Cisco Systems	2,451	124,780
Citrix Systems	77	9,536
Clearfield *	6	206
Cloudera *	174	2,208
Cloudflare, Cl A *	98	8,305
CMC Materials	19	3,485
Cognex	107	9,215
Cognizant Technology Solutions, Cl A	313	25,165
Cognyte Software *	35	915
Coherent *	16	4,160
Cohu	23	920
CommScope Holding *	112	1,842
CommVault Systems *	26	1,807
Comtech Telecommunications	14	336
Concentrix *	27	4,195
Conduent *	115	782
CoreLogic	49	3,905
Cornerstone OnDemand *	35	1,549
Coupa Software *	44	11,838
Cree *	69	6,860
Crowdstrike Holdings, Cl A *	116	24,187
CSG Systems International	19	874
CTS	18	585
CyberOptics *	4	132
Daktronics *	21	130
Datadog, Cl A *	106	9,092
Dell Technologies, Cl C *	161	15,831
Diebold Nixdorf *	44	660
Digi International *	16	286
Digimarc *	7	236
Digital Turbine *	53	3,998
Diodes *	24	1,843
DocuSign, Cl A *	105	23,409
Dolby Laboratories, Cl A	42	4,262
Domo, Cl B *	14	900
Dropbox, Cl A *	188	4,832

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
DSP Group *	13	$181
DXC Technology	162	5,331
Dynatrace *	107	5,568
DZS *	6	90
Eastman Kodak *	33	246
Ebix	14	422
EchoStar, Cl A *	28	685
eGain *	14	138
Elastic *	40	4,825
Enphase Energy *	76	10,583
Entegris	86	9,682
Envestnet *	30	2,215
EPAM Systems *	34	15,563
ePlus *	8	803
Euronet Worldwide *	32	4,590
Everbridge *	20	2,654
Evo Payments, Cl A *	24	684
ExlService Holdings *	19	1,755
Extreme Networks *	70	797
F5 Networks *	40	7,470
Fair Isaac *	18	9,385
FARO Technologies *	10	758
Fastly, Cl A *	49	3,130
Fidelity National Information Services	359	54,891
FireEye *	127	2,524
First Solar *	54	4,133
Fiserv *	326	39,159
Five9 *	42	7,895
FleetCor Technologies *	53	15,249
FLIR Systems	84	5,037
FormFactor *	45	1,762
Fortinet *	86	17,564
Gartner *	56	10,969
Genasys *	19	119
Genpact	113	5,371
Global Payments	173	37,131
GoDaddy, Cl A *	106	9,203
GreenSky, Cl A *	31	189
Grid Dynamics Holdings *	22	317
GSI Technology *	10	59
GTT Communications *	24	39
GTY Technology Holdings *	29	148
Guidewire Software *	54	5,698
Hackett Group	14	233
Harmonic *	55	430
Hewlett Packard Enterprise	826	13,232
HP	798	27,220
HubSpot *	28	14,741
I3 Verticals, Cl A *	10	332
Ichor Holdings *	13	725
Ideanomics *	111	326
II-VI *	65	4,364
Immersion *	14	120

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Impinj *	12	$570
Infinera *	106	977
Information Services Group *	18	82
Inseego *	57	506
Insight Enterprises *	20	2,007
Intel	2,388	137,382
Intellicheck *	9	90
Intelligent Systems *	4	153
InterDigital	18	1,250
International Business Machines	519	73,636
International Money Express *	15	237
Intevac *	13	83
Intuit	148	61,000
IPG Photonics *	23	4,994
Iteris *	23	155
Itron *	23	2,069
j2 Global *	29	3,509
Jabil	87	4,561
Jack Henry & Associates	48	7,816
Juniper Networks	210	5,332
KBR	90	3,560
Keysight Technologies *	120	17,322
Kimball Electronics *	14	322
KLA	90	28,381
Knowles *	53	1,108
KVH Industries *	8	107
Lam Research	84	52,118
Lattice Semiconductor *	87	4,377
Limelight Networks *	69	216
Littelfuse	16	4,244
LivePerson *	35	1,913
LiveRamp Holdings *	37	1,812
Lumentum Holdings *	48	4,082
Luna Innovations *	16	181
MACOM Technology Solutions Holdings *	27	1,528
Manhattan Associates *	40	5,490
Marvell Technology	466	21,067
Mastercard, Cl A	564	215,482
Maxim Integrated Products	172	16,168
MAXIMUS	39	3,574
MaxLinear, Cl A *	40	1,440
Medallia *	45	1,327
Methode Electronics	20	899
Microchip Technology	144	21,642
Micron Technology *	648	55,773
Microsoft	4,342	1,094,966
MicroStrategy, Cl A *	4	2,629
Mitek Systems *	23	373
MKS Instruments	36	6,448
Model N *	16	636
MoneyGram International *	33	228
MongoDB, Cl A *	35	10,411

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Monolithic Power Systems	28	$10,119
Motorola Solutions	109	20,525
Napco Security Technologies *	7	233
National Instruments	71	2,940
NCR *	73	3,340
NeoPhotonics *	27	253
NetApp	142	10,606
NETGEAR *	17	633
NetScout Systems *	41	1,074
New Relic *	30	1,929
nLight *	20	587
NortonLifeLock	379	8,190
Nuance Communications *	179	9,517
Nutanix, Cl A *	112	3,028
NVE	3	230
NVIDIA	345	207,131
Okta, Cl A *	69	18,609
ON Semiconductor *	261	10,179
OneSpan *	20	536
Onto Innovation *	27	1,850
Oracle	1,088	82,459
OSI Systems *	10	966
PagerDuty *	30	1,274
Palo Alto Networks *	60	21,203
PAR Technology *	12	986
Pareteum *	76	29
Paychex	187	18,231
Paycom Software *	32	12,301
Paylocity Holding *	23	4,445
PayPal Holdings *	649	170,226
Paysign *	18	69
PC Connection	6	272
PCTEL	9	60
PDF Solutions *	17	301
Pegasystems	22	2,793
Perficient *	19	1,247
Perspecta	80	2,342
PFSweb *	9	66
Photronics *	37	470
Ping Identity Holding *	21	510
Pixelworks *	20	59
Plantronics *	21	840
Plexus *	17	1,571
Power Integrations	34	2,816
Powerfleet *	15	113
Progress Software	26	1,135
Proofpoint *	36	6,196
PROS Holdings *	23	989
PTC *	68	8,904
Pure Storage, Cl A *	143	2,891
Q2 Holdings *	29	3,017
QAD, Cl A	7	495
Qorvo *	73	13,736

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
QUALCOMM	657	$91,192
Qualys *	19	1,926
Quantum *	21	179
Rambus *	66	1,253
Rapid7 *	28	2,275
Repay Holdings, Cl A *	39	891
Research Frontiers *	14	36
Resonant *	28	92
Ribbon Communications *	81	547
Rimini Street *	15	118
RingCentral, Cl A *	48	15,310
Rogers *	11	2,154
Sabre *	204	3,056
Sailpoint Technologies Holdings *	51	2,490
salesforce.com *	511	117,693
Sanmina *	38	1,552
ScanSource *	15	453
Science Applications International	38	3,398
Seagate Technology PLC	165	15,319
Semtech *	38	2,574
ServiceNow *	113	57,220
ServiceSource International *	49	73
SharpSpring *	5	83
ShotSpotter *	5	175
Silicon Laboratories *	28	3,947
SiTime *	5	463
Skyworks Solutions	107	19,402
Slack Technologies, Cl A *	290	12,296
SMART Global Holdings *	8	369
Smartsheet, Cl A *	72	4,270
Smith Micro Software *	20	112
SolarWinds *	31	523
Splunk *	93	11,757
Sprout Social, Cl A *	20	1,326
SPS Commerce *	20	2,049
Square, Cl A *	213	52,147
SS&C Technologies Holdings	145	10,762
SunPower, Cl A *	47	1,207
Super Micro Computer *	26	963
SVMK *	70	1,259
Switch, Cl A	46	854
Sykes Enterprises *	22	964
Synaptics *	20	2,797
Synchronoss Technologies *	21	70
SYNNEX	24	2,909
Synopsys *	88	21,741
TE Connectivity	192	25,818
Technologies *	2	20
Tenable Holdings *	41	1,537
Teradata *	62	3,067
Teradyne	107	13,384
Texas Instruments	534	96,392
Trade Desk, Cl A *	24	17,503

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Trimble *	161	$13,202
TTEC Holdings	11	1,119
TTM Technologies *	57	855
Twilio, Cl A *	78	28,688
Tyler Technologies *	25	10,622
Ubiquiti	4	1,141
Ultra Clean Holdings *	22	1,124
Unisys *	36	864
Universal Display	28	6,263
Upland Software *	14	694
Varonis Systems, Cl B *	54	2,859
Veeco Instruments *	28	644
Verint Systems *	35	1,700
VeriSign *	73	15,970
Veritone *	13	314
Verra Mobility, Cl A *	76	1,021
ViaSat *	37	1,916
Viavi Solutions *	132	2,160
VirnetX Holding	37	172
Visa, Cl A	1,082	252,712
Vishay Intertechnology	77	1,892
Vishay Precision Group *	7	223
VMware, Cl A *	50	8,042
Western Digital *	189	13,349
Western Union	262	6,749
WEX *	29	5,951
Workday, Cl A *	102	25,194
Workiva, Cl A *	20	1,880
Xerox Holdings	115	2,776
Xilinx	142	18,170
Xperi Holding	62	1,274
Yext *	60	837
Zebra Technologies, Cl A *	35	17,071
Zendesk *	74	10,815
Zix *	32	252
Zoom Video Communications, Cl A *	109	34,833
Zscaler *	48	9,007
Zuora, Cl A *	60	972

		6,505,108

MATERIALS — 2.8%
AdvanSix *	16	465
Air Products & Chemicals	128	36,925
Albemarle	69	11,604
Alcoa *	120	4,397
Allegheny Technologies *	73	1,698
Alpha Metallurgical Resources *	10	121
American Vanguard	16	316
Amyris *	67	976
AptarGroup	41	6,183
Ashland Global Holdings	39	3,362
Avery Dennison	53	11,351
Avient	53	2,691
Axalta Coating Systems *	152	4,847

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
Balchem	19	$2,417
Ball	189	17,698
Berry Global Group *	84	5,344
Cabot	32	1,756
Carpenter Technology	27	1,022
Celanese, Cl A	75	11,749
Century Aluminum *	29	454
CF Industries Holdings	137	6,662
Chase	4	474
Chemours	95	2,869
Clearwater Paper *	9	301
Cleveland-Cliffs *	251	4,483
Coeur Mining *	139	1,123
Commercial Metals	69	2,016
Compass Minerals International	20	1,358
Corteva	435	21,211
Crown Holdings	85	9,333
Domtar	32	1,261
Dow	431	26,937
DuPont de Nemours	426	32,849
Eagle Materials *	26	3,592
Eastman Chemical	86	9,924
Ecolab	165	36,980
Element Solutions	117	2,560
Ferro *	47	783
Flotek Industries *	38	58
FMC	83	9,814
Forterra *	17	399
Fortitude Gold Corp	11	56
Freeport-McMoRan	843	31,790
FutureFuel	25	318
GCP Applied Technologies *	35	899
Glatfelter	25	368
Gold Resource	39	105
Graphic Packaging Holding	178	3,302
Greif, Cl A	15	908
Hawkins	12	400
Haynes International	7	205
HB Fuller	30	2,005
Hecla Mining	302	1,785
Huntsman	127	3,641
Ingevity *	24	1,874
Innospec	14	1,364
International Flavors & Fragrances	68	9,668
International Paper	252	14,616
Intrepid Potash *	6	193
Kaiser Aluminum	9	1,084
Koppers Holdings *	12	399
Kraton *	18	644
Kronos Worldwide	13	221
Livent *	84	1,514
Louisiana-Pacific	72	4,743
LyondellBasell Industries, Cl A	164	17,013

COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
Marrone Bio Innovations *	54	$91
Martin Marietta Materials	40	14,125
Materion	12	850
Minerals Technologies	20	1,563
Mosaic	220	7,740
Myers Industries	21	474
Neenah	10	532
NewMarket	5	1,733
Newmont	466	29,083
Nucor	193	15,876
O-I Glass, Cl I *	90	1,484
Olin	103	4,432
Olympic Steel	5	145
Packaging Corp of America	60	8,859
PPG Industries	137	23,460
PQ Group Holdings	22	308
Quaker Chemical	8	1,939
Ranpak Holdings, Cl A *	34	654
Rayonier Advanced Materials *	35	318
Reliance Steel & Aluminum	41	6,573
Royal Gold	42	4,698
RPM International	83	7,872
Ryerson Holding *	9	143
Schnitzer Steel Industries, Cl A	15	708
Schweitzer-Mauduit International	18	822
Scotts Miracle-Gro, Cl A	27	6,241
Sealed Air	100	4,940
Sensient Technologies	24	1,974
Sherwin-Williams	141	38,616
Silgan Holdings	46	1,940
Sonoco Products	64	4,189
Steel Dynamics	129	6,994
Stepan	13	1,699
Summit Materials, Cl A *	66	1,900
SunCoke Energy	48	324
TimkenSteel *	21	252
Trecora Resources *	12	91
Tredegar	17	249
Trinseo	22	1,362
Tronox Holdings	51	1,081
UFP Technologies *	4	200
United States Lime & Minerals	1	138
United States Steel	141	3,244
US Concrete *	9	571
Valvoline	119	3,737
Venator Materials *	62	287
Verso	17	262
Vulcan Materials	85	15,150
Warrior Met Coal	30	476
Westlake Chemical	19	1,784
WestRock	164	9,143
Worthington Industries	20	1,305
WR Grace	36	2,474

		644,583

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — 3.8%
Acadia Realty Trust ‡	50	$1,044
Agree Realty ‡	32	2,252
Alexander & Baldwin ‡	40	733
Alexander’s ‡	1	277
Alexandria Real Estate Equities ‡	86	15,575
Alpine Income Property Trust ‡	4	73
American Assets Trust ‡	29	1,016
American Campus Communities ‡	89	4,024
American Finance Trust ‡	63	631
American Homes 4 Rent, Cl A ‡	172	6,371
American Tower ‡	285	72,609
Americold Realty Trust ‡	130	5,251
Apartment Income ‡	83	3,747
Apartment Investment and Management, Cl A ‡	83	576
Apple Hospitality ‡	121	1,919
Armada Hoffler Properties ‡	33	450
AvalonBay Communities ‡	90	17,280
Blackstone Mortgage Trust, Cl A ‡	80	2,599
Bluerock Residential Growth, Cl A ‡	14	133
Boston Properties ‡	100	10,935
Brandywine Realty Trust ‡	98	1,326
Brixmor Property Group ‡	191	4,267
Brookfield Property, Cl A ‡	28	504
BRT Apartments ‡	6	113
Camden Property Trust ‡	62	7,470
CareTrust ‡	55	1,330
CatchMark Timber Trust, Cl A ‡	28	326
CBRE Group, Cl A *	215	18,318
Centerspace ‡	7	493
Chatham Lodging Trust *,‡	27	374
CIM Commercial Trust ‡	7	78
Clipper Realty ‡	9	74
Colony Capital ‡	275	1,925
Columbia Property Trust ‡	64	1,153
Community Healthcare Trust ‡	12	611
CoreCivic	69	536
CorePoint Lodging *,‡	23	230
CoreSite Realty ‡	25	3,037
Corporate Office Properties Trust ‡	65	1,823
Cousins Properties ‡	95	3,484
Crown Castle International ‡	276	52,181
CTO Realty Growth ‡	2	106
CubeSmart ‡	124	5,250
Cushman & Wakefield *	100	1,700
CyrusOne‡	75	5,462
DiamondRock Hospitality *,‡	115	1,198
Digital Realty Trust ‡	172	26,541
Diversified Healthcare Trust ‡	137	605
Douglas Emmett ‡	108	3,622
Duke Realty ‡	240	11,165
Easterly Government Properties ‡	45	964
EastGroup Properties ‡	24	3,808

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
Empire State Realty Trust, Cl A ‡	83	$945
EPR Properties ‡	43	2,052
Equinix ‡	56	40,363
Equity Commonwealth ‡	69	1,987
Equity LifeStyle Properties ‡	111	7,703
Equity Residential ‡	236	17,518
Essential Properties Realty Trust ‡	60	1,571
Essex Property Trust ‡	42	12,202
eXp World Holdings *	34	1,168
Extra Space Storage ‡	82	12,193
Farmland Partners ‡	15	200
Federal Realty Investment Trust ‡	49	5,529
First Industrial Realty Trust ‡	81	4,031
Five Point Holdings, Cl A *	33	237
Forestar Group *	10	253
Four Corners Property Trust ‡	41	1,184
Franklin Street Properties ‡	56	296
FRP Holdings *	4	203
Gaming and Leisure Properties ‡	134	6,230
GEO Group ‡	68	375
Getty Realty ‡	21	663
Gladstone Commercial ‡	19	400
Gladstone Land ‡	12	252
Global Medical ‡	25	359
Global Net Lease ‡	52	998
Hannon Armstrong Sustainable Infrastructure Capital ‡	41	2,148
Healthcare Realty Trust ‡	79	2,541
Healthcare Trust of America, Cl A ‡	141	4,141
Healthpeak Properties ‡	348	11,950
Hersha Hospitality Trust, Cl A ‡	20	231
Highwoods Properties ‡	60	2,687
Host Hotels & Resorts ‡	448	8,136
Howard Hughes *	34	3,670
Hudson Pacific Properties ‡	87	2,446
Independence Realty Trust ‡	55	926
Industrial Logistics Properties Trust ‡	37	918
Innovative Industrial Properties, Cl A ‡	12	2,198
Invitation Homes ‡	361	12,657
Iron Mountain ‡	184	7,382
iStar ‡	42	777
JBG SMITH Properties ‡	75	2,446
Jones Lang LaSalle	33	6,201
Kennedy-Wilson Holdings	72	1,480
Kilroy Realty ‡	70	4,798
Kimco Realty ‡	264	5,544
Kite Realty Group Trust ‡	49	1,020
Lamar Advertising, Cl A ‡	56	5,546
Lexington Realty Trust, Cl B ‡	158	1,934
Life Storage ‡	44	4,227
LTC Properties ‡	22	936
Macerich ‡	80	1,103
Mack-Cali Realty ‡	49	802

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
Marcus & Millichap *	13	$459
Maui Land & Pineapple *	4	45
MGM Growth Properties, Cl A ‡	73	2,629
Mid-America Apartment Communities ‡	73	11,485
Monmouth Real Estate Investment ‡	54	998
National Health Investors ‡	25	1,835
National Retail Properties ‡	110	5,106
National Storage Affiliates Trust ‡	36	1,636
New Senior Investment Group ‡	47	311
Newmark Group, Cl A	88	946
NexPoint Residential Trust ‡	13	652
Office Properties Income Trust ‡	27	749
Omega Healthcare Investors ‡	146	5,548
One Liberty Properties ‡	9	224
Outfront Media ‡	84	2,047
Paramount Group ‡	109	1,156
Park Hotels & Resorts ‡	151	3,369
Pebblebrook Hotel Trust ‡	75	1,791
Piedmont Office Realty Trust, Cl A ‡	72	1,341
Plymouth Industrial ‡	13	242
PotlatchDeltic‡	38	2,256
Preferred Apartment Communities, Cl A ‡	29	296
Prologis ‡	474	55,235
PS Business Parks ‡	12	1,948
Public Storage ‡	98	27,554
QTS Realty Trust, Cl A ‡	35	2,327
Rafael Holdings, Cl B *	8	331
Rayonier ‡	79	2,866
RE/MAX Holdings, Cl A	10	367
Realogy Holdings *	66	1,140
Realty Income ‡	222	15,351
Redfin *	61	4,318
Regency Centers ‡	108	6,875
Retail Opportunity Investments ‡	67	1,179
Retail Properties of America, Cl A ‡	124	1,455
Retail Value ‡	9	168
Rexford Industrial Realty ‡	80	4,444
RLJ Lodging Trust ‡	95	1,533
RMR Group, Cl A	9	356
RPT Realty ‡	46	585
Ryman Hospitality Properties *,‡	31	2,438
Sabra Health Care ‡	118	2,144
Safehold ‡	8	566
Saul Centers ‡	7	302
SBA Communications, Cl A ‡	72	21,580
Seritage Growth Properties ‡	20	344
Service Properties Trust ‡	95	1,170
Simon Property Group ‡	194	23,618
SITE Centers ‡	93	1,372
SL Green Realty ‡	46	3,404
Spirit Realty Capital ‡	60	2,852

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
St. Joe	33	$1,511
STAG Industrial ‡	87	3,176
STORE Capital ‡	163	5,834
Stratus Properties *	4	141
Summit Hotel Properties *,‡	60	610
Sun Communities ‡	62	10,343
Sunstone Hotel Investors ‡	124	1,632
Tanger Factory Outlet Centers ‡	53	925
Tejon Ranch *	14	221
Terreno Realty ‡	39	2,516
UDR ‡	189	8,779
UMH Properties ‡	21	452
Uniti Group ‡	129	1,471
Urban Edge Properties ‡	66	1,244
Urstadt Biddle Properties, Cl A ‡	17	309
Ventas ‡	240	13,310
VEREIT ‡	138	6,602
VICI Properties ‡	343	10,873
Vornado Realty Trust ‡	113	5,170
Washington Prime Group *,‡	12	30
Washington Real Estate Investment Trust	47	1,091
Weingarten Realty Investors ‡	70	2,264
Welltower ‡	270	20,258
Weyerhaeuser ‡	478	18,532
Whitestone, Cl B ‡	23	225
WP Carey ‡	111	8,313
Xenia Hotels & Resorts *,‡	66	1,282

		885,383

UTILITIES — 2.8%
AES	428	11,907
ALLETE	30	2,111
Alliant Energy	160	8,987
Ameren	158	13,405
American Electric Power	289	25,637
American States Water	21	1,663
American Water Works	116	18,095
Artesian Resources, Cl A	5	202
Atmos Energy	78	8,080
Avangrid	33	1,680
Avista	39	1,795
Black Hills	36	2,483
Cadiz *	20	233
California Water Service Group	29	1,704
CenterPoint Energy	345	8,449
Chesapeake Utilities	9	1,067
Clearway Energy, Cl C	44	1,262
CMS Energy	183	11,783
Consolidated Edison	215	16,643
Dominion Energy	488	38,991
DTE Energy	123	17,222
Duke Energy	428	43,095
Edison International	243	14,446

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UTILITIES — continued
Entergy	128	$13,989
Essential Utilities	158	7,447
Evergy	146	9,340
Eversource Energy	199	17,158
Exelon	566	25,436
FirstEnergy	345	13,082
Genie Energy, Cl B	9	50
Global Water Resources	6	102
Hawaiian Electric Industries	63	2,713
IDACORP	29	2,972
MDU Resources Group	124	4,149
MGE Energy	21	1,571
Middlesex Water	10	820
National Fuel Gas	51	2,533
New Jersey Resources	55	2,307
NextEra Energy	1,258	97,508
NextEra Energy Partners	37	2,758
NiSource	245	6,375
Northwest Natural Holding	18	971
NorthWestern	29	1,973
NRG Energy	150	5,373
OGE Energy	128	4,296
ONE Gas	30	2,414
Ormat Technologies	28	2,027
Otter Tail	23	1,086
PG&E *	924	10,460
Pinnacle West Capital	72	6,095
PNM Resources	46	2,271
Portland General Electric	52	2,645
PPL	496	14,448
Public Service Enterprise Group	295	18,632
Pure Cycle *	13	199
RGC Resources	4	87
Sempra Energy	168	23,112
SJW Group	15	983
South Jersey Industries	58	1,436
Southern	615	40,695
Southwest Gas Holdings	32	2,231
Spark Energy, Cl A	7	74
Spire	30	2,260

COMMON STOCK — continued

	Shares/ Number of Rights/ Number of Warrants	Value
UTILITIES — continued
Star Group	23	$244
Sunnova Energy International *	24	848
UGI	132	5,770
Unitil	9	519
Vistra Energy	289	4,875
WEC Energy Group	184	17,879
Xcel Energy	306	21,818
York Water	8	413

		657,384

Total Common Stock
(Cost $16,021,421)		21,503,965

RIGHTS — 0.0%
Achillion Pharmaceuticals *(A)(B)	78	78
Pfenex *(A)(B)	20	—
Prevail Therapeutics *(A)(B)	16	—
Progenics Pharmaceuticals *(A)(B)	45	—
Stemline Therapeutics *(A)(B)	16	26
Zagg Inc (B)	17	—

Total Rights
(Cost $–)		104

WARRANTS — 0.0%
Occidental Petroleum, Strike Price $22.00, Expires 08/03/27 *	1	11
Whiting Petroleum, Strike Price $ 73.44, Expires 12/31/25 *	1	3
Whiting Petroleum, Strike Price $ 83.40, Expires 12/31/25 *	—	1

Total Warrants
(Cost $–)		15

Total Investments in Securities — 92.2%
(Cost $16,021,421)		$21,504,084

A list of the open OTC swap agreements held by the Fund at April 30, 2021, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Unrealized Appreciation
Wells Fargo	WFCBL2TP5 Custom Basket*	1 Month+ 0.400%	Asset Return	Annually	01/05/2022	USD	$1,496,935	$105,719	$105,719

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

*The following table represents the individual common stock exposures comprising the WFCBL2SH1 Custom Basket Total Return Swaps as of April 30, 2021:

Shares	Description	Notional Amount	Unrealized Appreciation	Percentage of Basket
8,019	Apple Inc	$138,046	$9,749	9.2%
3,598	Microsoft Corp	118,831	8,392	7.9%
1,165	Facebook Inc	49,599	3,503	3.3%
155	Alphabet Inc	47,622	3,363	3.2%
150	Alphabet Inc	47,480	3,353	3.2%
362	Tesla Inc	33,644	2,376	2.2%
1,475	Jpmorgan Chase & Co	29,707	2,098	2.0%
638	Berkshire Hathaway Inc	22,970	1,622	1.4%
288	Nvidia Corp	22,638	1,599	1.5%
4,095	Bank Of America Corp	21,733	1,535	1.5%
505	Home Depot Inc/The	21,419	1,513	1.4%
840	Walt Disney Co/The	20,457	1,445	1.4%
1,142	Procter & Gamble Co/The	19,951	1,409	1.3%
494	Paypal Holdings Inc	16,966	1,198	1.1%
2,076	Comcast Corp	15,267	1,078	1.0%
2,003	Exxon Mobil Corp	15,014	1,060	1.0%
1,972	Verizon Communications Inc	14,923	1,054	1.0%
222	Adobe Inc	14,800	1,045	1.0%
211	Netflix Inc	14,159	1,000	0.9%
3,403	At&T Inc	13,998	989	0.9%
1,977	Coca-Cola Co/The	13,972	987	0.9%
869	Abbott Laboratories	13,667	965	0.8%
417	Salesforce.Com Inc	12,568	888	0.8%
924	Chevron Corp	12,465	880	0.8%
1,868	Cisco Systems Inc/Delaware	12,455	880	0.8%
1,623	Intel Corp	12,229	864	0.8%
629	Pepsico Inc	11,878	839	0.8%
188	Broadcom Inc	11,246	794	0.8%
292	Accenture Plc	11,103	784	0.7%
593	Qualcomm Inc	10,786	762	0.7%
449	Texas Instruments Inc	10,604	749	0.7%
346	Honeywell International Inc	10,110	714	0.7%
568	Nike Inc	9,863	697	0.7%
1,110	Bristol-Myers Squibb Co	9,070	641	0.6%
379	Eli Lilly & Co	9,068	640	0.6%
962	Citigroup Inc	8,970	633	0.6%
305	Union Pacific Corp	8,858	626	0.6%
343	Lowe’S Cos Inc	8,803	622	0.6%
278	Amgen Inc	8,726	616	0.6%
692	Philip Morris International Inc	8,605	608	0.6%
314	United Parcel Service Inc	8,380	592	0.6%
481	Applied Materials Inc	8,354	590	0.6%
556	Starbucks Corp	8,337	589	0.5%
829	Oracle Corp	8,231	581	0.5%
417	International Business Machines Corp	7,752	548	0.5%
826	Charles Schwab Corp/The	7,613	538	0.5%
70	Blackrock Inc	7,467	527	0.5%
151	Deere & Co	7,312	516	0.5%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

Shares	Description	Notional Amount	Unrealized Appreciation	Percentage of Basket
360	American Express Co	$7,223	$510	0.5%
242	Caterpillar Inc	7,216	510	0.5%
156	Goldman Sachs Group Inc/The	7,104	502	0.5%
656	Morgan Stanley	7,092	501	0.5%
262	3M Co	6,760	477	0.5%
124	Intuit Inc	6,680	472	0.4%
20	Booking Holdings Inc	6,370	450	0.4%
70	Charter Communications Inc	6,213	439	0.4%
55	Intuitive Surgical Inc	6,182	437	0.4%
93	Servicenow Inc	6,171	436	0.4%
227	Target Corp	6,154	435	0.4%
117	S&P Global Inc	5,982	422	0.4%
73	Lam Research Corp	5,934	419	0.4%
555	Advanced Micro Devices Inc	5,929	419	0.4%
521	Micron Technology Inc	5,871	415	0.4%
716	Us Bancorp	5,566	393	0.4%
221	Automatic Data Processing Inc	5,423	383	0.4%
168	Square Inc	5,396	381	0.4%
269	Fidelity National Information Services I	5,390	381	0.4%
233	Zoetis Inc	5,274	372	0.4%
397	Csx Corp	5,238	370	0.3%
673	Truist Financial Corp	5,226	369	0.3%
654	Mondelez International Inc	5,205	368	0.3%
825	Altria Group Inc	5,156	364	0.3%
554	Tjx Cos Inc/The	5,149	364	0.3%
205	Pnc Financial Services Group Inc/The	5,022	355	0.3%
222	Chubb Ltd	4,987	352	0.3%
651	General Motors Co	4,874	344	0.3%
573	Gilead Sciences Inc	4,759	336	0.3%
352	Duke Energy Corp	4,635	327	0.3%
125	Norfolk Southern Corp	4,577	323	0.3%
151	Illinois Tool Works Inc	4,563	322	0.3%
255	T-Mobile Us Inc	4,418	312	0.3%
122	Sherwin-Williams Co/The	4,360	308	0.3%
106	Estee Lauder Cos Inc/The	4,355	308	0.3%
501	Southern Co/The	4,341	307	0.3%
408	Colgate-Palmolive Co	4,314	305	0.3%
219	Capital One Financial Corp	4,272	302	0.3%
268	Fiserv Inc	4,221	298	0.3%
399	Dominion Energy Inc	4,171	295	0.3%
110	Fedex Corp	4,170	295	0.3%
341	Activision Blizzard Inc	4,073	288	0.3%
106	Air Products And Chemicals Inc	4,000	282	0.3%
224	Marsh & Mclennan Cos Inc	3,982	281	0.3%
148	Cme Group Inc	3,927	277	0.3%
484	Snap Inc	3,921	277	0.3%
253	Intercontinental Exchange Inc	3,906	276	0.3%
138	Global Payments Inc	3,884	274	0.3%
101	Autodesk Inc	3,863	273	0.3%
49	Align Technology Inc	3,857	272	0.3%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

Shares	Description	Notional Amount	Unrealized Appreciation	Percentage of Basket
90	Moody’S Corp	$3,848	$272	0.3%
325	Blackstone Group Inc/The	3,762	266	0.3%
128	Ecolab Inc	3,750	265	0.3%
205	Waste Management Inc	3,702	261	0.2%
280	Progressive Corp/The	3,697	261	0.2%
509	Uber Technologies Inc	3,648	258	0.2%
154	Moderna Inc	3,603	254	0.2%
178	Analog Devices Inc	3,565	252	0.2%
85	Zoom Video Communications Inc	3,548	251	0.2%
124	Vertex Pharmaceuticals Inc	3,529	249	0.2%
706	Freeport-Mcmoran Inc	3,486	246	0.2%
344	Dupont De Nemours Inc	3,473	245	0.2%
185	Eaton Corp Plc	3,463	245	0.2%
417	Newmont Corp	3,407	241	0.2%
500	Conocophillips	3,351	237	0.2%
277	Emerson Electric Co	3,279	232	0.2%
260	Edwards Lifesciences Corp	3,258	230	0.2%
115	Dollar General Corp	3,232	228	0.2%
78	Kla Corp	3,222	228	0.2%
66	Twilio Inc	3,157	223	0.2%
43	Idexx Laboratories Inc	3,108	220	0.2%
48	Regeneron Pharmaceuticals Inc	2,995	211	0.2%
357	Dow Inc	2,923	206	0.2%
170	Ross Stores Inc	2,920	206	0.2%
46	Msci Inc	2,904	205	0.2%
349	Johnson Controls International Plc	2,846	201	0.2%
1,848	Ford Motor Co	2,792	197	0.2%
613	Hp Inc	2,740	194	0.2%
194	Ihs Markit Ltd	2,740	194	0.2%
155	Te Connectivity Ltd	2,736	193	0.2%
428	American International Group Inc	2,715	192	0.2%
233	American Electric Power Co Inc	2,706	191	0.2%
256	Cognizant Technology Solutions Corp	2,695	190	0.2%
457	Exelon Corp	2,690	190	0.2%
92	Docusign Inc	2,682	189	0.2%
118	Trane Technologies Plc	2,681	189	0.2%
45	Roper Technologies Inc	2,657	188	0.2%
130	Match Group Inc	2,640	186	0.2%
462	Carrier Global Corp	2,634	186	0.2%
400	Bank Of New York Mellon Corp/The	2,613	185	0.2%
116	Ppg Industries Inc	2,591	183	0.2%
63	Parker-Hannifin Corp	2,586	183	0.2%
80	Workday Inc	2,583	182	0.2%
132	Marriott International Inc/Md	2,569	181	0.2%
290	Amphenol Corp	2,556	180	0.2%
145	Kimberly-Clark Corp	2,524	178	0.2%
146	Cadence Design Systems Inc	2,519	178	0.2%
345	Marathon Petroleum Corp	2,514	177	0.2%
458	Kraft Heinz Co/The	2,474	175	0.2%
78	Constellation Brands Inc	2,456	173	0.2%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

Shares	Description	Notional Amount	Unrealized Appreciation	Percentage of Basket
693	Schlumberger Nv	$2,455	$173	0.2%
76	Synopsys Inc	2,447	173	0.2%
131	Electronic Arts Inc	2,442	172	0.2%
220	Sysco Corp	2,440	172	0.2%
124	Microchip Technology Inc	2,435	172	0.2%
119	Travelers Cos Inc/The	2,417	171	0.2%
12	Chipotle Mexican Grill Inc	2,410	170	0.2%
145	Allstate Corp/The	2,402	170	0.2%
159	Discover Financial Services	2,376	168	0.2%
185	Monster Beverage Corp	2,357	166	0.2%
106	Alexion Pharmaceuticals Inc	2,339	165	0.2%
178	Prudential Financial Inc	2,338	165	0.2%
366	Corteva Inc	2,336	165	0.2%
129	Sempra Energy	2,330	164	0.2%
70	Cummins Inc	2,324	164	0.2%
248	Xcel Energy Inc	2,311	163	0.2%
62	Veeva Systems Inc	2,308	163	0.2%
265	Pinterest Inc	2,300	162	0.2%
318	Twitter Inc	2,297	162	0.2%
32	O’Reilly Automotive Inc	2,291	162	0.2%
274	Southwest Airlines Co	2,253	159	0.2%
282	General Mills Inc	2,250	159	0.2%
96	T Rowe Price Group Inc	2,242	158	0.1%
143	Yum! Brands Inc	2,236	158	0.1%
50	Roku Inc	2,235	158	0.1%
131	Hilton Worldwide Holdings Inc	2,210	156	0.1%
95	Zimmer Biomet Holdings Inc	2,197	155	0.1%
20	Costar Group Inc	2,189	155	0.1%
157	Republic Services Inc	2,181	154	0.1%
129	Xilinx Inc	2,164	153	0.1%
292	Ebay Inc	2,134	151	0.1%
25	Transdigm Group Inc	2,027	143	0.1%
81	Resmed Inc	2,000	141	0.1%
56	Okta Inc	1,994	141	0.1%
39	Dexcom Inc	1,973	139	0.1%
73	Stanley Black & Decker Inc	1,971	139	0.1%
57	Rockwell Automation Inc	1,964	139	0.1%
11	Mettler-Toledo International Inc	1,962	138	0.1%
160	Ball Corp	1,957	138	0.1%
151	Paychex Inc	1,925	136	0.1%
161	Paccar Inc	1,891	134	0.1%
77	Verisk Analytics Inc	1,886	133	0.1%
164	Vf Corp	1,880	133	0.1%
42	Cintas Corp	1,878	133	0.1%
20	Trade Desk Inc/The	1,873	132	0.1%
273	Fastenal Co	1,870	132	0.1%
225	Public Service Enterprise Group Inc	1,863	132	0.1%
146	Wec Energy Group Inc	1,860	131	0.1%
39	Ansys Inc	1,858	131	0.1%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2021 (UNAUDITED)

Shares	Description	Notional Amount	Unrealized Appreciation	Percentage of Basket
307	Marvell Technology Inc	$1,817	$128	0.1%
159	Eversource Energy	1,793	127	0.1%
73	Splunk Inc	1,206	85	0.1%
		$1,496,935	$105,719	100.0%

Percentages are based on Net Assets of $23,321,175.

*	Non-income producing security.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Expiration Date unavailable.

Cl — Class

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

The following is a list of the inputs used as of April 30, 2021, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total

Common Stock	$21,503,965	$—	$—	$21,503,965
Rights	—	—	104	104
Warrants	11	4	—	15

Total Investments in Securities	$21,503,976	$4	$104	$21,504,084

Other Financial Instruments	Level 1	Level 2	Level 3	Total

OTC Swaps
Total Return Swaps*
Unrealized Appreciation	$—	$105,719	$—	$105,719

Total Other Financial Instruments	$—	$105,719	$—	$105,719

(1)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Swap contracts are valued at the unrealized appreciation on the instrument.

For the period ended April 30, 2021, there were transfers in or out of Level 3.

Amounts designated as “ — “ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
REAL ESTATE FUND
APRIL 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 84.9%#

	Shares	Value
FINANCIALS — 2.1%
Ellington Financial ‡	123,276	$2,211,571

REAL ESTATE — 82.8%
Acadia Realty Trust ‡	50,143	1,047,487
Alexandria Real Estate Equities ‡	50,994	9,235,013
American Tower ‡	19,883	5,065,592
Americold Realty Trust ‡	92,357	3,730,299
CatchMark Timber Trust, Cl A ‡	231,198	2,688,833
CoreCivic	415,195	3,226,065
CoreSite Realty ‡	42,556	5,170,128
Corporate Office Properties Trust ‡	57,959	1,625,170
Digital Realty Trust ‡	27,649	4,266,517
Easterly Government Properties ‡	392,126	8,403,260
Equinix ‡	7,142	5,147,668
Equity LifeStyle Properties ‡	99,759	6,923,275
GEO Group ‡	328,645	1,810,834
Healthpeak Properties ‡	57,803	1,984,955
Independence Realty Trust ‡	180,858	3,045,649
Kennedy-Wilson Holdings	172,890	3,552,890
Kilroy Realty ‡	25,964	1,779,573
National Retail Properties ‡	68,956	3,200,938
New Senior Investment Group ‡	28,841	190,927
Prologis ‡	16,856	1,964,230
QTS Realty Trust, Cl A ‡	76,715	5,100,780
Welltower ‡	48,994	3,676,020

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
Weyerhaeuser ‡	111,700	$4,330,609

		87,166,712

Total Common Stock (Cost $85,044,893)		89,378,283

Total Investments in Securities — 84.9% (Cost $85,044,893)		$89,378,283

Percentages are based on Net Assets of $105,224,833.

#	More narrow industries are utilized for compliance purpose, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

Cl — Class

As of April 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
APRIL 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.2%

	Shares	Value
AUSTRALIA — 4.3%
BHP Group	60,000	$2,204,744
Macquarie Group	14,500	1,792,687
Santos	248,158	1,334,357

		5,331,788

BELGIUM — 1.4%
Solvay	13,850	1,761,701

BRAZIL — 2.4%
Cia Brasileira de Distribuicao	222,500	1,666,687
Sendas Distribuidora	93,500	1,382,865

		3,049,552

CANADA — 8.5%
Bank of Montreal	24,260	2,289,714
Magna International	22,179	2,094,568
Manulife Financial	98,230	2,144,973
Stantec	42,030	1,967,885
TFI International	23,630	2,070,497

		10,567,637

CHINA — 3.3%
Baidu ADR *	7,039	1,480,513
Taiwan Semiconductor Manufacturing ADR	22,457	2,621,630

		4,102,143

DENMARK — 4.5%
GN Store Nord	21,600	1,946,743
Netcompany Group	16,000	1,667,078
Pandora	17,430	1,974,281

		5,588,102

COMMON STOCK — continued

	Shares	Value
FINLAND — 1.1%
Neste	23,152	$1,402,865

FRANCE — 4.8%
Credit Agricole	133,000	2,058,232
Ipsen	17,846	1,725,876
Schneider Electric	13,950	2,230,940

		6,015,048

GERMANY — 3.4%
Brenntag	24,000	2,154,826
Daimler	23,500	2,092,135

		4,246,961

HONG KONG — 12.1%
Alibaba Group Holding *	94,400	2,732,862
China Construction Bank, Cl H	2,390,000	1,892,419
COSCO Shipping Ports	2,012,000	1,697,711
CSPC Pharmaceutical Group	813,062	1,008,027
Lenovo Group	1,365,000	1,872,447
NetEase	85,000	1,915,526
Ping An Insurance Group of China, Cl H	120,000	1,315,215
WH Group	1,800,000	1,573,835
Zai Lab *	6,800	1,136,612

		15,144,654

INDIA — 2.9%
Infosys	105,000	1,919,832
Jubilant Ingrevia *	102,235	566,090
Jubilant Pharmova *	102,235	1,102,091

		3,588,013

ITALY — 2.5%
DiaSorin	6,370	1,081,744
Enel	208,500	2,072,291

		3,154,035

JAPAN — 15.0%
Daiwa House Industry	36,400	1,077,445
ENEOS Holdings	233,900	1,008,452
Fuji Electric	37,500	1,707,041
Fujitsu	11,400	1,815,509
Honda Motor	64,840	1,917,494
Hoya	14,460	1,645,257
ITOCHU	57,000	1,777,436
Mizuho Financial Group	100,000	1,404,520
Nintendo	2,900	1,663,473
Sony	21,400	2,134,322
Tokyo Electron	5,740	2,537,806

		18,688,755

LUXEMBOURG — 1.7%
ArcelorMittal	72,000	2,099,138

NETHERLANDS — 4.2%
Koninklijke Ahold Delhaize	51,231	1,379,062

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
NETHERLANDS — continued
Prosus	16,300	$1,768,216
Signify	37,000	2,104,512

		5,251,790

NORWAY — 1.7%
DNB	96,320	2,071,852

SINGAPORE — 1.5%
United Overseas Bank	96,640	1,930,984

SOUTH AFRICA — 1.2%
Group	246,670	1,558,346

SOUTH KOREA — 3.4%
KB Financial Group	40,800	2,006,347
Samsung Electronics	31,300	2,293,298

		4,299,645

SPAIN — 1.1%
Repsol	115,500	1,379,996

SWEDEN — 1.3%
Boliden*	43,000	1,675,189

SWITZERLAND — 4.5%
Logitech International	16,535	1,854,020
Nestle	13,530	1,613,081
Partners Group Holding	1,500	2,135,231

		5,602,332

TAIWAN — 1.7%
AU Optronics	1,835,400	2,174,078

TURKEY — 0.7%
Turkiye Garanti Bankasi	967,000	842,165

UNITED KINGDOM — 7.0%
J Sainsbury PLC	557,300	1,829,472
Kingfisher PLC	387,050	1,909,886
Legal & General Group PLC	466,000	1,753,075
Next PLC	15,292	1,647,698
Weir Group PLC	58,578	1,550,830

		8,690,961

Total Common Stock (Cost $88,301,064)		120,217,730

Total Investments in Securities — 96.2% (Cost $88,301,064)		$120,217,730

Percentages are based on Net Assets of $124,922,692.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a list of the inputs used as of April 30, 2021, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$5,331,788	$–	$–	$5,331,788
Belgium	1,761,701	–	–	1,761,701
Brazil	3,049,552	–	–	3,049,552
Canada	10,567,637	–	–	10,567,637
China	4,102,143	–	–	4,102,143
Denmark	–	5,588,102	–	5,588,102
Finland	1,402,865	–	–	1,402,865
France	6,015,048	–	–	6,015,048
Germany	4,246,961	–	–	4,246,961
Hong Kong	–	15,144,654	–	15,144,654
India	3,588,013	–	–	3,588,013
Italy	3,154,035	–	–	3,154,035
Japan	18,688,755	–	–	18,688,755
Luxembourg	2,099,138	–	–	2,099,138
Netherlands	5,251,790	–	–	5,251,790
Norway	2,071,852	–	–	2,071,852
Singapore	1,930,984	–	–	1,930,984
South Africa	1,558,346	–	–	1,558,346
South Korea	4,299,645	–	–	4,299,645
Spain	1,379,996	–	–	1,379,996
Sweden	1,675,189	–	–	1,675,189
Switzerland	5,602,332	–	–	5,602,332
Taiwan	–	2,174,078	–	2,174,078
Turkey	842,165	–	–	842,165
United Kingdom	8,690,961	–	–	8,690,961

Total Common Stock	97,310,896	22,906,834	–	120,217,730

Total Investments in Securities	$97,310,896	$22,906,834	$–	$120,217,730

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “ — “ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
APRIL 30, 2021 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund	Large Cap Value Fund	Large Cap Growth Fund
Assets:
Investments in securities at value†	$125,682,347	$118,327,008	$18,137,852	$105,830,485	$106,220,931
Purchased options at value††	–	–	115,790	–	–
Cash	4,751,823	1,998,445	12,178,000	1,238,580	6,069,218
Receivable from Prime Broker	–	–	4,368,883	–	–
Cash collateral on short sales	–	–	880,000	–	–
Dividends and Interest receivable	535,355	674,980	9,934	101,540	45,722
Receivable for investment securities sold	23,678	2,856	–	1,618,462	3,515,439
Receivable for capital shares sold	23,266	182,561	282,445	495,221	466,664
Receivable due from Shareholder servicing fees (Class S Shares)	23	–	–	–	–
Receivable due from Chief Compliance Officer fees	–	–	11	–	–
Tax reclaim receivable	–	–	–	6,843	2,840
Receivable due from Distribution fees (Investor Shares)	–	167	–	–	131
Prepaid expenses	26,688	26,791	16,416	24,746	26,264

Total Assets	131,043,180	121,212,808	35,989,331	109,315,877	116,347,209

Liabilities:
Securities sold short, at value†††	–	–	9,964,547	–	–
Payable for investment securities purchased	2,301,896	1,199,688	–	–	3,754,186
Investment Adviser fees payable	21,157	19,067	14,753	53,505	56,335
Payable due to administrator	12,030	11,239	2,133	9,994	10,517
Audit fees payable	11,405	11,405	12,100	11,680	11,680
Pricing fees payable	7,963	7,912	499	810	820
Transfer Agent fees payable	7,653	7,655	2,618	7,128	6,743
Chief Compliance Officer fees payable	1,732	1,585	–	1,098	1,452
Payable due to trustees	176	182	25	240	247
Distribution fees payable (Investor Shares)	127	–	–	53	–
Shareholder servicing fees payable (Class S Shares)	–	294	–	57	643
Shareholder servicing fees payable (Investor Shares)	16	16	–	9	15
Payable for capital shares redeemed	–	60	–	124	160,298
Interest Payable	–	–	15,204	–	–
Accrued expenses	6,152	5,815	3,463	3,312	4,816

Total Liabilities	2,370,307	1,264,918	10,015,342	88,010	4,007,752

Net Assets	$128,672,873	$119,947,890	$25,973,989	$109,227,867	$112,339,457

† Cost of securities	$124,476,476	$114,983,765	$13,346,450	$78,771,232	$75,379,472
†† Cost of purchased option contracts	–	–	78,646	–	–
†††Proceeds from securities sold short	–	–	(8,893,968)	–	–

Net Assets:
Paid-in Capital	$127,524,293	$116,417,367	$26,698,685	$79,868,021	$72,131,792
Total Distributable Earnings / (Loss)	1,148,580	3,530,523	(724,696)	29,359,846	40,207,665

Net Assets	$128,672,873	$119,947,890	$25,973,989	$109,227,867	$112,339,457

I Shares:(A)
Net Assets	$128,591,420	$118,812,404	$25,973,989	$108,778,327	$110,723,454
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	12,750,404	11,414,256	2,702,851	7,075,564	6,249,659
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$10.09	$10.41	$9.61	$15.37	$17.72
Class S Shares:
Net Assets	$81,453	$1,135,486	N/A	$449,540	$1,616,003
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	8,078	109,201	N/A	29,244	91,510
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$10.08	$10.40	N/A	$15.37	$17.66

(A)    Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund.

* Redemption price per share may vary depending on the length of time shares are held.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
APRIL 30, 2021 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Fund	U.S. All Cap Index Fund	Real Estate Fund	International Equity Fund
Assets:
Investments in securities at value†	$114,759,903	$21,504,084	$89,378,283	$120,217,730
Foreign currency††	–	–	18,169	25,998
OTC Swap Contracts, at value†††	–	105,719	–	–
Cash	2,063,851	1,672,481	22,925,786	2,903,181
Receivable for investment securities sold	746,809	1,050	1,431,892	3,136,658
Receivable for capital shares sold	256,065	27	161,227	270,543
Dividends and Interest receivable	27,474	13,553	41,802	432,761
Receivable due from Investment Adviser	–	10,967	–	–
Receivable due from Chief Compliance Officer fees	–	45	–	–
Tax reclaim receivable	–	76	14,120	228,383
Prepaid expenses	25,220	39,816	28,809	25,165

Total Assets	117,879,322	23,347,818	114,000,088	127,240,419

Liabilities:
Investment Adviser fees payable	72,981	–	60,188	80,201
Audit fees payable	11,680	12,100	11,680	11,680
Payable due to administrator	10,883	2,152	9,614	11,575
Payable for capital shares redeemed	9,449	–	–	1
Transfer Agent fees payable	6,518	2,358	1,132	6,566
Chief Compliance Officer fees payable	1,402	–	1,218	1,461
Pricing fees payable	1,154	9,657	2,788	1,967
Shareholder servicing fees payable (Class S Shares)	275	–	–	64
Shareholder servicing fees payable (Investor Shares)	16	–	–	12
Payable due to trustees	274	49	228	271
Distribution fees payable (Investor Shares)	76	–	–	30
Payable for investment securities purchased	–	–	8,681,563	2,089,173
Unrealized loss on foreign currency spot contracts	–	–	–	14,723
Accrued Foreign Capital Gains Tax on Appreciated Securities	–	–	–	98,578
Accrued expenses	5,095	327	6,844	1,425

Total Liabilities	119,803	26,643	8,775,255	2,317,727

Net Assets	$117,759,519	$23,321,175	$105,224,833	$124,922,692

† Cost of securities	$79,718,346	$16,021,421	$85,044,893	$88,301,064
†† Cost of foreign currency	–	–	18,001	25,715
†††Premiums received from OTC swap contracts	–	–	–	–

Net Assets:
Paid-in Capital	$78,725,403	$17,702,229	$92,571,335	$90,775,165
Total Distributable Earnings	39,034,116	5,618,946	12,653,498	34,147,527

Net Assets	$117,759,519	$23,321,175	$105,224,833	$124,922,692

I Shares:(A)
Net Assets	$117,112,444	$23,321,175	$105,224,833	$124,827,203
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	8,034,221	1,737,933	9,674,381	8,540,676
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$14.58	$13.42	$10.88	$14.62
Class S Shares:
Net Assets	$647,075	N/A	N/A	$95,489
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	44,564	N/A	N/A	6,551
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$14.52	N/A	N/A	$14.58

(A)    Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund.

* Redemption price per share may vary depending on the length of time shares are held.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
FOR THE SIX MONTHS ENDED
APRIL 30, 2021 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income
Dividends	$–	$7,992	$133,449	$841,542	$367,960
Interest	1,074,877	1,480,815	395	97	116
Less: Foreign Taxes Withheld	–	–	(346)	(10,977)	–

Total Investment Income	1,074,877	1,488,807	133,498	830,662	368,076

Expenses
Investment Advisory Fees	244,440	229,319	133,112	270,142	316,524
Administration Fees	75,655	70,949	13,170	55,485	65,208
Trustees’ Fees	5,656	5,273	984	3,872	4,825
Chief Compliance Officer Fees	2,352	2,226	589	1,742	2,076
Distribution Fees (Investor Shares)	225	137	–	119	382
Shareholder Servicing Fees (Class S Shares)	41	556	–	192	839
Transfer Agent Fees	33,230	32,435	9,565	29,503	31,158
Pricing Fees	15,946	15,356	1,022	1,517	1,533
Registration & Filing Fees	14,776	15,147	10,256	14,553	14,678
Audit Fees	13,366	13,366	12,100	12,141	12,141
Legal Fees	11,821	11,008	2,053	7,935	9,963
Printing Fees	11,309	11,043	1,948	8,285	9,939
Custodian Fees	1,522	1,399	14,323	2,158	1,886
Dividend and Interest Expense	–	–	104,108	–	–
Offering Costs (See Note 2)	–	–	5,510	–	–
Other Expenses	10,287	9,731	2,416	7,001	8,430

Total Expenses	440,626	417,945	311,156	414,645	479,582

Less:
Investment Advisory Fees Waiver	(134,698)	(130,613)	(44,880)	(9,114)	(3,569)

Net Expenses	305,928	287,332	266,276	405,531	476,013

Net Investment Income (Loss)	768,949	1,201,475	(132,778)	425,131	(107,937)

Net Realized Gain on Investments	374,969	84,317	1,741,780	2,507,354	9,842,412
Net Realized Loss on Securities Sold Short	–	–	(2,302,068)	–	–
Net Realized Loss on Option Contracts	–	–	(72,591)	–	–
Net Change in Unrealized Appreciation (Depreciation) on Investments	(392,335)	(1,588,969)	3,644,992	24,989,385	9,807,510
Net Change in Unrealized Depreciation on Securities Sold Short	–	–	(513,764)	–	–
Net Change in Unrealized Appreciation on Option Contracts	–	–	37,144	–	–

Net Gain (Loss) on Investments, Securities Sold Short and Option Contracts	(17,366)	(1,504,652)	2,535,493	27,496,739	19,649,922

Net Increase (Decrease) in Net Assets from Operations	$751,583	$(303,177)	$2,402,715	$27,921,870	$19,541,985

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
FOR THE SIX MONTHS ENDED
APRIL 30, 2021 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Small Cap Fund	U.S. All Cap Index Fund	Real Estate Fund	International Equity Fund
Investment Income
Dividends	$436,010	$143,812	$1,027,938	$1,115,676
Interest	86	43	266	154
Less: Foreign Taxes Withheld	(1,128)	(2)	–	(118,675)

Total Investment Income	434,968	143,853	1,028,204	997,155

Expenses
Investment Advisory Fees	382,294	20,049	393,461	495,877
Administration Fees	65,036	12,365	57,205	67,975
Trustees’ Fees	4,617	880	4,201	4,815
Chief Compliance Officer Fees	2,027	562	1,830	2,106
Shareholder Servicing Fees (Class S Shares)	275	–	–	40
Distribution Fees (Investor Shares)	70	–	–	67
Transfer Agent Fees	30,658	9,274	15,631	31,136
Registration & Filing Fees	13,397	8,824	13,458	14,672
Audit Fees	12,141	12,100	12,141	12,141
Printing Fees	9,825	1,823	8,391	10,111
Legal Fees	9,363	1,794	14,775	9,804
Custodian Fees	3,883	6,699	4,046	11,638
Pricing Fees	2,179	20,694	2,516	4,032
Interest Expense	–	–	–	–
Offering Costs (See Note 2)	–	9,424	–	–
Other Expenses	7,938	2,188	8,061	8,742

Total Expenses	543,703	106,676	535,716	673,156

Recovery of Investment Advisory fees previously waived (Note 7)	6,217	–	–	–
Less:
Investment Advisory Fees Waiver	–	(20,049)	(72,814)	(66,966)
Reimbursement from Adviser	–	(61,566)	–	–

Net Expenses	549,920	25,061	462,902	606,190

Net Investment Income (Loss)	(114,952)	118,792	565,302	390,965

Net Realized Gain on Investments	8,248,735	36,122	8,872,576	3,344,362
Net Realized Gain on Swap Contracts	–	59,065	–	–
Net Realized Loss on Foreign Currency Transactions	–	–	–	(35,117)
Net Change in Unrealized Appreciation on Investments	28,520,007	5,086,963	11,948,492	25,749,442
Net Foreign Capital Gains Tax on Appreciated Securities	–	–	–	(98,578)
Net Unrealized Appreciation on Swap Contracts	–	105,719	–	–
Net Change in Unrealized Appreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	–	–	521	3,134

Net Gain on Investments, Swap Contracts, Foreign Currency Transactions, Foreign Capital Gains Tax on Appreciated Investments and Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	36,768,742	5,287,869	20,821,589	28,963,243

Net Increase in Net Assets from Operations	$36,653,790	$5,406,661	$21,386,891	$29,354,208

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$768,949	$2,145,433
Net Realized Gain on Investments	374,969	379,400
Net Change in Unrealized Appreciation (Depreciation) on Investments	(392,335)	694,861

Net Increase in Net Assets Resulting from Operations	751,583	3,219,694

Distributions:
I Shares	(818,627)	(2,226,217)
Class S Shares	(523)	(565)
Investor Shares(A)	—	(2,683)

Total Distributions	(819,150)	(2,229,465)

Capital Share Transactions:
I Shares
Issued	13,790,749	26,302,876
Reinvestment of Dividends	810,950	2,210,844
Redeemed	(4,577,928)	(11,350,361)

Net Increase in Net Assets from I Shares Transactions	10,023,771	17,163,359

Class S Shares
Issued	24,943	74,657
Reinvestment of Dividends	523	565
Redeemed	(21,055)	(12,100)

Net Increase in Net Assets from Class S Shares Transactions	4,411	63,122

Investor Shares(A)
Issued	943	574,647
Reinvestment of Dividends	—	2,683
Redeemed	(594,283)	(10,421)

Net Increase (Decrease) in Net Assets from Investor Shares Transactions	(593,340)	566,909

Net Increase in Net Assets from Capital Share Transactions	9,434,842	17,793,390

Total Increase in Net Assets	9,367,275	18,783,619
Net Assets:
Beginning of Period	119,305,598	100,521,979

End of Period	$128,672,873	$119,305,598

Share Transactions:
I Shares
Issued	1,364,999	2,623,012
Reinvestment of Dividends	80,402	222,386
Redeemed	(452,375)	(1,132,934)

Total Increase in I Shares	993,026	1,712,464

Class S Shares
Issued	2,466	7,427
Reinvestment of Dividends	52	56
Redeemed	(2,084)	(1,201)

Total Increase in Class S Shares	434	6,282

Investor Shares(A)
Issued	25	56,880
Reinvestment of Dividends	—	267
Redeemed	(58,749)	(1,042)

Total Increase (Decrease) in Investor Shares	(58,724)	56,105

Net Increase in Shares Outstanding	934,736	1,774,851

(A)    Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$1,201,475	$2,577,917
Net Realized Gain on Investments	84,317	1,534,432
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,588,969)	1,398,508

Net Increase (Decrease) in Net Assets Resulting from Operations	(303,177)	5,510,857

Distributions:
I Shares	(1,978,029)	(2,816,730)
Class S Shares	(18,933)	(31,234)
Investor Shares(A)	(1,842)	(1,368)

Total Distributions	(1,998,804)	(2,849,332)

Capital Share Transactions:
I Shares
Issued	15,329,961	31,204,969
Reinvestment of Dividends	1,950,286	2,771,271
Redeemed	(4,077,247)	(20,168,034)

Net Increase in Net Assets from I Shares Transactions	13,203,000	13,808,206

Class S Shares
Issued	77,988	130,203
Reinvestment of Dividends	18,933	31,234
Redeemed	(32,708)	(228,973)

Net Increase (Decrease) in Net Assets from Class S Shares Transactions	64,213	(67,536)

Investor Shares(A)
Issued	17,046	158,706
Reinvestment of Dividends	1,817	1,353
Redeemed	(181,250)	(31,385)

Net Increase (Decrease) in Net Assets from Investor Shares Transactions	(162,387)	128,674

Net Increase in Net Assets from Capital Share Transactions	13,104,826	13,869,344

Total Increase in Net Assets	10,802,845	16,530,869
Net Assets:
Beginning of Period	109,145,045	92,614,176

End of Period	$119,947,890	$109,145,045

Share Transactions:
I Shares
Issued	1,453,762	2,964,970
Reinvestment of Dividends	184,896	266,578
Redeemed	(389,530)	(1,913,445)

Total Increase in I Shares	1,249,128	1,318,103

Class S Shares
Issued	7,375	12,460
Reinvestment of Dividends	1,796	3,009
Redeemed	(3,114)	(21,546)

Total Increase (Decrease) in Class S Shares	6,057	(6,077)

Investor Shares(A)
Issued	1,602	15,099
Reinvestment of Dividends	170	130
Redeemed	(17,323)	(3,043)

Total Increase (Decrease) in Investor Shares	(15,551)	12,186

Net Increase in Shares Outstanding	1,239,634	1,324,212

(A)    Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Period Ended October 31, 2020*
Operations:
Net Investment Loss	$(132,778)	$(67,429)
Net Realized Gain (Loss) on Investments	1,741,780	(816,766)
Net Realized Loss on Securities Sold Short	(2,302,068)	(2,012,622)
Net Realized Gain (Loss) on Option Contracts	(72,591)	28,008
Net Realized Loss on Swap Contracts	—	(854,066)
Net Change in Unrealized Appreciation on Investments	3,644,992	1,146,410
Net Change in Unrealized Appreciation on Option Contracts	37,144	—
Net Change in Unrealized Depreciation on Securities Sold Short	(513,764)	(556,815)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,402,715	(3,133,280)

Return of Capital:
I Shares	—	(29,579)

Total Return of Capital	—	(29,579)

Capital Share Transactions:
I Shares
Issued	4,285,161	24,724,960
Reinvestment of Dividends	—	29,579
Redeemed	(1,655,846)	(649,721)

Net Increase in Net Assets from Capital Share Transactions	2,629,315	24,104,818

Total Increase in Net Assets	5,032,030	20,941,959
Net Assets:
Beginning of Period	20,941,959	—

End of Period	$25,973,989	$20,941,959

Share Transactions:
I Shares
Issued	458,352	2,501,198
Reinvestment of Dividends	—	3,250
Redeemed	(186,871)	(73,078)

Net Increase in Shares Outstanding	271,481	2,431,370

  *    Commenced operations on December 2, 2019.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$425,131	$1,055,396
Net Realized Gain (Loss) on Investments	2,507,354	(244,442)
Net Change in Unrealized Appreciation (Depreciation) on Investments	24,989,385	(7,096,981)

Net Increase (Decrease) in Net Assets Resulting from Operations	27,921,870	(6,286,027)

Distributions:
I Shares	(447,565)	(2,384,663)
Class S Shares	(1,734)	(9,439)
Investor Shares(A)	(379)	(2,376)

Total Distributions	(449,678)	(2,396,478)

Capital Share Transactions:
I Shares
Issued	14,212,967	13,224,577
Reinvestment of Dividends	445,115	2,377,230
Redeemed	(4,081,018)	(8,088,980)

Net Increase in Net Assets from I Shares Transactions	10,577,064	7,512,827

Class S Shares
Issued	51,760	67,294
Reinvestment of Dividends	1,734	9,439
Redeemed	(34,215)	(19,299)

Net Increase in Net Assets from Class S Shares Transactions	19,279	57,434

Investor Shares(A)
Issued	52,867	104,710
Reinvestment of Dividends	380	2,376
Redeemed	(171,329)	(37,834)

Net Increase (Decrease) in Net Assets from Investor Shares Transactions	(118,082)	69,252

Net Increase in Net Assets from Capital Share Transactions	10,478,261	7,639,513

Total Increase (Decrease) in Net Assets	37,950,453	(1,042,992)
Net Assets:
Beginning of Period	71,277,414	72,320,406

End of Period	$109,227,867	$71,277,414

Share Transactions:
I Shares
Issued	1,020,792	1,140,275
Reinvestment of Dividends	32,693	194,786
Redeemed	(290,642)	(718,558)

Total Increase in I Shares	762,843	616,503

Class S Shares
Issued	3,862	5,937
Reinvestment of Dividends	128	773
Redeemed	(2,604)	(1,656)

Total Increase in Class S Shares	1,386	5,054

Investor Shares(A)
Issued	1,031	8,751
Reinvestment of Dividends	29	195
Redeemed	(12,059)	(3,039)

Total Increase (Decrease) in Investor Shares	(10,999)	5,907

Net Increase in Shares Outstanding	753,230	627,464

(A)    Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Loss	$(107,937)	$(76,825)
Net Realized Gain on Investments	9,842,412	5,646,293
Net Change in Unrealized Appreciation on Investments	9,807,510	13,073,958

Net Increase in Net Assets Resulting from Operations	19,541,985	18,643,426

Distributions:
I Shares	(5,510,859)	(3,781,329)
Class S Shares	(91,415)	(53,174)
Investor Shares(A)	(35,974)	(2,993)

Total Distributions	(5,638,248)	(3,837,496)

Capital Share Transactions:
I Shares
Issued	8,954,556	7,383,931
Reinvestment of Dividends	5,502,729	3,775,630
Redeemed	(6,422,748)	(8,087,199)

Net Increase in Net Assets from I Shares Transactions	8,034,537	3,072,362

Class S Shares
Issued	107,989	380,753
Reinvestment of Dividends	91,415	53,174
Redeemed	(116,639)	(257,176)

Net Increase in Net Assets from Class S Shares Transactions	82,765	176,751

Investor Shares(A)
Issued	570,730	88,004
Reinvestment of Dividends	35,825	2,993
Redeemed	(709,079)	(38,798)

Net Increase (Decrease) in Net Assets from Investor Shares Transactions	(102,524)	52,199

Net Increase in Net Assets from Capital Share Transactions	8,014,778	3,301,312

Total Increase in Net Assets	21,918,515	18,107,242
Net Assets:
Beginning of Period	90,420,942	72,313,700

End of Period	$112,339,457	$90,420,942

Share Transactions:
I Shares
Issued	530,344	529,741
Reinvestment of Dividends	330,892	288,216
Redeemed	(373,454)	(578,147)

Total Increase in I Shares	487,782	239,810

Class S Shares
Issued	6,368	26,111
Reinvestment of Dividends	5,514	4,065
Redeemed	(15,945)	(17,956)

Total Increase (Decrease) in Class S Shares	(4,063)	12,220

Investor Shares(A)
Issued	30,937	6,279
Reinvestment of Dividends	2,175	230
Redeemed	(41,372)	(2,859)

Total Increase (Decrease) in Investor Shares	(8,260)	3,650

Net Increase in Shares Outstanding	475,459	255,680

(A)    Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Loss	$(114,952)	$(126,265)
Net Realized Gain (Loss) on Investments	8,248,735	(2,357,178)
Net Change in Unrealized Appreciation on Investments	28,520,007	657,261

Net Increase (Decrease) in Net Assets Resulting from Operations	36,653,790	(1,826,182)

Capital Share Transactions:
I Shares
Issued	5,906,274	14,524,999
Redeemed	(6,310,000)	(20,596,320)

Net Decrease in Net Assets from I Shares Transactions	(403,726)	(6,071,321)

Class S Shares
Issued	74,503	202,418
Redeemed	(17,521)	(26,206)

Net Increase in Net Assets from Class S Shares Transactions	56,982	176,212

Investor Shares(A)
Issued	41,788	49,234
Redeemed	(110,993)	(10,546)

Net Increase (Decrease) in Net Assets from Investor Shares Transactions	(69,205)	38,688

Net Decrease in Net Assets from Capital Share Transactions	(415,949)	(5,856,421)

Total Increase (Decrease) in Net Assets	36,237,841	(7,682,603)
Net Assets:
Beginning of Period	81,521,678	89,204,281

End of Period	$117,759,519	$81,521,678

Share Transactions:
I Shares
Issued	445,748	1,491,846
Redeemed	(484,713)	(1,893,942)

Total Decrease in I Shares	(38,965)	(402,096)

Class S Shares
Issued	5,579	20,880
Redeemed	(1,309)	(2,610)

Total Increase in Class S Shares	4,270	18,270

Investor Shares(A)
Issued	1,089	4,879
Redeemed	(7,793)	(996)

Total Increase (Decrease) in Investor Shares	(6,704)	3,883

Net Decrease in Shares Outstanding	(41,399)	(379,943)

(A)    Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Period Ended October 31, 2020*
Operations:
Net Investment Income	$118,792	$185,575
Net Realized Gain (Loss) on Investments	36,122	(76,666)
Net Realized Gain on Swap Contracts	59,065	2,948
Net Change in Unrealized Appreciation on Investments	5,086,963	395,700
Net Unrealized Appreciation on Swap Contracts	105,719	—

Net Increase in Net Assets Resulting from Operations	5,406,661	507,557

Distributions:
I Shares	(122,572)	(172,700)

Total Distributions	(122,572)	(172,700)

Capital Share Transactions:
I Shares
Issued	2,462,093	15,598,025
Reinvestment of Dividends	122,536	172,700
Redeemed	(536,737)	(116,388)

Net Increase in Net Assets from Capital Share Transactions	2,047,892	15,654,337

Total Increase in Net Assets	7,331,981	15,989,194
Net Assets:
Beginning of Period	15,989,194	—

End of Period	$23,321,175	$15,989,194

Share Transactions:
I Shares
Issued	201,921	1,562,294
Reinvestment of Dividends	10,000	19,109
Redeemed	(44,399)	(10,992)

Net Increase in Shares Outstanding	167,522	1,570,411

*    Commenced operations on December 31, 2019.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
REAL ESTATE FUND#

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$565,302	$841,665
Net Realized Gain on Investments	8,872,576	1,958,824
Net Realized Loss on Foreign Currency Transactions	—	(28,496)
Net Change in Unrealized Appreciation (Depreciation) on Investments	11,948,492	(8,910,886)
Net Change in Unrealized Appreciation on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	521	441

Net Increase (Decrease) in Net Assets Resulting from Operations	21,386,891	(6,138,452)

Distributions:
I Shares	(2,839,325)	(1,315,189)

Total Distributions	(2,839,325)	(1,315,189)

Capital Share Transactions:
I Shares
Issued	3,359,439	37,843,888
Reinvestment of Dividends	2,839,282	1,315,189
Redeemed	(48,163)	(189,108)

Net Increase in Net Assets from Capital Share Transactions	6,150,558	38,969,969

Total Increase in Net Assets	24,698,124	31,516,328
Net Assets:
Beginning of Period	80,526,709	49,010,381

End of Period	$105,224,833	$80,526,709

Share Transactions:
I Shares
Issued	321,857	4,199,371
Reinvestment of Dividends	288,145	145,255
Redeemed	(4,900)	(20,428)

Net Increase in Shares Outstanding	605,102	4,324,198

#    Effective July 20, 2020, Global Real Estate Fund was renamed as Real Estate Fund.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$390,965	$1,107,927
Net Realized Gain (Loss) on Investments	3,344,362	(392,106)
Net Realized Loss on Foreign Currency Transactions	(35,117)	(39,946)
Net Change in Unrealized Appreciation (Depreciation) on Investments	25,749,442	(828,407)
Net Foreign Capital Gains Tax on Appreciated Securities	(98,578)	—
Net Change in Unrealized Appreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	3,134	9,855

Net Increase (Decrease) in Net Assets Resulting from Operations	29,354,208	(142,677)

Distributions:
I Shares	(238,137)	(945,644)
Class S Shares	(161)	(1,458)
Investor Shares(A)	—	(397)

Total Distributions	(238,298)	(947,499)

Return of Capital:
I Shares	—	(297,459)
Class S Shares	—	(469)
Investor Shares(A)	—	(155)

Total Return of Capital	—	(298,083)

Capital Share Transactions:
I Shares
Issued	10,045,268	9,817,788
Reinvestment of Dividends	237,556	1,240,247
Redeemed	(1,835,695)	(3,909,130)

Net Increase in Net Assets from I Shares Transactions	8,447,129	7,148,905

Class S Shares
Issued	15,584	33,299
Reinvestment of Dividends	161	1,927
Redeemed	(3,054)	(126,260)

Net Increase (Decrease) in Net Assets from Class S Shares Transactions	12,691	(91,034)

Investor Shares(A)
Issued	23,809	50,180
Reinvestment of Dividends	—	553
Redeemed	(90,787)	(10,523)

Net Increase (Decrease) in Net Assets from Investor Shares Transactions	(66,978)	40,210

Net Increase in Net Assets from Capital Share Transactions	8,392,842	7,098,081

Total Increase in Net Assets	37,508,752	5,709,822
Net Assets:
Beginning of Period	87,413,940	81,704,118

End of Period	$124,922,692	$87,413,940

Share Transactions:
I Shares
Issued	756,396	874,772
Reinvestment of Dividends	17,029	117,450
Redeemed	(131,785)	(369,116)

Total Increase in I Shares	641,640	623,106

Class S Shares
Issued	1,117	3,184
Reinvestment of Dividends	11	185
Redeemed	(231)	(11,792)

Total Increase (Decrease) in Class S Shares	897	(8,423)

Investor Shares(A)
Issued	49	4,612
Reinvestment of Dividends	—	52
Redeemed	(6,439)	(937)

Total Increase (Decrease) in Investor Shares	(6,390)	3,727

Net Increase in Shares Outstanding	636,147	618,410

(A)    Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)		Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover †

Limited Duration Fund‡
I Shares^(1)
2021@	$10.09	$0.06	$0.01	$0.07		$(0.07)	$–	$–	$(0.07)	$10.09	0.67%	$128,592	0.50%		0.72%		1.26%		27%
2020	$10.00	$0.20	$0.10	$0.30		$(0.21)	$–	$–	$(0.21)	$10.09	3.00%	$118,637	0.50%		0.80%		1.96%		49%
2019	$9.79	$0.25	$0.21	$0.46		$(0.25)	$–	$–	$(0.25)	$10.00	4.76%	$100,482	0.50%		0.82%		2.48%		76%
2018	$9.96	$0.21	$(0.17)	$0.04		$(0.21)	$–	$–	$(0.21)	$9.79	0.37%	$94,393	0.50%		0.84%		2.12%		79%
2017	$10.01	$0.16	$(0.05)	$0.11		$(0.16)	$–	$–	$(0.16)	$9.96	1.10%	$83,783	0.50%		1.01%		1.61%		94%
2016	$9.99	$0.11	$0.02	$0.13		$(0.11)	$–	$–	$(0.11)	$10.01	1.35%	$51,933	0.53%		1.19%		1.09%		76%

Class S Shares
2021@	$10.09	$0.06	$(0.01)	$0.05		$(0.06)	$–	$–	$(0.06)	$10.08	0.52%	$81	0.60%		0.82%		1.17%		27%
2020	$10.00	$0.18	$0.11	$0.29		$(0.20)	$–	$–	$(0.20)	$10.09	2.91%	$77	0.60%		0.91%		1.76%		49%
2019	$9.79	$0.24	$0.21	$0.45		$(0.24)	$–	$–	$(0.24)	$10.00	4.66%	$14	0.60%		0.92%		2.38%		76%
2018	$9.96	$0.20	$(0.17)	$0.03		$(0.20)	$–	$–	$(0.20)	$9.79	0.32%	$11	0.58%		0.92%		2.05%		79%
2017	$10.01	$0.16	$(0.05)	$0.11		$(0.16)	$–	$–	$(0.16)	$9.96	1.12%	$10	0.50%		1.01%		1.60%		94%
2016	$9.99	$0.10	$0.02	$0.12		$(0.10)	$–	$–	$(0.10)	$10.01	1.24%	$10	0.59%		1.18%		0.98%		76%

Core Bond Fund
I Shares^(1)
2021@	$10.61	$0.11	$(0.13)	$(0.02)		$(0.12)	$(0.06)	$–	$(0.18)	$10.41	(0.17)%	$118,812	0.50%		0.72%		2.10%		14%
2020	$10.34	$0.26	$0.30	$0.56		$(0.29)	$–	$–	$(0.29)	$10.61	5.50%	$107,887	0.50%		0.80%		2.49%		39%
2019	$9.55	$0.30	$0.80	$1.10		$(0.31)	$–	$–	$(0.31)	$10.34	11.68%	$91,451	0.50%		0.84%		3.05%		47%
2018	$10.03	$0.27	$(0.48)	$(0.21)		$(0.27)	$–	$–	$(0.27)	$9.55	(2.08)%	$78,267	0.50%		0.87%		2.78%		45%
2017	$10.08	$0.25	$(0.04)	$0.21		$(0.26)	$–	$–	$(0.26)	$10.03	2.16%	$67,563	0.50%		1.04%		2.52%		37%
2016	$9.86	$0.20	$0.25	$0.45		$(0.23)	$–	$–	$(0.23)	$10.08	4.59%	$49,760	0.53%		1.19%		2.04%		55%

Class S Shares
2021@	$10.60	$0.10	$(0.12)	$(0.02)		$(0.12)	$(0.06)	$–	$(0.18)	$10.40	(0.22)%	$1,136	0.60%		0.83%		1.99%		14%
2020	$10.33	$0.25	$0.30	$0.55		$(0.28)	$–	$–	$(0.28)	$10.60	5.40%	$1,093	0.60%		0.90%		2.39%		39%
2019	$9.55	$0.29	$0.79	$1.08		$(0.30)	$–	$–	$(0.30)	$10.33	11.46%	$1,128	0.60%		0.94%		2.95%		47%
2018	$10.03	$0.27	$(0.48)	$(0.21)		$(0.27)	$–	$–	$(0.27)	$9.55	(2.14)%	$1,050	0.57%		0.94%		2.77%		45%
2017	$10.07	$0.25	$(0.03)	$0.22		$(0.26)	$–	$–	$(0.26)	$10.03	2.28%	$11	0.50%		1.05%		2.52%		37%
2016	$9.86	$0.20	$0.24	$0.44		$(0.23)	$–	$–	$(0.23)	$10.07	4.45%	$11	0.58%		1.23%		2.00%		55%

Long/Short Equity Fund
I Shares(1)
2021@	$8.61	$(0.06)	$1.06	$1.00		$–	$–	$–	$–	$9.61	11.61%	$25,974	2.45%	(2)	2.86%	(2)	(1.22)%	(2)	42%
2020(3)	$10.00	$(0.03)	$(1.35)	$(1.38)		$–	$–	$(0.01)	$(0.01)	$8.61	(13.78)%	$20,942	1.73%	(4)	2.40%	(4)	(0.35)%	(4)	114%

Large Cap Value Fund
I Shares^(1)
2021@	$11.22	$0.06	$4.16	$4.22		$(0.07)	$–	$–	$(0.07)	$15.37	37.67%	$108,778	0.90%		0.92%		0.94%		12%
2020	$12.63	$0.17	$(1.17)	$(1.00)		$(0.17)	$(0.24)	$–	$(0.41)	$11.22	(8.19)%	$70,842	0.90%		1.03%		1.49%		68%
2019	$11.74	$0.20	$1.09	$1.29		$(0.20)	$(0.20)	$–	$(0.40)	$12.63	11.50%	$71,968	0.90%		1.06%		1.66%		41%
2018	$11.75	$0.18	$0.16	$0.34		$(0.18)	$(0.17)	$–	$(0.35)	$11.74	2.77%	$56,851	0.90%		1.11%		1.45%		56%
2017	$9.71	$0.16	$2.03	$2.19		$(0.15)	$–	$–	$(0.15)	$11.75	22.67%	$46,374	0.90%		1.33%		1.41%		46%
2016	$9.58	$0.16	$0.13	$0.29		$(0.16)	$–	$–	$(0.16)	$9.71	3.11%	$28,109	0.90%		1.54%		1.66%		57%

Class S Shares
2021@	$11.22	$0.06	$4.15	$4.21		$(0.06)	$–	$–	$(0.06)	$15.37	37.61%	$450	1.00%		1.02%		0.85%		12%
2020	$12.63	$0.16	$(1.17)	$(1.01)		$(0.16)	$(0.24)	$–	$(0.40)	$11.22	(8.28)%	$312	1.00%		1.13%		1.38%		68%
2019	$11.74	$0.19	$1.08	$1.27		$(0.18)	$(0.20)	$–	$(0.38)	$12.63	11.40%	$288	1.00%		1.16%		1.56%		41%
2018	$11.75	$0.16	$0.16	$0.32		$(0.16)	$(0.17)	$–	$(0.33)	$11.74	2.64%	$213	1.04%		1.25%		1.32%		56%
2017	$9.71	$0.15	$2.04	$2.19		$(0.15)	$–	$–	$(0.15)	$11.75	22.66%	$13	0.92%		1.35%		1.39%		46%
2016	$9.58	$0.16	$0.13	$0.29		$(0.16)	$–	$–	$(0.16)	$9.71	3.07%	$10	0.94%		1.58%		1.65%		57%

Large Cap Growth Fund
I Shares^(1)
2021@	$15.42	$(0.02)	$3.25	$3.23		$–	$(0.93)	$–	$(0.93)	$17.72	21.37%	$110,723	0.90%		0.91%		(0.20)%		42%
2020	$12.89	$(0.01)	$3.22	$3.21	$	–#	$(0.68)	$–	$(0.68)	$15.42	25.83%	$88,825	0.90%		1.00%		(0.09)%		93%
2019	$13.23	$0.01	$1.09	$1.10		$(0.01)	$(1.43)	$–	$(1.44)	$12.89	10.94%	$71,182	0.90%		1.05%		0.06%		113%
2018	$12.35	$0.01	$0.97	$0.98		$(0.01)	$(0.09)	$–	$(0.10)	$13.23	8.01%	$59,020	0.90%		1.10%		0.04%		118%
2017	$9.79	$0.02	$2.57	$2.59		$(0.03)	$–	$–	$(0.03)	$12.35	26.45%	$46,955	0.90%		1.34%		0.16%		86%
2016	$10.01	$0.03	$(0.22)	$(0.19)		$(0.03)	$–	$–	$(0.03)	$9.79	(1.87)%	$27,879	0.90%		1.55%		0.34%		75%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover †

Class S Shares
2021@	$15.38	$(0.03)	$3.24	$3.21		$–	$(0.93)		$–	$(0.93)	$17.66	21.29%	$1,616	1.00%	1.01%	(0.30)%	42%
2020	$12.87	$(0.03)	$3.22	$3.19		$–	$(0.68)		$–	$(0.68)	$15.38	25.71%	$1,470	1.00%	1.10%	(0.20)%	93%
2019	$13.22	$–	$1.09	$1.09		$(0.01)	$(1.43)		$–	$(1.44)	$12.87	10.82%	$1,073	1.00%	1.15%	(0.04)%	113%
2018	$12.34	$(0.01)	$0.99	$0.98		$(0.01)	$(0.09)		$–	$(0.10)	$13.22	7.99%	$927	0.97%	1.17%	(0.06)%	118%
2017	$9.78	$0.02	$2.57	$2.59		$(0.03)	$–		$–	$(0.03)	$12.34	26.47%	$12	0.90%	1.34%	0.17%	86%
2016	$10.00	$0.03	$(0.22)	$(0.19)		$(0.03)	$–		$–	$(0.03)	$9.78	(1.91)%	$10	0.93%	1.58%	0.30%	75%

Small Cap Fund††
I Shares^(1)
2021@	$10.04	$(0.01)	$4.55	$4.54		$–	$–		$–	$–	$14.58	45.22%	$117,113	1.04%	1.03%	(0.22)%	33%
2020	$10.49	$(0.02)	$(0.43)	$(0.45)		$–	$–		$–	$–	$10.04	(4.29)%	$81,052	1.05%	1.14%	(0.16)%	107%
2019	$11.39	$(0.02)	$0.29	$0.27		$–	$(1.16)		$(0.01)	$(1.17)	$10.49	4.41%	$88,944	1.05%	1.14%	(0.19)%	65%
2018	$12.30	$(0.01)	$(0.31)	$(0.32)		$(0.01)	$(0.58)		$–	$(0.59)	$11.39	(2.90)%	$80,036	1.05%	1.17%	(0.10)%	92%
2017	$9.62	$–	$2.69	$2.69		$(0.01)	$–		$–	$(0.01)	$12.30	28.01%	$76,196	1.05%	1.33%	0.03%	108%
2016	$9.91	$0.02	$(0.29)	$(0.27)		$(0.01)	$–		$(0.01)	$(0.02)	$9.62	(2.75)%	$43,385	1.05%	1.51%	0.17%	83%

Class S Shares
2021@	$10.01	$(0.02)	$4.53	$4.51		$–	$–		$–	$–	$14.52	45.05%	$647	1.14%	1.13%	(0.33)%	33%
2020	$10.47	$(0.03)	$(0.43)	$(0.46)		$–	$–		$–	$–	$10.01	(4.39)%	$403	1.15%	1.25%	(0.29)%	107%
2019	$11.37	$(0.03)	$0.29	$0.26		$–	$(1.16)	$	–#	$(1.16)	$10.47	4.36%	$231	1.15%	1.24%	(0.26)%	65%
2018	$12.29	$(0.03)	$(0.31)	$(0.34)	$	–#	$(0.58)		$–	$(0.58)	$11.37	(3.02)%	$320	1.20%	1.32%	(0.25)%	92%
2017	$9.62	$(0.01)	$2.69	$2.68		$(0.01)	$–		$–	$(0.01)	$12.29	27.88%	$199	1.09%	1.36%	(0.06)%	108%
2016	$9.91	$0.01	$(0.28)	$(0.27)		$(0.01)	$–		$(0.01)	$(0.02)	$9.62	(2.77)%	$9	1.09%	1.55%	0.13%	83%

U.S. All Cap Index Fund
I Shares(1)
2021@	$10.18	$0.07	$3.24	$3.31		$(0.07)	$–		$–	$(0.07)	$13.42	32.61%	$23,321	0.25%	1.06%	1.18%	3%
2020(5)	$10.00	$0.12	$0.17	$0.29		$(0.11)	$–		$–	$(0.11)	$10.18	3.08%	$15,989	0.25%	1.78%	1.52%	8%

Real Estate Fund##
I Shares(1)
2021@	$8.88	$0.06	$2.25	$2.31		$(0.12)	$(0.19)		$–	$(0.31)	$10.88	26.39%	$105,225	1.00%	1.16%	1.22%	63%
2020	$10.33	$0.13	$(1.34)	$(1.21)		$(0.19)	$(0.05)		$–	$(0.24)	$8.88	(11.74)%	$80,527	1.00%	1.45%	1.42%	232%
2019(6)	$10.00	$0.01	$0.32	$0.33		$–	$–		$–	$–	$10.33	3.30%	$49,010	1.00%	1.96%	0.61%	10%

International Equity Fund
I Shares^(1)
2021@	$11.05	$0.05	$3.55	$3.60		$(0.03)	$–		$–	$(0.03)	$14.62	32.58%	$124,827	1.10%	1.22%	0.71%	24%
2020	$11.20	$0.15	$(0.14)	$0.01		$(0.12)	$–		$(0.04)	$(0.16)	$11.05	0.20%	$87,281	1.10%	1.33%	1.37%	47%
2019	$10.85	$0.21	$0.62	$0.83		$(0.21)	$(0.27)		$–	$(0.48)	$11.20	7.94%	$81,517	1.10%	1.36%	1.93%	49%
2018	$11.80	$0.22	$(0.94)	$(0.72)		$(0.23)	$–		$–	$(0.23)	$10.85	(6.24)%	$67,140	1.10%	1.39%	1.86%	45%
2017	$9.35	$0.16	$2.46	$2.62		$(0.17)	$–		$–	$(0.17)	$11.80	28.20%	$62,905	1.10%	1.56%	1.58%	40%
2016	$9.13	$0.15	$0.22	$0.37		$(0.15)	$–		$–	$(0.15)	$9.35	4.12%	$44,282	1.10%	1.71%	1.65%	55%

Class S Shares
2021@	$11.02	$0.04	$3.55	$3.59		$(0.03)	$–		$–	$(0.03)	$14.58	32.54%	$96	1.20%	1.32%	0.66%	24%
2020	$11.18	$0.15	$(0.16)	$(0.01)		$(0.11)	$–		$(0.04)	$(0.15)	$11.02	0.00%	$62	1.20%	1.42%	1.39%	47%
2019	$10.84	$0.20	$0.61	$0.81		$(0.20)	$(0.27)		$–	$(0.47)	$11.18	7.75%	$157	1.20%	1.46%	1.86%	49%
2018	$11.80	$0.20	$(0.94)	$(0.74)		$(0.22)	$–		$–	$(0.22)	$10.84	(6.44)%	$149	1.24%	1.53%	1.70%	45%
2017	$9.35	$0.18	$2.44	$2.62		$(0.17)	$–		$–	$(0.17)	$11.80	28.18%	$27	1.11%	1.57%	1.66%	40%
2016	$9.12	$0.15	$0.22	$0.37		$(0.14)	$–		$–	$(0.14)	$9.35	4.20%	$9	1.13%	1.74%	1.63%	55%

*	Per share data calculated using the average shares method.
†

Total return and portfolio turnover are for the period indicated and have not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Effective March 1, 2018, Institutional Shares were renamed as I Shares.
@	For the six months ended April 30, 2021. All ratios for the period have been annualized.
#	Amount is less than $0.005.
##	Effective July 20, 2020, Global Real Estate Fund was renamed as Real Estate Fund.
‡	Effective March 1, 2018, Limited Duration Bond Fund was renamed as Limited Duration Fund.
††	Effective March 1, 2018, Small Cap Equity Fund was renamed as Small Cap Fund.
(1)	Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund.
(2)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 1.49%, 1.91%, and (2.18)%, respectively .
(3)	Commenced operations on December 2, 2019. All ratios for the period have been annualized.
(4)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 1.50%, 2.17%, and (0.58)%.
(5)	Commenced operations on December 31, 2019. All ratios for the period have been annualized.
(6)	Commenced operations on September 30, 2019. All ratios for the period have been annualized.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2021 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 funds. The financial statements herein are those of the Knights of Columbus Limited Duration Fund (the “Limited Duration Fund”), the Knights of Columbus Core Bond Fund (the “Core Bond Fund”), the Knights of Columbus Long/Short Equity Fund (the “Long/Short Equity Fund”), the Knights of Columbus Large Cap Value Fund (the “Large Cap Value Fund”), the Knights of Columbus Large Cap Growth Fund (the “Large Cap Growth Fund”), the Knights of Columbus Small Cap Fund (the “Small Cap Fund”), the Knights of Columbus U.S. All Cap Index Fund (the “U.S. All Cap Index Fund”), the Knights of Columbus Real Estate Fund (the “Real Estate Fund”) and the Knights of Columbus International Equity Fund (the “International Equity Fund”) (collectively the “Funds,” individually a “Fund”), all of which are diversified Funds. The investment objective of the Limited Duration Fund and Core Bond Fund is to seek current income and capital preservation. The investment objective of the Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund and International Equity Fund is to seek long-term capital appreciation. The investment objective of the Real Estate Fund is to seek current income and capital appreciation. The U.S. All Cap Index Fund seeks investment results to the performance of an index that measures the investment return of the broad U.S. stock market, excluding companies whose policies and practices are inconsistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”). The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Funds. After the Conversion Date, Investor Shares will no longer be offered by the Funds, and will be terminated as a separately designated class of the Funds.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2021 (UNAUDITED)

market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Funds Administrator and requests that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended April 30, 2021, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis from

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2021 (UNAUDITED)

settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options Written/Purchased — The Long/Short Equity Fund invested in financial options contracts to add return or to hedge their existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Long/Short Equity Fund’s Schedule of Investments for details regarding open option contracts as of April 30, 2021.

For the period ended April 30, 2021, the quarterly average balances of options held by the Fund was as follows:

Average Quarterly Market Value Contracts Purchased	$40,924

Average Quarterly Market Value Contracts Written	$—

Securities Sold Short — Consistent with Long/Short Equity Fund’s investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions. As of April 30, 2021, the Long/Short Equity Fund had open short positions as disclosed in the Fund’s Schedule of Investments.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the prime broker, Wells Fargo Bank, N.A., and pledged securities held at the custodian, Brown Brothers Harriman & Co. The collateral required is determined daily by reference to the market value on short positions.

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APRIL 30, 2021 (UNAUDITED)

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the benchmark rate as defined in the prime brokerage agreement plus 150 basis points on the amount of any shortfall in the required cash margin. During the period, the benchmark rate consisted of the Fed Funds Rate, the ICE LIBOR USD 3 Month Rate, or a blended rate between the Fed Funds Rate and the ICE LIBOR USD 3 Month Rate. These amounts are disclosed as Receivable from Prime Broker on the Statements of Assets and Liabilities.

Long/Short Equity Fund had prime brokerage borrowings throughout the period ended April 30, 2021 as follows:

	Maximum Amount Borrowed	Average Outstanding Balance	Effective Interest Rate Paid	Interest Paid
USD	$5,949,232	$4,992,115	1.71%	$36,462

Swap Contracts — The Long/Short Equity Fund and the U.S. All Cap Index Fund are authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy. During the period ended April 30, 2021, the Funds’ swap agreements were with one counterparty, Wells Fargo Bank, N.A.

For the period ended April 30, 2021, the quarterly average balances of swap contracts held by the Fund was as follows:

U.S. All Cap Index Fund

Average Quarterly Market Balance Long	$1,111,078

Cash — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2021 (UNAUDITED)

reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the period ended April 30, 2021, there were no redemption fees in any of the Funds. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

Deferred Offering Costs — Offering costs of the Funds, including costs of printing the initial prospectus, legal, and registration fees, are amortized to expense over a twelve month period. As of April 30, 2021, the Funds’ offering costs have been fully amortized.

3. Derivative Transactions:

The Long/Short Equity Fund and the U.S. All Cap Index Fund held derivatives throughout the period with only one type of exposure to equity risk on derivatives, additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

4. Offsetting Assets and Liabilities:

The Funds are in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

The International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and effect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Long/Short Equity Fund and the U.S. All Cap Index Fund have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting marked-to-market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its respective counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. As of April 30, 2021, the Funds did not hold financial instruments or derivatives subject to master netting arrangements.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

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6. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Fund and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

For the period ended April 30, 2021, the Funds were charged the following for these services:

Administration Fees
Limited Duration Fund	$75,655
Core Bond Fund	70,949
Long/Short Equity Fund	13,170
Large Cap Value Fund	55,485
Large Cap Growth Fund	65,208
Small Cap Fund	65,036
U.S. All Cap Index Fund	12,365
Real Estate Fund	57,205
International Equity Fund	67,975

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Funds have adopted a Distribution Plan (the “Plan”) for the Investor Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to the Investor Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of the I Shares and the Class S Shares of the Funds.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the average daily net assets of the Funds’ Class S Shares and Investor Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

For the period ended April 30, 2021, the Funds were charged the following rates for these services:

	Class S Shares	Investor Shares(1)
Limited Duration Fund	0.10%	0.00%
Core Bond Fund	0.10%	0.00%
Long/Short Equity Fund	N/A	N/A
Large Cap Value Fund	0.10%	0.00%
Large Cap Growth Fund	0.10%	0.00%
Small Cap Fund	0.10%	0.00%
U.S. All Cap Index Fund	N/A	N/A
Real Estate Fund	N/A	N/A
International Equity Fund	0.10%	0.00%

(1)	Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund.

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

7. Investment Advisory Agreement and Subadvisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund and International Equity Fund at 0.40%, 0.40%, 1.25%, 0.60%, 0.60%, 0.725%, 0.20%, 0.85%, and 0.90%, respectively, of each Fund’s average daily net assets.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2021 (UNAUDITED)

Prior to February 28, 2019, class-specific expenses (including distribution and/or service (12b-1) fees and shareholder servicing fees) were not excluded expenses, and the contractual expense limits for the Funds were as follows:

	Contractual Expense Limitations I Shares	Contractual Expense Limitations Class S Shares
Limited Duration Fund	0.50%	0.70%
Core Bond Fund	0.50%	0.70%
Long/Short Equity Fund	N/A (1)	N/A (1)
Large Cap Value Fund	0.90%	1.10%
Large Cap Growth Fund	0.90%	1.10%
Small Cap Fund	1.05%	1.25%
U.S. All Cap Index Fund	N/A (1)	N/A (1)
Real Estate Fund	N/A (1)	N/A (1)
International Equity Fund	1.10%	1.30%

(1)	Not in operation during the period.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses and any class-specific expenses (including distribution and/or service (12b-1) fees and shareholder servicing fees) (collectively, “excluded expenses”)) for I Shares, Class S Shares and Investor Shares from exceeding certain levels as set forth below until February 28, 2022 (each, a “contractual expense limit”). This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2022. Accordingly, the contractual expense limitations for the Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund, and International Equity Fund are 0.50%, 0.50%, 1.50%, 0.90%, 0.90%, 1.05%, 0.25%, 1.00%, and 1.10%, respectively.

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. For the six months ended April 30, 2021, the Adviser recaptured previously waived fees of $440, $4,901 and $466 for Large Cap Growth Fund, Small Cap Fund and U.S. All Cap Index Fund, respectively.

As of April 30, 2021, fees previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement are as follows:

Fiscal Year	Subject to Repayment until April 30:	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund(1)	Large Cap Value Fund	Large Cap Growth Fund

2019	2022	$320,341	$285,101	$—	$108,486	$111,187
2020	2023	297,748	293,388	46,797	84,237	79,330
2021	2024	318,869	305,370	126,810	63,529	53,744

	Total	$936,958	$883,859	$173,607	$256,252	$244,261

Fiscal Year	Subject to Repayment until April 30:	Small Cap Fund	U.S. All Cap Index Fund (2)	Real Estate Fund	International Equity Fund

2019	2021	$86,527	$—	$—	$194,562
2020	2022	57,369	46,021	127,273	178,966
2021	2023	40,498	221,992	250,904	172,649

	Total	$184,394	$268,013	$378,177	$546,177

(1)	Commenced operations on December 2, 2019.
(2)	Commenced operations on December 31, 2019.

The Trust and the Adviser have entered into an investment advisory agreement dated February 26, 2015, as amended (the “Advisory Agreement”), with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for each Fund and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Board.

Under the Sub-Advisory Agreement, L2 Asset Management, LLC serves as the investment sub-adviser for the Long/Short Equity Fund and U.S. All Cap Index Fund (the “Sub-Advised Funds”), makes investment decisions for the Sub-Advised Funds and administers the investment program of the Sub-Advised Funds, subject to the supervision of, and policies established by, the Adviser and the Board. L2 Asset Management, LLC and the Adviser have entered into an investment sub-advisory agreement dated September 10, 2019 (the “Sub-Advisory Agreement”).

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Under the Sub-Advisory Agreement, Ranger Global Real Estate Advisors, LLC serves as the investment sub-adviser for the Real Estate Fund (the “Sub-Advised Fund”), makes investment decisions for the Sub-Advised Fund and administers the investment program of the Sub-Advised Fund, subject to the supervision of, and policies established by, the Adviser and the Board. Ranger Global Real Estate Advisors, LLC (the “Sub-Adviser”) and the Adviser have entered into an investment sub-advisory agreement dated July 24, 2019 (the “Sub-Advisory Agreement”).

For the services provided pursuant to the Sub-Advisory Agreement, the Sub-Adviser receives an annual fee from the Adviser at the following annual rates based on the average daily net assets of each Sub-Advised Fund:

Sub-Adviser Fee Rate
Long/Short Equity Fund	0.25%
U.S. All Cap Index Fund	0.10%
Real Estate Fund	0.60%

8. Investment Transactions:

For the period ended April 30, 2021, the Funds made purchases and sales of investment securities other than short-term securities as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales and Maturities

Limited Duration Fund	$21,688,939	$10,897,699	$14,972,461	$19,491,680
Core Bond Fund	19,324,575	5,870,772	9,056,196	9,622,101
Long/Short Equity Fund	6,714,602	8,482,824	—	—
Large Cap Value Fund	20,879,212	10,748,211	—	—
Large Cap Growth Fund	42,902,154	43,916,150	—	—
Small Cap Fund	33,684,113	35,591,458	—	—
U.S. All Cap Index Fund	991,100	493,131	—	—
Real Estate Fund	53,594,514	65,377,525	—	—
International Equity Fund	32,197,245	25,256,368	—	—

The Long/Short Equity Fund included cost of purchases to cover securities sold short and the proceeds from securities sold short in the amounts of $12,055,996 and $9,354,001, respectively, for the period ended April 30, 2021.

9. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily related to investments in perpetual bonds, passive foreign investment companies, swaps, REITS income reclassification to capital gain, distribution reclassification, foreign currency gain/loss and paydown gain/loss reclassification. Certain permanent differences are charged or credited to distributable earnings or paid in capital as appropriate, in the period that the differences arise.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2020, except for the permanent reclassification and components of distributable earnings (accumulated losses), which are as of December 31, 2019. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2020.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Limited Duration Fund
2020	$2,229,465	$—	$—	$2,229,465
2019	2,439,510	—	—	2,439,510
Core Bond Fund
2020	2,849,332	—	—	2,849,332
2019	2,673,510	—	—	2,673,510
Long/Short Equity Fund
2020	—	—	29,579	29,579
Large Cap Value Fund
2020	1,019,718	1,376,760	—	2,396,478
2019	1,042,615	1,019,285	—	2,061,900
Large Cap Growth Fund
2020	—	3,837,496	—	3,837,496
2019	846,671	5,755,727	—	6,602,398

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	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Small Cap Fund
2020	$ —	$ —	$ —	$ —
2019	1,452,061	6,787,588	74,150	8,313,799
U.S. All Cap Index Fund
2020	172,700	—	—	172,700
Real Estate Fund(1)
2020	1,315,189	—	—	1,315,189
2019	—	—	—	—
International Equity Fund
2020	947,499	—	298,083	1,245,582
2019	1,437,306	1,668,320	—	3,105,626

(1)	The Real Estate Fund has a tax year end of December 31.

The Long/Short Equity Fund and U.S. All Cap Index Fund did not commence operations until December 2, 2019 and December 31, 2019, respectively.

As of October 31, 2020, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Loss Deferral	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Limited Duration Fund	$153,094	$—	$(535,150)	$—	$1,598,206	$(3)	$1,216,147
Core Bond Fund	244,769	631,763	—	—	4,955,974	(2)	5,832,504
Long/Short Equity Fund	—	—	(3,406,140)	(96,225)	374,952	2	(3,127,411)
Large Cap Value Fund	70,819	—	(127,456)	—	1,944,294	(3)	1,887,654
Large Cap Growth Fund	—	5,637,703	—	(103,747)	20,769,973	(1)	26,303,928
Small Cap Fund	—	—	(3,720,868)	(159,685)	6,260,881	(2)	2,380,326
U.S. All Cap Index Fund	16,899	—	(75,224)	—	393,183	(1)	334,857
Real Estate Fund(1)	719,168	6,144	—	—	1,198,830	1	1,924,143
International Equity Fund	—	—	(1,141,020)	—	6,172,640	(3)	5,031,617

(1)	The Real Estate Fund has a tax year end of December 31.

Late-year loss deferral represent ordinary losses from January 1, 2020 through October 31, 2020, that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year.

The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Limited Duration Fund	$262,852	$272,298	$535,150
Long/Short Equity Fund	3,406,140	—	3,406,140
Large Cap Value Fund	127,456	—	127,456
Small Cap Fund	3,720,868	—	3,720,868
U.S. All Cap Index Fund	75,224	—	75,224
International Equity Fund	1,141,020	—	1,141,020

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to investments in passive foreign investment companies and deferred losses from wash sale transactions. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2021, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Limited Duration Fund	$124,476,476	$1,394,053	$(188,182)	$1,205,871
Core Bond Fund	114,983,765	4,047,965	(704,722)	3,343,243
Long/Short Equity Fund	13,346,450	4,831,836	(40,434)	4,791,402
Large Cap Value Fund	78,771,232	27,763,153	(703,900)	27,059,253
Large Cap Growth Fund	75,379,472	31,377,467	(536,008)	30,841,459
Small Cap Fund	79,718,346	37,434,196	(2,392,639)	35,041,557
U.S. All Cap Index Fund	16,021,421	5,848,661	(365,998)	5,482,663
Real Estate Fund	85,044,893	7,672,403	(3,339,013)	4,333,390
International Equity Fund	88,301,064	33,502,930	(1,586,264)	31,916,666

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10. Risks:

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s prospectus for additional disclosures regarding the principal risks associated with investing in a particular Fund.

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Catholic Values Investing Risk (All Funds) — The Funds considers the United States Conference of Catholic Bishops (the “USCCB”) Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Funds may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the USCCB Guidelines.

Covered Call Risk (Real Estate Fund) — Covered call risk is the risk that the issuer of the call option will forgo any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retain the risk of loss if the underlying security declines in value. The Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security, price volatility, dividend yield and interest rates. To the extent that these factors increase the value of the call option, the option holder is more likely to exercise the option, which may negatively affect the Fund.

Derivatives Risk (Long/Short Equity Fund and U.S. All Cap Index Fund) — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. There are various factors that affect the Fund’s ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits [or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. Additionally, some derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

Forward Contracts. A forward contract involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for the Fund’s account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they also involve a high degree of leverage.

Futures Contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally classified as liquid, under certain market conditions they may be classified as illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the investment managers to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

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Options. Options involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). If the Fund writes a “covered” call option (i.e., a call option on a security in which the Fund holds a long position), the Fund may not participate fully in a rise in market value of the underlying security. Over-the-counter options also involve counterparty solvency risk.

Swaps. In a swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk and valuation risk. Swaps may also be classified as illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Forward Contracts. A forward contract involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for the Fund’s account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they also involve a high degree of leverage.

Emerging Markets Securities Risk (International Equity Fund) – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Equity Risk (Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund and International Equity Fund) – Since the Funds purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Fixed Income Risk (Limited Duration Fund and Core Bond Fund) – The market values of fixed income investments change in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity, and during periods of rising interest rates, certain debt obligations with low interest rates may be extended beyond maturity. Current market conditions may pose heightened risks for the Funds. While interest rates in the U.S. are near historic lows, recent changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will continue to rise in the near future. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Funds. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Funds’ values may fluctuate and/or Funds may experience increased redemptions from shareholders, which may impact the Funds’ liquidity or force Funds to sell securities into a declining or illiquid market.

In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

Foreign Company Risk (Real Estate Fund and International Equity Fund) – Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
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income received from the securities comprising the Fund’s portfolios. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk (Real Estate Fund and International Equity Fund) – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

High Yield Bond Risk (Limited Duration Fund and Core Bond Fund) – High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the issuers of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Indexing Strategy/Index Tracking Risk (U.S. All Cap Index Fund) – The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. While the Sub-Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Investment Style Risk (Long/Short Equity Fund, Large Cap Value Fund and Large Cap Growth Fund) – The Sub-Adviser’s value investment style may increase the risks of investing in the Fund. If the Sub-Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Large-Capitalization Company Risk (Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, U.S. All Cap Index Fund and Real Estate Fund) — The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

Large Purchase and Redemption Risk (All Funds) — Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Market Risk (All Funds) – Each Fund is subject to market risk, which is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole.

Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds.

Mortgage-Backed and Asset-Backed Securities Risk (Limited Duration Fund and Core Bond Fund) – Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating the security’s decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Funds will be unable to possess and sell the underlying collateral and that the Funds’ recoveries on repossessed collateral may not be available to support

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payments on the security. In the event of a default, a Fund may suffer a loss if the Fund cannot sell collateral quickly and receive the amount the Fund is owed.

Municipal Bonds Risk (Limited Duration Fund and Core Bond Fund) – Municipal bonds are fixed income securities issued by state or local governments or their agencies to finance capital expenditures and operations. The obligation to pay principal and interest on municipal bonds may be a general obligation of the state or local government or may be supported only by an agency or a particular source of revenues. Therefore, municipal bonds vary in credit quality. Municipal bonds, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal bonds, to pay interest and principal on municipal bonds. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for municipal issuers to meet their obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal bonds to repay principal and to make interest payments. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Funds’ securities.

Portfolio Turnover Risk (Long/Short Equity Fund, Large Cap Growth Fund and Real Estate Fund) — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Real Estate Investment Trusts Risk (U.S. All Cap Index Fund and Real Estate Fund) – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate or finance real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed above. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Real Estate Sector Risk (Real Estate Fund) – Securities of companies principally engaged in the real estate sector may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and quality of credit extended. In addition, the performance of the economy in each of the regions and countries in which the real estate owned by a company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. In addition to these risks, some REITs and real estate operating companies (“REOCs”) have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Moreover, certain real estate investments may be illiquid and, therefore, the ability of REITs and REOCs to reposition their portfolios promptly in response to changes in economic or other conditions is limited. These factors may increase the volatility of the Fund’s investments in REITs or REOCs.

Sector Emphasis Risk (Large Cap Growth Fund, Long/Short Equity Fund and Real Estate Fund) – The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Short Sales Risk (Long/Short Equity Fund) – A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify.

Small-Capitalization Company Risk (Small Cap Fund, U.S. All Cap Index Fund and Real Estate Fund) – The small-capitalization companies in which the Funds invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Credit Risk (Limited Duration Fund and Core Bond Fund) – The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Interest Rate Risk (Limited Duration Fund and Core Bond Fund) – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those

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with longer maturities and lower credit qualities) and the Fund’s share price to fall. Very low or negative interest rates may prevent the Fund from generating positive returns and may increase the risk that if followed by rising interest rates the Fund’s performance will be negatively impacted.

Prepayment and Extension Risk (Limited Duration Fund and Core Bond Fund) – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

U.S. Government Securities Risk (Limited Duration Fund and Core Bond Fund) – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Corporate Fixed Income Securities Risk (Limited Duration Fund and Core Bond Fund) – The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers.

Liquidity Risk (Limited Duration Fund and Core Bond Fund) – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Quantitative Investing Risk (Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund and International Equity Fund) – There is no guarantee that a quantitative model or algorithm used by the Adviser, and the investments selected based on the model or algorithm, will perform as expected or produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Adviser’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm.

Information Technology Sector Risk (Large Cap Growth Fund) – Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Finally, while all companies may be susceptible to network security breaches, certain companies in the information technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Foreign/Emerging Markets Securities Risk (Real Estate Fund and International Equity Fund) – Investments in securities of foreign companies (including direct investments as well as investments through depositary receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising a Fund’s portfolio. These risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Certain foreign countries have experienced outbreaks of infectious illnesses and may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies of the affected country and other countries with which it does business, which in turn could adversely affect a Fund’s investments in that country and other affected countries.

A Fund may invest in unsponsored American Depositary Receipts (“ADRs”), which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the

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depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

11. Other:

At April 30, 2021, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders I Shares	% Ownership	No. of Shareholders Class S Shares	% Ownership
Limited Duration Fund	2	40%	3	100%
Core Bond Fund	2	28%	1	94%
Long/Short Equity Fund	2	82%	—	—
Large Cap Value Fund	1	22%	2	96%
Large Cap Growth Fund	1	28%	1	95%
Small Cap Fund	1	54%	1	85%
U.S. All Cap Index Fund	1	88%	—	—
Real Estate Fund	1	90%	—	—
International Equity Fund	2	63%	4	100%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2020 to April 30, 2021).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Annualized Expense Ratios	Expenses Paid During Period*
Limited Duration Fund
Actual Fund Return
I Shares	$1,000.00	$1,006.70	0.50%	$2.49
Class S Shares	1,000.00	1,005.20	0.60	2.98
Hypothetical 5% Return
I Shares	$1,000.00	$1,022.32	0.50%	$2.51
Class S Shares	1,000.00	1,021.82	0.60	3.01
Core Bond Fund
Actual Fund Return
I Shares	$1,000.00	$998.30	0.50%	$2.48
Class S Shares	1,000.00	997.80	0.60	2.97
Hypothetical 5% Return
I Shares	$1,000.00	$1,022.32	0.50%	$2.51
Class S Shares	1,000.00	1,021.82	0.60	3.01
Long/Short Equity Fund
Actual Fund Return
I Shares	$1,000.00	$1,116.10	2.45%	$12.85
Hypothetical 5% Return
I Shares	$1,000.00	$1,012.65	2.45%	$12.23
Large Cap Value Fund
Actual Fund Return
I Shares	$1,000.00	$1,376.70	0.90%	$5.30
Class S Shares	1,000.00	1,376.10	1.00	5.89
Hypothetical 5% Return
I Shares	$1,000.00	$1,020.33	0.90%	$4.51
Class S Shares	1,000.00	1,019.84	1.00	5.01

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Annualized Expense Ratios	Expenses Paid During Period*
Large Cap Growth Fund
Actual Fund Return
I Shares	$1,000.00	$1,213.70	0.90%	$4.94
Class S Shares	1,000.00	1,212.90	1.00	5.49
Hypothetical 5% Return
I Shares	$1,000.00	$1,020.33	0.90%	$4.51
Class S Shares	1,000.00	1,019.84	1.00	5.01
Small Cap Fund
Actual Fund Return
I Shares	$1,000.00	$1,452.20	1.04%	$6.32
Class S Shares	1,000.00	1,450.50	1.14	6.93
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.64	1.04%	$5.21
Class S Shares	1,000.00	1,019.14	1.14	5.71
U.S. All Cap Index Fund
Actual Fund Return
I Shares	$1,000.00	$1,326.10	0.25%	$1.44
Hypothetical 5% Return
I Shares	$1,000.00	$1,023.55	0.25%	$1.25
Real Estate Fund
Actual Fund Return
I Shares	$1,000.00	$1,263.90	1.00%	$5.61
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.84	1.00%	$5.01

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	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Annualized Expense Ratios	Expenses Paid During Period*
International Equity Fund
Actual Fund Return
I Shares	$1,000.00	$1,325.80	1.10%	$6.34
Class S Shares	1,000.00	1,325.40	1.20	6.92
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.34	1.10%	$5.51
Class S Shares	1,000.00	1,018.84	1.20	6.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

RENEWAL OF INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held via videoconference on December 10, 2020 to decide whether to renew the Agreement for an additional one-year term (the “December Meeting”). The December Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the December Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the December Meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the December Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the December Meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the December Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or,

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where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 18, 2021, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Funds’ liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Knights of Columbus Funds

P.O. Box 219009

Kansas City, MO 64121

1-844-KC-FUNDS (1-844-523-8637)

Investment Adviser

Knights of Columbus Asset Advisors LLC

One Columbus Plaza

New Haven, CT 06510

Investments Sub-Advisors

L2 Asset Management, LLC

66 Glezen Lane,

Wayland, MA 01778

Ranger Global Real Estate Advisors, LLC

415 Madison Avenue, 14th Floor

New York, NY 10017

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Funds described.

KOC-SA-001-0700

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.      Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 8, 2021